AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds–91.3%		Rate	Maturity	Face Amount	Value
Communication Services–4.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 948,851
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,000,000	618,449
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,351,139
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	1,012,192
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,890,534
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,686,208
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,414,020
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	653,163
					10,574,556
Consumer Discretionary–9.2%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	902,737
Aptiv PLC (Automobile Components)		4.350%	03/15/2029	1,000,000	969,550
Aptiv PLC / Aptiv Corp. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,739,594
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	1,500,000	1,246,964
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	980,960
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,784,737
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,188,978
Lear Corp. (Automobile Components)		4.250%	05/15/2029	4,000,000	3,823,254
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,309,996
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,854,822
Magna International, Inc. (Automobile Components)		3.625%	06/15/2024	1,000,000	994,959
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	2,976,332
					20,772,883
Consumer Staples–9.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,933,639
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	950,310
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,827,663
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	951,412
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	1,966,727
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	1,979,648
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	711,182
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	632,684
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	500,000	496,710
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,508,914
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)		5.750%	04/01/2033	1,200,000	1,182,206
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,769,061
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,091,712
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,318,704
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,500,000	1,532,830
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,655,715
					22,509,117
Energy–8.5%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,650,922
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	954,500
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	834,334
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,574,346
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,983,932
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	972,560
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	983,184
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	889,773
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,912,252
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,009,498
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,022,075
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	841,148
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	875,593
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	798,165
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	962,317
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	946,052
					19,210,651
Financials–26.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,286,484
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,715,355
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	2,919,071
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	984,281
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	884,067
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,612,014
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	875,785
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,645,083
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,452,542

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	$2,000,000	$ 1,904,418
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	973,550
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	1,945,591
Credit Suisse AG (Banks)		7.950%	01/09/2025	2,000,000	2,033,159
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	2,000,000	1,989,543
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,095,863
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	1,962,756
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	976,147
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,785,791
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	1,904,412
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes TSFR3M + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	1,748,316
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,288,936
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,394,805
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	2,037,785
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	965,502
Morgan Stanley (Rate is fixed until 10/18/2027, at which point, the rate becomes SOFR + 224) (Capital Markets)	(b)	6.296%	10/18/2028	2,000,000	2,069,011
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,170,618
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,672,945
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	993,551
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,921,515
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	1,033,371
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,606,833
U.S. Bancorp (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 186) (Banks)	(b)	5.678%	01/23/2035	700,000	706,811
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,000,000	1,011,852
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes TSFR3M + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	1,767,988
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	897,857
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	873,840
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,459,197
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISOA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,000,000	965,071
					59,531,716
Health Care–5.2%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	921,497
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,732,110
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	3,052,273
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,774,549
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	856,793
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,473,135
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,942,436
					11,752,793
Industrials–8.0%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,942,248
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,627,142
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,680,038
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,105,889
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	1,977,131
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	842,790
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	885,737
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	981,350
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,296,084
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	2,056,689
Union Pacific Corp. (Ground Transportation)		3.250%	08/15/2025	1,000,000	975,224
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,755,009
					18,125,331
Information Technology–3.5%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,624,322
Intel Corp. (Semiconductors & Equip.)		4.875%	02/10/2026	2,000,000	1,993,498
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,146,721
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,278,599
					8,043,140
Materials–5.7%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	979,894
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	800,000	763,430

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	$1,402,000	$ 1,291,791
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,708,912
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,927,912
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,834,469
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,470,023
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	890,480
					12,866,911
Real Estate–2.7%
Alexandria Real Estate Equities, Inc. (Office REITs)		3.950%	01/15/2028	1,000,000	957,731
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,368,667
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	923,405
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	945,725
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	1,000,000	980,135
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	937,584
					6,113,247
Utilities–7.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	824,417
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,043,917
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,806,853
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,792,501
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,706,432
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	818,186
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	755,011
Duke Energy Indiana LLC (Electric Utilities)		5.400%	04/01/2053	500,000	490,686
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	934,621
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,523,078
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,407,828
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	879,359
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	2,013,749
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,168,109
					17,164,747
Total Corporate Bonds (Cost $227,355,366)					$206,665,092

Asset-Backed Securities–2.0%		Rate	Maturity	Face Amount	Value
Industrials–2.0%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,154,100	$ 1,097,421
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,438,538	2,020,488
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	875,000	832,489
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	833,470	712,977
Total Asset-Backed Securities (Cost $5,301,108)					$4,663,375

U.S. Treasury Obligations–1.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		4.500%	11/15/2025	$2,000,000	$ 1,991,016
U.S. Treasury Note		3.375%	05/15/2033	2,000,000	1,873,594
Total U.S. Treasury Obligations (Cost $3,917,887)					$3,864,610
Total Investments – 95.0% (Cost $236,574,361)	(c)				$215,193,077
Other Assets in Excess of Liabilities – 5.0%					11,262,507
Net Assets – 100.0%					$226,455,584

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 5.030% at 3/31/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.210% at 3/31/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.340% at 3/31/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.130% at 3/31/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.298% at 3/31/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.254% at 3/31/2024
USSW5:	USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2024, the value of these securities totaled $16,535,445, or 7.3% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2024.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–74.3%		Shares	Value
Communication Services–7.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	64,932	$ 9,800,187
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	36,130	5,501,154
Comcast Corp. Class A (Media)		43,121	1,869,295
Electronic Arts, Inc. (Entertainment)		7,721	1,024,345
Fox Corp. Class A (Media)		74,887	2,341,717
Fox Corp. Class B (Media)		957	27,389
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		17,367	8,433,068
Netflix, Inc. (Entertainment)	(a)	1,091	662,597
Warner Bros. Discovery, Inc. (Entertainment)	(a)	13,207	115,297
			29,775,049
Consumer Discretionary–8.0%
Amazon.com, Inc. (Broadline Retail)	(a)	84,228	15,193,046
AutoNation, Inc. (Specialty Retail)	(a)	4,929	816,144
Best Buy Co., Inc. (Specialty Retail)		13,922	1,142,022
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		13,892	935,209
D.R. Horton, Inc. (Household Durables)		10,165	1,672,651
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,959	973,388
General Motors Co. (Automobiles)		70,355	3,190,599
Home Depot, Inc. / The (Specialty Retail)		4,093	1,570,075
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,023	852,335
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	17,948	847,325
Tesla, Inc. (Automobiles)	(a)	12,425	2,184,191
TJX Cos., Inc. / The (Specialty Retail)		22,384	2,270,185
Toll Brothers, Inc. (Household Durables)		19,292	2,495,806
			34,142,976
Consumer Staples–4.3%
Coca-Cola Co. / The (Beverages)		21,549	1,318,368
Colgate-Palmolive Co. (Household Products)		11,770	1,059,889
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		2,275	1,666,733
Hershey Co. / The (Food Products)		11,210	2,180,345
Kimberly-Clark Corp. (Household Products)		30,602	3,958,369
PepsiCo, Inc. (Beverages)		23,139	4,049,556
Walmart, Inc. (Consumer Staples Distribution & Retail)		69,240	4,166,171
			18,399,431
Energy–2.7%
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,893	1,402,782
ConocoPhillips (Oil, Gas & Consumable Fuels)		6,460	822,229
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		32,990	1,655,438
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		16,253	2,077,784
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		9,840	1,143,802
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,636	2,344,654
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,669	438,112
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,002	1,707,241
			11,592,042
Financials–9.5%
Bank of America Corp. (Banks)		46,075	1,747,164
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,026	4,216,134
Invesco Ltd. (Capital Markets)		78,405	1,300,739
JPMorgan Chase & Co. (Banks)		20,707	4,147,612
KeyCorp (Banks)		42,161	666,566
Marsh & McLennan Cos., Inc. (Insurance)		20,593	4,241,746
Mastercard, Inc. Class A (Financial Services)		13,497	6,499,750
Moody's Corp. (Capital Markets)		9,131	3,588,757
Nasdaq, Inc. (Capital Markets)		44,572	2,812,493
Progressive Corp. / The (Insurance)		11,556	2,390,012
Reinsurance Group of America, Inc. (Insurance)		4,051	781,357
SEI Investments Co. (Capital Markets)		9,748	700,881
Travelers Cos., Inc. / The (Insurance)		4,920	1,132,289
Visa, Inc. (Financial Services)		21,353	5,959,195
			40,184,695
Health Care–9.7%
AbbVie, Inc. (Biotechnology)		12,506	2,277,343
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		8,554	1,244,693
Amgen, Inc. (Biotechnology)		11,212	3,187,796

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)		44,506	$ 2,413,560
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,429	607,505
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,932	545,368
Elevance Health, Inc. (Health Care Providers & Svs.)		7,942	4,118,245
Eli Lilly & Co. (Pharmaceuticals)		10,141	7,889,292
Gilead Sciences, Inc. (Biotechnology)		52,495	3,845,259
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	11,629	906,597
Incyte Corp. (Biotechnology)	(a)	28,823	1,642,046
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,780	710,380
Medtronic PLC (Health Care Equip. & Supplies)		37,236	3,245,117
Merck & Co., Inc. (Pharmaceuticals)		11,454	1,511,355
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,545	488,926
Pfizer, Inc. (Pharmaceuticals)		47,715	1,324,091
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	850	818,117
Stryker Corp. (Health Care Equip. & Supplies)		8,417	3,012,192
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		908	449,188
Zoetis, Inc. (Pharmaceuticals)		5,094	861,956
			41,099,026
Industrials–6.9%
A.O. Smith Corp. (Building Products)		4,840	432,986
AECOM (Construction & Engineering)		15,692	1,539,071
American Airlines Group, Inc. (Passenger Airlines)	(a)	22,349	343,057
AMETEK, Inc. (Electrical Equip.)		2,182	399,088
Builders FirstSource, Inc. (Building Products)	(a)	2,724	568,090
Cintas Corp. (Commercial Svs. & Supplies)		3,509	2,410,788
Cummins, Inc. (Machinery)		1,383	407,501
Delta Air Lines, Inc. (Passenger Airlines)		38,987	1,866,308
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,329	890,987
Lockheed Martin Corp. (Aerospace & Defense)		8,896	4,046,524
Old Dominion Freight Line, Inc. (Ground Transportation)		11,060	2,425,569
Oshkosh Corp. (Machinery)		28,123	3,507,219
Parker-Hannifin Corp. (Machinery)		6,037	3,355,304
Rockwell Automation, Inc. (Electrical Equip.)		3,026	881,565
Snap-on, Inc. (Machinery)		4,729	1,400,824
Valmont Industries, Inc. (Construction & Engineering)		4,521	1,032,054
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,985	2,019,340
Watsco, Inc. (Trading Companies & Distributors)		1,055	455,728
Xylem, Inc. (Machinery)		8,486	1,096,731
			29,078,734
Information Technology–22.2%
Adobe, Inc. (Software)	(a)	6,528	3,294,029
Amdocs Ltd. (IT Svs.)		6,133	554,239
Apple, Inc. (Tech. Hardware, Storage & Periph.)		124,908	21,419,224
Applied Materials, Inc. (Semiconductors & Equip.)		22,710	4,683,483
Broadcom, Inc. (Semiconductors & Equip.)		439	581,855
Fortinet, Inc. (Software)	(a)	13,594	928,606
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		29,372	520,766
Lam Research Corp. (Semiconductors & Equip.)		1,435	1,394,203
Manhattan Associates, Inc. (Software)	(a)	13,675	3,421,895
Micron Technology, Inc. (Semiconductors & Equip.)		10,863	1,280,639
Microsoft Corp. (Software)		61,853	26,022,794
NVIDIA Corp. (Semiconductors & Equip.)		21,545	19,467,200
Oracle Corp. (Software)		19,886	2,497,881
QUALCOMM, Inc. (Semiconductors & Equip.)		27,737	4,695,874
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		23,755	3,450,176
			94,212,864
Materials–1.4%
Ecolab, Inc. (Chemicals)		8,973	2,071,866
Louisiana-Pacific Corp. (Paper & Forest Products)		12,617	1,058,692
LyondellBasell Industries N.V. Class A (Chemicals)		5,075	519,071
Nucor Corp. (Metals & Mining)		10,660	2,109,614
			5,759,243
Real Estate–1.3%
Camden Property Trust (Residential REITs)		19,647	1,933,265

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Equinix, Inc. (Specialized REITs)	1,962	$ 1,619,297
Equity Residential (Residential REITs)	31,408	1,982,159
		5,534,721
Utilities–1.3%
AES Corp. / The (Ind. Power & Renewable Elec.)	84,140	1,508,630
CMS Energy Corp. (Multi-Utilities)	6,133	370,065
OGE Energy Corp. (Electric Utilities)	25,164	863,125
PPL Corp. (Electric Utilities)	97,176	2,675,256
		5,417,076
Total Common Stocks (Cost $241,217,928)		$315,195,857

Corporate Bonds–22.3%		Rate	Maturity	Face Amount	Value
Communication Services–1.5%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 948,851
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,567,426
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	945,267
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,124,139
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	942,680
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	653,163
					6,181,526
Consumer Discretionary–1.4%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	902,737
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	1,000,000	831,310
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	980,960
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,856,491
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	900,721
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	654,998
					6,127,217
Consumer Staples–3.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,933,639
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	951,412
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	983,364
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,422,363
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,766,841
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,005,943
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)		5.750%	04/01/2033	800,000	788,138
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	727,808
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	927,481
Pilgrim's Pride Corp. (Food Products)		6.250%	07/01/2033	1,000,000	1,021,887
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,758,856
					13,287,732
Energy–2.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	945,902
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	954,500
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,049,564
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	991,966
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	972,560
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	983,184
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,941,501
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,261,722
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	875,593
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	962,317
					10,938,809
Financials–6.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	857,656
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,143,570
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,251,030
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	186,572
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	822,542
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	968,361
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	952,209

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Citigroup, Inc. (Banks)		4.125%	07/25/2028	$1,000,000	$ 958,533
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	888,278
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,668,008
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	985,180
Discover Bank (Banks)		USISOA05 + 173	08/09/2028	250,000	248,693
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,667,125
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	981,378
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	952,206
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes TSFR3M + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	874,158
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	965,502
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,310,527
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,429,305
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	836,473
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	993,551
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,403,632
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	803,417
U.S. Bancorp (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 186) (Banks)	(c)	5.678%	01/23/2035	300,000	302,919
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(c)	5.574%	07/25/2029	1,000,000	1,011,852
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	598,571
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,459,197
					27,520,445
Health Care–0.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	921,497
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	982,090
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,928,952
					3,832,539
Industrials–1.9%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,942,248
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,340,019
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	988,565
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,028,345
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	973,155
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,766,570
					8,038,902
Information Technology–1.0%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	812,161
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,695,735
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	922,272
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	976,542
					4,406,710
Materials–0.9%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,291,791
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,708,912
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	975,971
					3,976,674
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Office REITs)		3.950%	01/15/2028	1,000,000	957,731
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	936,446
					1,894,177
Utilities–2.0%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	824,417
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	772,699
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	903,427
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	896,433
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	853,216

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	$1,000,000	$ 818,186
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,132,517
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	703,413
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	169,231
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	703,914
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	778,739
					8,556,192
Total Corporate Bonds (Cost $108,448,942)					$94,760,923

U.S. Treasury Obligations–1.7%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	4.500%	11/15/2033	$7,000,000	$ 7,155,313
Total U.S. Treasury Obligations (Cost $7,370,209)				$7,155,313

Asset-Backed Securities–0.5%		Rate	Maturity	Face Amount	Value
Industrials–0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	$1,625,692	$ 1,346,992
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	97,222	92,499
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	833,470	712,977
Total Asset-Backed Securities (Cost $2,556,384)					$2,152,468
Total Investments – 98.8% (Cost $359,593,463)	(d)				$419,264,561
Other Assets in Excess of Liabilities – 1.2%	(e)				5,238,125
Net Assets – 100.0%					$424,502,686

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.210% at 3/31/2024
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.340% at 3/31/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.298% at 3/31/2024
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 4.254% at 3/31/2024
USSW5:	USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2024, the value of these securities totaled $4,594,242, or 1.1% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2024.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $200,600 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	17	June 21, 2024	$4,456,071	$4,512,225	$56,154	$(5,617)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–97.2%		Shares	Value
Japan–23.9%
Advantest Corp. (Information Technology)	(a)	4,500	$ 201,101
Aeon Co. Ltd. (Consumer Staples)	(a)	600	14,223
ANA Holdings, Inc. (Industrials)	(a)	12,500	260,995
Asahi Group Holdings Ltd. (Consumer Staples)	(a)	4,100	150,526
Astellas Pharma, Inc. (Health Care)	(a)	15,500	166,574
Canon, Inc. (Information Technology)	(a)	32,400	964,480
Central Japan Railway Co. (Industrials)	(a)	73,900	1,834,651
Concordia Financial Group Ltd. (Financials)	(a)	13,800	69,369
Dai-ichi Life Holdings, Inc. (Financials)	(a)	20,100	512,881
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	97,000	3,083,012
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	3,400	387,603
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	15,400	458,059
Denso Corp. (Consumer Discretionary)	(a)	38,800	742,404
Disco Corp. (Information Technology)	(a)	8,700	3,196,411
DMG Mori Co. Ltd. (Industrials)	(a)	32,100	848,110
East Japan Railway Co. (Industrials)	(a)	9,900	189,812
ENEOS Holdings, Inc. (Energy)	(a)	11,600	55,842
Fujitsu Ltd. (Information Technology)	(a)	6,000	96,075
Hikari Tsushin, Inc. (Industrials)	(a)	1,100	206,682
Hitachi Ltd. (Industrials)	(a)	57,100	5,215,498
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	14,800	183,046
Hoya Corp. (Health Care)	(a)	200	25,036
Hulic Co. Ltd. (Real Estate)	(a)	39,300	403,478
ITOCHU Corp. (Industrials)	(a)	27,800	1,192,116
J. Front Retailing Co. Ltd. (Consumer Discretionary)	(a)	16,400	182,095
Japan Post Bank Co. Ltd. (Financials)	(a)	30,900	332,515
Japan Post Holdings Co. Ltd. (Financials)	(a)	43,700	439,890
Japan Tobacco, Inc. (Consumer Staples)	(a)	12,900	343,885
Kakaku.com, Inc. (Communication Services)	(a)	27,600	334,235
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	14,000	199,475
Kao Corp. (Consumer Staples)	(a)	50,800	1,900,713
Keyence Corp. (Information Technology)	(a)	100	46,500
Komatsu Ltd. (Industrials)	(a)	41,900	1,240,756
Kyowa Kirin Co. Ltd. (Health Care)	(a)	17,900	321,816
Makita Corp. (Industrials)	(a)	4,200	119,152
Marubeni Corp. (Industrials)	(a)	60,300	1,044,381
Mitsubishi Chemical Group Corp. (Materials)	(a)	117,400	715,108
Mitsubishi Corp. (Industrials)	(a)	69,900	1,614,392
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	24,900	452,950
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,000	118,473
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	300,100	3,052,695
Mitsui & Co. Ltd. (Industrials)	(a)	46,000	2,149,242
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	25,200	271,525
Mizuho Financial Group, Inc. (Financials)	(a)	113,800	2,251,660
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	97,200	1,719,860
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	121,900	2,293,837
Nidec Corp. (Industrials)	(a)	8,300	342,609
Nintendo Co. Ltd. (Communication Services)	(a)	14,600	799,100
Nippon Steel Corp. (Materials)	(a)	3,200	76,941
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	253,800	302,157
Nissan Motor Co. Ltd. (Consumer Discretionary)	(a)	58,700	232,791
Nomura Holdings, Inc. (Financials)	(a)	79,400	507,957
Common Stocks (Continued)		Shares	Value
Japan (continued)
Nomura Research Institute Ltd. (Information Technology)	(a)	27,100	$ 764,913
Ono Pharmaceutical Co. Ltd. (Health Care)	(a)	27,200	445,799
Oracle Corp. (Information Technology)	(a)	2,900	217,953
Oriental Land Co. Ltd. (Consumer Discretionary)	(a)	57,500	1,841,875
ORIX Corp. (Financials)	(a)	72,800	1,591,721
Otsuka Corp. (Information Technology)	(a)	28,000	593,952
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	52,900	1,406,387
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	318,400	3,037,726
Recruit Holdings Co. Ltd. (Industrials)	(a)	107,500	4,735,597
Renesas Electronics Corp. (Information Technology)	(a)	37,900	678,348
Resona Holdings, Inc. (Financials)	(a)	46,800	289,138
SCREEN Holdings Co. Ltd. (Information Technology)	(a)	3,200	416,300
Sega Sammy Holdings, Inc. (Consumer Discretionary)	(a)	28,400	351,226
Sekisui House Ltd. (Consumer Discretionary)	(a)	10,800	245,658
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	31,500	1,382,091
Skylark Holdings Co. Ltd. (Consumer Discretionary)	(a)	38,600	611,052
SoftBank Corp. (Communication Services)	(a)	60,000	770,556
SoftBank Group Corp. (Communication Services)	(a)	21,500	1,284,842
Sojitz Corp. (Industrials)	(a)	1,600	42,160
Sompo Holdings, Inc. (Financials)	(a)	54,000	1,131,994
Sony Group Corp. (Consumer Discretionary)	(a)	200	17,141
Sumitomo Corp. (Industrials)	(a)	50,100	1,206,241
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	81,200	4,746,989
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	9,800	211,299
Suzuki Motor Corp. (Consumer Discretionary)	(a)	28,400	323,966
T&D Holdings, Inc. (Financials)	(a)	10,200	177,431
Tokio Marine Holdings, Inc. (Financials)	(a)	127,500	4,004,614
Tokyo Electron Ltd. (Information Technology)	(a)	22,500	5,900,612
Toyota Industries Corp. (Industrials)	(a)	400	41,814
Toyota Motor Corp. (Consumer Discretionary)	(a)	100,900	2,536,234
Toyota Tsusho Corp. (Industrials)	(a)	9,000	617,864
Trend Micro Inc. (Information Technology)	(a)	4,000	203,453
Unicharm Corp. (Consumer Staples)	(a)	29,400	935,630
			86,627,270
United Kingdom–13.5%
3i Group PLC (Financials)	(a)	1,026	36,345
AstraZeneca PLC (Health Care)	(a)	36,130	4,864,582
Auto Trader Group PLC (Communication Services)	(a)	123,564	1,091,154
BAE Systems PLC (Industrials)	(a)	212,377	3,617,421
Barclays PLC (Financials)	(a)	537,954	1,250,074
BP PLC (Energy)	(a)	686,531	4,313,704
British American Tobacco PLC (Consumer Staples)	(a)	53,571	1,628,287
British Land Co. PLC / The (Real Estate)	(a)	63,411	316,938
Bunzl PLC (Industrials)	(a)	38,388	1,478,268
ConvaTec Group PLC (Health Care)	(a)	6,318	22,825
easyJet PLC (Industrials)	(a)	25,523	183,673

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
GSK PLC (Health Care)	(a)	211,144	$ 4,534,730
Halma PLC (Information Technology)	(a)	3,651	109,094
HSBC Holdings PLC (Financials)	(a)	247,765	1,936,654
IG Group Holdings PLC (Financials)	(a)	9,449	87,012
IMI PLC (Industrials)	(a)	4,427	101,325
Imperial Brands PLC (Consumer Staples)	(a)	13,928	311,402
Informa PLC (Communication Services)	(a)	231,892	2,431,212
Johnson Matthey PLC (Materials)	(a)	24,788	559,393
London Stock Exchange Group PLC (Financials)	(a)	16,892	2,023,302
M&G PLC (Financials)	(a)	34,640	96,525
Marks & Spencer Group PLC (Consumer Staples)	(a)	59,732	200,198
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	2,605	148,196
RELX PLC (Industrials)	(a)	13,699	591,921
Rightmove PLC (Communication Services)	(a)	10,020	69,444
Rio Tinto PLC (Materials)	(a)	8,495	539,055
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	9,170	49,315
Shell PLC (Energy)	(a)	191,658	6,358,933
Smiths Group PLC (Industrials)	(a)	69,501	1,441,919
Spectris PLC (Information Technology)	(a)	24,715	1,031,313
Standard Chartered PLC (Financials)	(a)	91,029	771,409
Tesco PLC (Consumer Staples)	(a)	1,027,122	3,843,596
Unilever PLC (Consumer Staples)	(a)	51,613	2,591,806
Vodafone Group PLC (Communication Services)	(a)	21,093	18,676
Weir Group PLC / The (Industrials)	(a)	2,508	63,997
			48,713,698
France–9.7%
Air Liquide SA (Materials)	(a)	2,488	518,501
AXA SA (Financials)	(a)	36,063	1,354,119
Bureau Veritas SA (Industrials)	(a)	15,295	466,198
Carrefour SA (Consumer Staples)	(a)	119,464	2,044,454
Cie de Saint-Gobain SA (Industrials)	(a)	2,254	174,788
Credit Agricole SA (Financials)	(a)	186,480	2,778,006
Danone SA (Consumer Staples)	(a)	62,092	4,012,032
Dassault Aviation SA (Industrials)	(a)	283	62,284
Dassault Systemes SE (Information Technology)	(a)	54,673	2,418,252
Eiffage SA (Industrials)	(a)	21,212	2,405,012
Eurazeo SE (Financials)	(a)	2,759	241,686
Forvia SE (Consumer Discretionary)	(a)(b)	23,723	359,431
Gecina SA (Real Estate)	(a)	3,927	400,875
Getlink SE (Industrials)	(a)	16,228	276,209
Hermes International SCA (Consumer Discretionary)	(a)	1,940	4,973,456
Legrand SA (Industrials)	(a)	5,337	564,644
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	2,696	2,438,362
Publicis Groupe SA (Communication Services)	(a)	4,273	465,667
Sanofi (Health Care)	(a)	7,394	725,480
SCOR SE (Financials)	(a)	573	19,826
TotalEnergies SE (Energy)	(a)	5,103	350,882
Ubisoft Entertainment SA (Communication Services)	(a)(b)	39,490	831,552
Valeo SE (Consumer Discretionary)	(a)	3,063	38,268
Veolia Environnement SA (Utilities)	(a)	84,015	2,725,683
Vinci SA (Industrials)	(a)	35,043	4,488,582
Worldline SA (Financials)	(a)(b)	5,329	65,977
			35,200,226
Switzerland–9.0%
ABB Ltd. (Industrials)	(a)	101,386	4,705,597
Alcon, Inc. (Health Care)	(a)	257	21,277
Avolta AG (Consumer Discretionary)	(a)(b)	4,527	188,356
Common Stocks (Continued)		Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	103	$ 1,232,191
Flughafen Zurich AG (Industrials)	(a)	319	72,357
Givaudan SA (Materials)	(a)	262	1,170,627
Holcim AG (Materials)	(a)	46,269	4,210,879
Logitech International SA (Information Technology)	(a)	16,936	1,515,549
Nestle SA (Consumer Staples)	(a)	85,087	9,034,573
Novartis AG (Health Care)	(a)	75,518	7,313,491
Roche Holding Ltd. (Health Care)	(a)	1,306	351,532
Roche Holding Ltd. NVS (Health Care)	(a)	3,855	984,092
Sika AG (Materials)	(a)	1,097	326,638
Sonova Holding AG (Health Care)	(a)	3,466	1,003,180
Temenos AG (Information Technology)	(a)	5,193	371,921
			32,502,260
Germany–8.4%
Allianz SE (Financials)	(a)	4,214	1,262,873
Bayer AG (Health Care)	(a)	75,296	2,309,182
Beiersdorf AG (Consumer Staples)	(a)	2,291	333,559
Brenntag SE (Industrials)	(a)	2,803	236,117
Continental AG (Consumer Discretionary)	(a)	3,027	218,487
Deutsche Boerse AG (Financials)	(a)	7,650	1,565,268
Deutsche Lufthansa AG (Industrials)	(a)(b)	115,110	904,236
Deutsche Telekom AG (Communication Services)	(a)	201,849	4,899,928
Evonik Industries AG (Materials)	(a)	30,556	604,095
Fresenius Medical Care AG (Health Care)	(a)	4,167	160,259
Fresenius SE & Co. KGaA (Health Care)	(a)	3,698	99,733
Heidelberg Materials AG (Materials)	(a)	9,836	1,081,927
Henkel AG & Co. KGaA (Consumer Staples)	(a)	3,704	266,771
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	16,772	1,335,944
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	118	57,576
Nemetschek SE (Information Technology)	(a)	5,907	584,520
SAP SE (Information Technology)	(a)	39,877	7,763,779
Scout24 SE (Communication Services)	(a)	6,749	508,690
Siemens AG (Industrials)	(a)	32,040	6,116,598
Talanx AG (Financials)	(a)	955	75,609
			30,385,151
Netherlands–6.0%
Adyen N.V. (Financials)	(a)(b)	351	594,565
Aegon Ltd. (Financials)	(a)	127,147	774,725
Argenx SE (Health Care)	(a)(b)	768	303,135
ASML Holding N.V. (Information Technology)	(a)	11,255	10,805,733
Euronext N.V. (Financials)	(a)	7,310	695,274
EXOR N.V. (Financials)	(a)	1,227	136,365
Just Eat Takeaway.com N.V. (Consumer Discretionary)	(a)(b)	21,824	322,877
Koninklijke Philips N.V. (Health Care)	(a)(b)	50,686	1,016,401
NN Group N.V. (Financials)	(a)	41,979	1,941,786
Signify N.V. (Industrials)	(a)	20,363	627,067
Stellantis N.V. (Consumer Discretionary)	(a)	83,860	2,383,494
Wolters Kluwer N.V. (Industrials)	(a)	12,833	2,009,758
			21,611,180
Australia–4.6%
AGL Energy Ltd. (Utilities)	(a)	6,901	37,509
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	46,458	1,301,941
BHP Group Ltd. (Materials)	(a)	200,071	5,777,887

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Australia (continued)
Brambles Ltd. (Industrials)	(a)	135,300	$ 1,426,616
Cochlear Ltd. (Health Care)	(a)	2,217	487,665
CSL Ltd. (Health Care)	(a)	9,490	1,783,671
Flight Centre Travel Group Ltd. (Consumer Discretionary)	(a)	36,271	516,476
Macquarie Group Ltd. (Financials)	(a)	13,632	1,774,221
National Australia Bank Ltd. (Financials)	(a)	13,080	295,289
QBE Insurance Group Ltd. (Financials)	(a)	5,935	70,133
REA Group Ltd. (Communication Services)	(a)	4,899	592,165
Rio Tinto Ltd. (Materials)	(a)	14,584	1,159,454
Seven Group Holdings Ltd. (Industrials)	(a)	3,850	102,350
South32 Ltd. (Materials)	(a)	61,473	120,705
Transurban Group (Industrials)	(a)	127,176	1,105,552
Wesfarmers Ltd. (Consumer Discretionary)	(a)	589	26,277
Woolworths Group Ltd. (Consumer Staples)	(a)	12,343	266,819
			16,844,730
Denmark–4.5%
DSV A/S (Industrials)	(a)	4,502	731,509
Genmab A/S (Health Care)	(a)(b)	1,940	580,431
Novo Nordisk A/S Class B (Health Care)	(a)	92,093	11,796,738
Novonesis (Novozymes) B (Materials)	(a)	23,593	1,384,686
Pandora A/S (Consumer Discretionary)	(a)	10,955	1,769,497
			16,262,861
Sweden–3.9%
Assa Abloy AB Class B (Industrials)	(a)	134,264	3,851,334
Atlas Copco AB Class B (Industrials)	(a)	76,851	1,134,480
Atlas Copco AB Class A (Industrials)	(a)	43,297	730,651
Essity AB Class B (Consumer Staples)	(a)	23,256	552,289
Hexagon AB Class B (Information Technology)	(a)	238,205	2,819,648
Investor AB Class B (Financials)	(a)	127,834	3,204,414
Trelleborg AB Class B (Industrials)	(a)	47,188	1,686,687
			13,979,503
Italy–3.2%
A2A SpA (Utilities)	(a)	319,196	576,130
Amplifon SpA (Health Care)	(a)	3,398	123,908
Assicurazioni Generali SpA (Financials)	(a)	22,179	561,601
Banca Monte dei Paschi di Siena SpA (Financials)	(a)(b)	31,364	142,116
Enel SpA (Utilities)	(a)	440,679	2,909,135
Eni SpA (Energy)	(a)	7,781	123,368
Ferrari N.V. (Consumer Discretionary)	(a)	6,599	2,876,210
Intesa Sanpaolo SpA (Financials)	(a)	347,111	1,259,378
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	11,468	170,861
Moncler SpA (Consumer Discretionary)	(a)	2,408	179,660
Poste Italiane SpA (Financials)	(a)	9,074	113,607
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	9,037	499,436
Saipem SpA (Energy)	(a)(b)	217,077	530,550
UniCredit SpA (Financials)	(a)	38,294	1,453,202
			11,519,162
Spain–3.1%
Amadeus IT Group SA (Consumer Discretionary)	(a)	11,096	711,610
Banco Santander SA (Financials)	(a)	1,026,847	5,017,399
Common Stocks (Continued)		Shares	Value
Spain (continued)
Ferrovial SE (Industrials)	(a)	1,023	$ 40,487
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	88,370	4,450,032
Repsol SA (Energy)	(a)	65,253	1,089,118
			11,308,646
Ireland–2.0%
CRH PLC (Materials)	(a)	30,419	2,624,296
Experian PLC (Industrials)	(a)	77,407	3,379,283
James Hardie Industries PLC (Materials)	(a)(b)	29,445	1,182,354
			7,185,933
Hong Kong–1.6%
AIA Group Ltd. (Financials)	(a)	506,800	3,401,130
CK Asset Holdings Ltd. (Real Estate)	(a)	244,500	1,007,228
Jardine Matheson Holdings Ltd. (Industrials)	(a)	18,500	689,845
Sino Land Co. Ltd. (Real Estate)	(a)	20,000	20,791
Swire Properties Ltd. (Real Estate)	(a)	42,800	90,037
Wharf Real Estate Investment Co. Ltd. (Real Estate)	(a)	160,000	521,167
			5,730,198
Singapore–1.2%
DBS Group Holdings Ltd. (Financials)	(a)	14,700	393,184
Jardine Cycle & Carriage Ltd. (Industrials)	(a)	18,500	331,236
Singapore Airlines Ltd. (Industrials)	(a)	112,100	531,954
Singapore Telecommunications Ltd. (Communication Services)	(a)	1,287,300	2,412,505
United Overseas Bank Ltd. (Financials)	(a)	26,300	571,601
Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	(a)	30,800	43,577
			4,284,057
Luxembourg–0.9%
ArcelorMittal SA (Materials)	(a)	115,776	3,180,663
Austria–0.7%
BAWAG Group AG (Financials)	(a)	16,801	1,064,814
Erste Group Bank AG (Financials)	(a)	26,796	1,193,202
OMV AG (Energy)	(a)	3,622	171,604
			2,429,620
Israel–0.4%
Bank Leumi Le-Israel BM (Financials)	(a)	22,840	189,722
Elbit Systems Ltd. (Industrials)	(a)	504	105,307
Nice Ltd. (Information Technology)	(a)(b)	4,524	1,178,747
			1,473,776
New Zealand–0.3%
Xero Ltd. (Information Technology)	(a)(b)	12,484	1,084,814
Finland–0.2%
Nordea Bank Abp (Financials)	(a)	52,701	595,510
Portugal–0.1%
Banco Comercial Portugues SA (Financials)	(a)(b)	1,197,895	404,307
Norway–0.0%
DNB Bank ASA (Financials)	(a)	6,095	120,993
Equinor ASA (Energy)	(a)	3,154	84,626
			205,619

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Belgium–0.0%
Sofina SA (Financials)	(a)	508	$ 113,876
Total Common Stocks (Cost $306,969,935)			$351,643,060

Preferred Securities–0.1%		Rate	Quantity	Value
Germany–0.1%
Volkswagen AG (Consumer Discretionary)	(a)	7.162% (c)	3,023	$ 400,924
Total Preferred Securities (Cost $386,781)				$400,924
Total Investments – 97.3% (Cost $307,356,716)			(d)	$352,043,984
Other Assets in Excess of Liabilities – 2.7%			(e)	9,812,990
Net Assets – 100.0%				$361,856,974

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non Voting Shares

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $352,043,984 or 97.3% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $242,507 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	59	June 21, 2024	$6,911,924	$6,953,445	$41,521	$(17,015)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.9%		Shares	Value
Communication Services–11.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	39,944	$ 6,028,748
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,422	361,945
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		2,881	1,398,956
Netflix, Inc. (Entertainment)	(a)	4,470	2,714,765
Universal Music Group N.V. (Entertainment)	(b)	79,179	2,380,813
Warner Music Group Corp. Class A (Entertainment)		38,613	1,275,001
			14,160,228
Consumer Discretionary–10.8%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,942	1,804,992
Amazon.com, Inc. (Broadline Retail)	(a)	38,835	7,005,057
BYD Co. Ltd. (Automobiles)	(b)	14,359	367,101
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,488	739,358
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)(b)	4,341	866,739
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,571	180,916
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	616	557,133
MercadoLibre, Inc. (Broadline Retail)	(a)	764	1,155,138
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	4,373	508,361
Samsonite International SA (Textiles, Apparel & Luxury Goods)	(a)(b)	128,030	484,719
Savers Value Village, Inc. (Broadline Retail)	(a)	9,863	190,159
			13,859,673
Consumer Staples–1.2%
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		3,283	506,075
Monster Beverage Corp. (Beverages)	(a)	17,222	1,020,920
			1,526,995
Energy–2.0%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		6,916	1,115,412
Reliance Industries Ltd. – GDR (Oil, Gas & Consumable Fuels)		18,605	1,328,397
Schlumberger N.V. (Energy Equip. & Svs.)		1,496	81,996
			2,525,805
Financials–6.4%
Apollo Global Management, Inc. (Financial Services)		1,077	121,109
Ares Management Corp. Class A (Capital Markets)		2,090	277,928
Arthur J. Gallagher & Co. (Insurance)		3,944	986,158
BRP Group, Inc. Class A (Insurance)	(a)	10,696	309,542
Capital One Financial Corp. (Consumer Finance)		2,796	416,296
Corebridge Financial, Inc. (Financial Services)		11,403	327,608
Fiserv, Inc. (Financial Services)	(a)	1,718	274,571
Global Payments, Inc. (Financial Services)		6,415	857,429
Mastercard, Inc. Class A (Financial Services)		4,896	2,357,767
Visa, Inc. (Financial Services)		8,118	2,265,571
			8,193,979
Health Care–14.4%
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	3,518
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,701	247,513
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,045	342,676
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	3,994	596,903
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Arcellx, Inc. (Biotechnology)	(a)	792	$ 55,084
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	3,644	104,218
Beam Therapeutics, Inc. (Biotechnology)	(a)	985	32,544
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,415	240,382
Blueprint Medicines Corp. (Biotechnology)	(a)	635	60,236
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	47,107	3,226,358
Bruker Corp. (Life Sciences Tools & Svs.)		7,067	663,874
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,749	108,068
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	67,605
Cytokinetics, Inc. (Biotechnology)	(a)	2,313	162,164
Danaher Corp. (Life Sciences Tools & Svs.)		4,407	1,100,516
Eli Lilly & Co. (Pharmaceuticals)		4,541	3,532,716
Exact Sciences Corp. (Biotechnology)	(a)	2,036	140,606
Galapagos N.V. – ADR (Biotechnology)	(a)	5,971	192,266
Gamida Cell Ltd. (Biotechnology)	(a)	33,274	1,201
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,871	270,707
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	15,183	1,239,388
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	3,253	253,604
Hookipa Pharma, Inc. (Biotechnology)	(a)	6,797	4,840
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	164,125
Insmed, Inc. (Biotechnology)	(a)	13,683	371,220
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	960	206,198
Janux Therapeutics, Inc. (Biotechnology)	(a)	300	11,295
Krystal Biotech, Inc. (Biotechnology)	(a)	476	84,695
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	1,420	88,381
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,931	164,400
Masimo Corp. (Health Care Equip. & Supplies)	(a)	5,297	777,865
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	16,382	68,641
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	746	166,492
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	2,790	25,863
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,346	1,295,512
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,500	459,800
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	763	39,356
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	765	99,037
Sartorius Stedim Biotech (Life Sciences Tools & Svs.)	(b)	1,743	496,705
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	22,091	311,704
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,678	975,270
Vor BioPharma, Inc. (Biotechnology)	(a)	6,484	15,367
XOMA Corp. (Biotechnology)	(a)	4,143	99,639
			18,568,552
Industrials–14.4%
Chart Industries, Inc. (Machinery)	(a)	989	162,908
Eaton Corp. PLC (Electrical Equip.)		5,954	1,861,697
Energy Recovery, Inc. (Machinery)	(a)	4,041	63,807
Equifax, Inc. (Professional Svs.)		7,060	1,888,691
Ferguson PLC (Trading Companies & Distributors)	(b)	5,899	1,291,167
General Electric Co. (Aerospace & Defense)		14,080	2,471,462
Ingersoll Rand, Inc. (Machinery)		16,198	1,538,000
Parker-Hannifin Corp. (Machinery)		1,737	965,407
RELX PLC – ADR (Professional Svs.)		4,131	178,831
Ryanair Holdings PLC – ADR (Passenger Airlines)		5,159	751,099
TransUnion (Professional Svs.)		6,526	520,775

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Uber Technologies, Inc. (Ground Transportation)	(a)	84,933	$ 6,538,992
Westinghouse Air Brake Technologies Corp. (Machinery)		2,607	379,788
			18,612,624
Information Technology–39.6%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	16,620	448,075
Apple, Inc. (Tech. Hardware, Storage & Periph.)		27,041	4,636,991
ASML Holding N.V. (Semiconductors & Equip.)		1,943	1,885,623
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	14,838
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	6,671	1,018,538
Gartner, Inc. (IT Svs.)	(a)	1,133	540,067
HubSpot, Inc. (Software)	(a)	1,528	957,384
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		6,044	809,594
KLA Corp. (Semiconductors & Equip.)		1,305	911,634
Manhattan Associates, Inc. (Software)	(a)	3,613	904,081
Marvell Technology, Inc. (Semiconductors & Equip.)		3,500	248,080
Micron Technology, Inc. (Semiconductors & Equip.)		6,773	798,469
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		44,334	$ 18,652,200
Monday.com Ltd. (Software)	(a)	1,498	338,353
MongoDB, Inc. (IT Svs.)	(a)	3,826	1,372,157
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		648	438,968
Nice Ltd. – ADR (Software)	(a)	2,895	754,495
NVIDIA Corp. (Semiconductors & Equip.)		13,560	12,252,273
ServiceNow, Inc. (Software)	(a)	657	500,897
SiTime Corp. (Semiconductors & Equip.)	(a)	4,509	420,374
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		17,493	2,379,923
Universal Display Corp. (Semiconductors & Equip.)		3,851	648,701
Volue ASA (Software)	(a)(b)	19,598	54,111
			50,985,826
Materials–0.1%
Aspen Aerogels, Inc. (Chemicals)	(a)	7,265	127,864
Total Common Stocks (Cost $98,617,486)			$128,561,546
Total Investments – 99.9% (Cost $98,617,486)	(c)		$128,561,546
Other Assets in Excess of Liabilities – 0.1%			164,634
Net Assets – 100.0%			$128,726,180

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
GDR:	Global Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $7,625,094 or 5.9% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.1%		Shares	Value
Communication Services–1.4%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$ 42,819
ATN International, Inc. (Diversified Telecom. Svs.)		2,890	91,049
Cargurus, Inc. (Interactive Media & Svs.)	(a)	5,410	124,863
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	87,876
Cinemark Holdings, Inc. (Entertainment)	(a)	160	2,875
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		2,160	141,113
E.W. Scripps Co. / The Class A (Media)	(a)	8,220	32,305
EchoStar Corp. Class A (Media)	(a)	4,929	70,238
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	15,673	137,609
John Wiley & Sons, Inc. Class A (Media)		2,630	100,282
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	72,340	112,850
Madison Square Garden Sports Corp. (Entertainment)	(a)	1,040	191,901
Shenandoah Telecommunications Co. (Diversified Telecom. Svs.)		5,370	93,277
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	104,447
TechTarget, Inc. (Media)	(a)	2,320	76,745
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	5,472	152,067
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,550	179,270
			1,741,586
Consumer Discretionary–15.4%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	2,570	322,098
Academy Sports & Outdoors, Inc. (Specialty Retail)		4,209	284,276
Advance Auto Parts, Inc. (Specialty Retail)		3,030	257,823
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	27,188	443,164
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	242,426
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,046	246,626
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	109,625
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		2,580	73,994
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	8,354	794,883
Buckle, Inc. / The (Specialty Retail)		2,318	93,346
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	9,687	678,574
Cavco Industries, Inc. (Household Durables)	(a)	270	107,746
Century Communities, Inc. (Household Durables)		1,830	176,595
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,690	133,394
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	100,367
Dana, Inc. (Automobile Components)		7,540	95,758
Dorman Products, Inc. (Automobile Components)	(a)	2,510	241,939
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	4,214	929,524
Ethan Allen Interiors, Inc. (Household Durables)		3,400	117,538
Five Below, Inc. (Specialty Retail)	(a)	3,066	556,111
Foot Locker, Inc. (Specialty Retail)		4,430	126,255
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	2,561	83,437
Gentherm, Inc. (Automobile Components)	(a)	2,210	127,252
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	93,992
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	99,073
Green Brick Partners, Inc. (Household Durables)	(a)	2,040	122,869
Group 1 Automotive, Inc. (Specialty Retail)		530	154,882
Guess?, Inc. (Specialty Retail)		1,070	33,673
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	21,640	125,512
Hibbett, Inc. (Specialty Retail)		1,510	115,983
Installed Building Products, Inc. (Household Durables)		1,188	307,371
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,410	$ 96,557
Kohl's Corp. (Broadline Retail)		5,490	160,034
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,960	238,590
La-Z-Boy, Inc. (Household Durables)		4,820	181,328
LCI Industries (Automobile Components)		1,300	159,978
Leslie's, Inc. (Specialty Retail)	(a)	9,849	64,019
LGI Homes, Inc. (Household Durables)	(a)	1,070	124,516
Lithia Motors, Inc. (Specialty Retail)		2,220	667,909
M.D.C. Holdings, Inc. (Household Durables)		2,610	164,195
M/I Homes, Inc. (Household Durables)	(a)	1,420	193,532
Meritage Homes Corp. (Household Durables)		5,036	883,617
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	143,220
Modine Manufacturing Co. (Automobile Components)	(a)	7,459	710,022
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,660	124,483
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	125,869
Newell Brands, Inc. (Household Durables)		18,900	151,767
ODP Corp. / The (Specialty Retail)	(a)	2,070	109,814
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	106,780
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		1,800	119,880
Patrick Industries, Inc. (Automobile Components)		1,060	126,638
Savers Value Village, Inc. (Broadline Retail)	(a)	22,884	441,204
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,950	202,858
SharkNinja, Inc. (Household Durables)		13,299	828,395
Signet Jewelers Ltd. (Specialty Retail)		2,290	229,160
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5,473	144,049
Skyline Champion Corp. (Household Durables)	(a)	8,704	739,927
Sonic Automotive, Inc. Class A (Specialty Retail)		2,110	120,143
Sonos, Inc. (Household Durables)	(a)	9,149	174,380
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,480	147,134
Strategic Education, Inc. (Diversified Consumer Svs.)		1,120	116,614
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,230	140,602
Sturm Ruger & Co., Inc. (Leisure Products)		210	9,692
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		4,476	691,408
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	7,040	113,837
Tri Pointe Homes, Inc. (Household Durables)	(a)	4,813	186,071
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,130	179,325
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	63,431
Wayfair, Inc. Class A (Specialty Retail)	(a)	11,848	804,242
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,634	598,698
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		7,240	81,160
Worthington Enterprises, Inc. (Household Durables)		1,800	112,014
XPEL, Inc. (Automobile Components)	(a)	2,201	118,898
			18,292,096
Consumer Staples–4.2%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	110,151
BellRing Brands, Inc. (Personal Care Products)	(a)	13,177	777,838
Cal-Maine Foods, Inc. (Food Products)		2,520	148,302
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	26,923	1,013,920
Edgewell Personal Care Co. (Personal Care Products)		4,650	179,676
Energizer Holdings, Inc. (Household Products)		3,360	98,919
Fresh Del Monte Produce, Inc. (Food Products)		60	1,555

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Freshpet, Inc. (Food Products)	(a)	6,262	$ 725,515
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	22,792	655,954
Inter Parfums, Inc. (Personal Care Products)		120	16,861
J & J Snack Foods Corp. (Food Products)		540	78,062
John B. Sanfilippo & Son, Inc. (Food Products)		990	104,861
MGP Ingredients, Inc. (Beverages)		1,020	87,853
National Beverage Corp. (Beverages)	(a)	2,070	98,242
Nu Skin Enterprises, Inc. Class A (Personal Care Products)		5,740	79,384
Simply Good Foods Co. / The (Food Products)	(a)	4,410	150,072
SpartanNash Co. (Consumer Staples Distribution & Retail)		5,320	107,517
Tootsie Roll Industries, Inc. (Food Products)		3,368	107,880
TreeHouse Foods, Inc. (Food Products)	(a)	2,560	99,712
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	55,382
Vector Group Ltd. (Tobacco)		13,620	149,275
WD-40 Co. (Household Products)		680	172,251
			5,019,182
Energy–5.4%
Archrock, Inc. (Energy Equip. & Svs.)		6,930	136,313
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	3,900	106,080
California Resources Corp. (Oil, Gas & Consumable Fuels)		3,290	181,279
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	3,250	116,220
ChampionX Corp. (Energy Equip. & Svs.)		24,789	889,677
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		12,450	115,536
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		2,250	188,460
Core Laboratories, Inc. (Energy Equip. & Svs.)		7,290	124,513
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	123,740
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	2,867	459,064
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	11,100	120,324
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,900	164,034
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	176,742
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		9,380	243,411
Matador Resources Co. (Oil, Gas & Consumable Fuels)		2,688	179,478
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	173,798
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	6,440	150,696
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	105,250
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		8,394	100,224
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		5,557	134,813
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		43,950	776,157
RPC, Inc. (Energy Equip. & Svs.)		15,490	119,893
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,500	274,175
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	40,815	309,378
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	100,853
TechnipFMC PLC (Energy Equip. & Svs.)		25,905	650,475
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)	(a)	4,776	59,270
World Kinect Corp. (Oil, Gas & Consumable Fuels)		4,320	114,264
			6,394,117
Financials–12.4%
American Equity Investment Life Holding Co. (Insurance)	(a)	2,660	149,545
Common Stocks (Continued)		Shares	Value
Financials (continued)
Ameris Bancorp (Banks)		3,520	$ 170,298
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		400	4,456
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	145,141
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	189,946
Assured Guaranty Ltd. (Insurance)		2,830	246,917
Atlantic Union Bankshares Corp. (Banks)		4,630	163,485
Axos Financial, Inc. (Banks)	(a)	4,330	233,993
BancFirst Corp. (Banks)		671	59,068
Bancorp, Inc. / The (Banks)	(a)	2,710	90,677
Bank of Hawaii Corp. (Banks)		2,400	149,736
Banner Corp. (Banks)		2,240	107,520
BGC Group, Inc. Class A (Capital Markets)		19,580	152,137
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	188,747
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	120,732
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	64,569
Brookline Bancorp, Inc. (Banks)		11,040	109,958
Capitol Federal Financial, Inc. (Banks)		19,420	115,743
Cathay General Bancorp (Banks)		3,990	150,942
Community Bank System, Inc. (Banks)		4,580	219,977
Customers Bancorp, Inc. (Banks)	(a)	2,500	132,650
CVB Financial Corp. (Banks)		10,890	194,278
Dime Community Bancshares, Inc. (Banks)		5,370	103,426
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	1,710	106,037
EVERTEC, Inc. (Financial Services)		5,340	213,066
FB Financial Corp. (Banks)		3,190	120,135
First BanCorp (Banks)		9,810	172,067
First Financial Bancorp (Banks)		7,980	178,912
First Hawaiian, Inc. (Banks)		5,920	130,003
Flywire Corp. (Financial Services)	(a)	22,766	564,824
Fulton Financial Corp. (Banks)		10,030	159,377
Genworth Financial, Inc. Class A (Insurance)	(a)	23,130	148,726
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REIT)		5,890	167,276
Hilltop Holdings, Inc. (Banks)		3,760	117,763
Houlihan Lokey, Inc. (Capital Markets)		4,892	627,105
Independent Bank Corp. (Banks)		3,783	196,792
Independent Bank Group, Inc. (Banks)		2,520	115,038
Jackson Financial, Inc. Class A (Financial Services)		3,367	222,693
Kinsale Capital Group, Inc. (Insurance)		1,334	700,003
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		20	201
Lincoln National Corp. (Insurance)		8,700	277,791
Mercury General Corp. (Insurance)		2,800	144,480
Moelis & Co. Class A (Capital Markets)		4,030	228,783
Mr. Cooper Group, Inc. (Financial Services)	(a)	3,970	309,461
Navient Corp. (Consumer Finance)		6,040	105,096
NMI Holdings, Inc. Class A (Financial Services)	(a)	3,740	120,952
Northwest Bancshares, Inc. (Banks)		9,360	109,044
OFG Bancorp (Banks)		2,960	108,958
Pacific Premier Bancorp, Inc. (Banks)		4,300	103,200
Payoneer Global, Inc. (Financial Services)	(a)	21,150	102,789
Piper Sandler Cos. (Capital Markets)		830	164,747
PJT Partners, Inc. Class A (Capital Markets)		1,160	109,342
ProAssurance Corp. (Insurance)		7,110	91,435
PROG Holdings, Inc. (Consumer Finance)		3,690	127,084
Radian Group, Inc. (Financial Services)		4,600	153,962
Ready Capital Corp. (Mortgage REIT)		9,780	89,291
Renasant Corp. (Banks)		4,640	145,325
RLI Corp. (Insurance)		4,370	648,814
Safety Insurance Group, Inc. (Insurance)		1,280	105,203
Seacoast Banking Corp. of Florida (Banks)		5,331	135,354
ServisFirst Bancshares, Inc. (Banks)		3,930	260,795
Shift4 Payments, Inc. Class A (Financial Services)	(a)	8,267	546,201
Simmons First National Corp. Class A (Banks)		9,350	181,951
SiriusPoint Ltd. (Insurance)	(a)	9,030	114,771
Southside Bancshares, Inc. (Banks)		4,430	129,489

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
StepStone Group, Inc. Class A (Capital Markets)		14,676	$ 524,520
Stewart Information Services Corp. (Insurance)		3,030	197,132
Stifel Financial Corp. (Capital Markets)		8,846	691,492
StoneX Group, Inc. (Capital Markets)	(a)	2,070	145,438
Triumph Financial, Inc. (Banks)	(a)	2,360	187,195
Trupanion, Inc. (Insurance)	(a)	2,899	80,041
Trustmark Corp. (Banks)		4,200	118,062
Two Harbors Investment Corp. (Mortgage REIT)		10,558	139,788
United Community Banks, Inc. (Banks)		8,232	216,666
Walker & Dunlop, Inc. (Financial Services)		2,560	258,714
Westamerica BanCorp (Banks)		2,230	109,002
WSFS Financial Corp. (Banks)		5,151	232,516
			14,718,843
Health Care–15.4%
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	112,641
Agiliti, Inc. (Health Care Providers & Svs.)	(a)	7,300	73,876
Akero Therapeutics, Inc. (Biotechnology)	(a)	7,807	197,205
Alkermes PLC (Biotechnology)	(a)	8,690	235,238
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,870	179,404
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	112,682
Apogee Therapeutics, Inc. (Biotechnology)	(a)	3,237	215,099
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	109,693
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,283	345,121
Astrana Health, Inc. (Health Care Providers & Svs.)	(a)	2,540	106,655
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	17,082	519,634
Blueprint Medicines Corp. (Biotechnology)	(a)	5,674	538,236
Bridgebio Pharma, Inc. (Biotechnology)	(a)	13,032	402,949
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	26,138	284,120
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	6,422	102,367
Certara, Inc. (Health Care Technology)	(a)	6,570	117,472
CG Oncology, Inc. (Biotechnology)	(a)	7,924	347,864
CONMED Corp. (Health Care Equip. & Supplies)		1,540	123,323
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	4,590	115,622
CorVel Corp. (Health Care Providers & Svs.)	(a)	840	220,886
Cytokinetics, Inc. (Biotechnology)	(a)	7,718	541,109
Disc Medicine, Inc. (Biotechnology)	(a)	3,982	247,919
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	98,076
Embecta Corp. (Health Care Equip. & Supplies)		4,021	53,359
Enhabit, Inc. (Health Care Providers & Svs.)	(a)	3,459	40,297
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,090	384,458
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,295	212,541
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,419	228,087
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	13,516	549,831
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,450	115,851
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	13,364	641,205
Insmed, Inc. (Biotechnology)	(a)	14,710	399,082
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	199,523
Intellia Therapeutics, Inc. (Biotechnology)	(a)	6,942	190,974
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	7,671	530,833
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	6,041	700,756
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	91,542
Kyverna Therapeutics, Inc. (Biotechnology)	(a)	4,156	103,235
Legend Biotech Corp. – ADR (Biotechnology)	(a)	4,965	278,487
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,840	122,102
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,460	106,726
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,800	$ 212,100
MoonLake Immunotherapeutics (Biotechnology)	(a)	4,523	227,190
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	137,940
Natera, Inc. (Biotechnology)	(a)	10,633	972,494
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	106,796
NeoGenomics, Inc. (Health Care Providers & Svs.)	(a)	10,157	159,668
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,490	72,783
Organon & Co. (Pharmaceuticals)		13,104	246,355
Owens & Minor, Inc. (Health Care Providers & Svs.)	(a)	5,160	142,984
Patterson Cos., Inc. (Health Care Providers & Svs.)		4,286	118,508
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	144,755
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	2,480	179,949
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	114,504
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	16,711	825,858
Quanterix Corp. (Life Sciences Tools & Svs.)	(a)	21,191	499,260
RadNet, Inc. (Health Care Providers & Svs.)	(a)	3,050	148,413
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	107,878
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	3,197	587,992
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	88,830
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,730	172,759
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	2,813	107,682
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	129,959
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,980	140,932
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	650	163,930
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,156	240,734
Vaxcyte, Inc. (Biotechnology)	(a)	8,410	574,487
Vericel Corp. (Biotechnology)	(a)	2,430	126,409
Viking Therapeutics, Inc. (Biotechnology)	(a)	7,495	614,590
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	97,147
Viridian Therapeutics, Inc. (Biotechnology)	(a)	13,833	242,216
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	6,960	299,628
			18,300,810
Industrials–17.9%
AAON, Inc. (Building Products)		3,645	321,124
AAR Corp. (Aerospace & Defense)	(a)	1,710	102,378
ABM Industries, Inc. (Commercial Svs. & Supplies)		3,410	152,154
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	47,571	892,908
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,930	295,830
Air Lease Corp. (Trading Companies & Distributors)		5,230	269,031
Alamo Group, Inc. (Machinery)		510	116,448
Alaska Air Group, Inc. (Passenger Airlines)	(a)	5,295	227,632
Albany International Corp. Class A (Machinery)		1,390	129,979
American Woodmark Corp. (Building Products)	(a)	1,100	111,826
Apogee Enterprises, Inc. (Building Products)		1,930	114,256
ArcBest Corp. (Ground Transportation)		5,616	800,280
Arcosa, Inc. (Construction & Engineering)		2,680	230,105
Armstrong World Industries, Inc. (Building Products)		2,300	285,706
AZEK Co., Inc. / The (Building Products)	(a)	14,479	727,135
Barnes Group, Inc. (Machinery)		3,490	129,653
Boise Cascade Co. (Trading Companies & Distributors)		2,020	309,807

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Brady Corp. Class A (Commercial Svs. & Supplies)		2,310	$ 136,937
Comfort Systems U.S.A., Inc. (Construction & Engineering)		3,653	1,160,595
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	7,307	410,288
CSG Systems International, Inc. (Professional Svs.)		2,350	121,119
Curtiss-Wright Corp. (Aerospace & Defense)		2,897	741,458
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	106,039
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,490	213,860
Encore Wire Corp. (Electrical Equip.)		780	204,968
Enerpac Tool Group Corp. (Machinery)		3,400	121,244
Enpro, Inc. (Machinery)		1,060	178,896
Enviri Corp. (Commercial Svs. & Supplies)	(a)	14,070	128,740
Esab Corp. (Machinery)		6,135	678,347
ESCO Technologies, Inc. (Machinery)		1,330	142,376
Federal Signal Corp. (Machinery)		3,100	263,097
Forward Air Corp. (Air Freight & Logistics)		2,420	75,286
Franklin Electric Co., Inc. (Machinery)		2,190	233,914
FTI Consulting, Inc. (Professional Svs.)	(a)	2,761	580,611
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	148,175
GMS, Inc. (Trading Companies & Distributors)	(a)	2,070	201,494
Granite Construction, Inc. (Construction & Engineering)		2,280	130,256
Greenbrier Cos., Inc. / The (Machinery)		150	7,815
Griffon Corp. (Building Products)		400	29,336
Hayward Holdings, Inc. (Building Products)	(a)	8,719	133,488
Hillenbrand, Inc. (Machinery)		4,220	212,224
Hub Group, Inc. Class A (Air Freight & Logistics)		570	24,635
ITT, Inc. (Machinery)		5,274	717,422
JetBlue Airways Corp. (Passenger Airlines)	(a)	16,980	125,992
John Bean Technologies Corp. (Machinery)		1,755	184,082
Kaman Corp. (Aerospace & Defense)		2,410	110,547
Korn Ferry (Professional Svs.)		2,740	180,182
Leonardo DRS, Inc. (Aerospace & Defense)	(a)	34,776	768,202
Lindsay Corp. (Machinery)		810	95,305
Marten Transport Ltd. (Ground Transportation)		4,660	86,117
Masterbrand, Inc. (Building Products)	(a)	6,500	121,810
Matson, Inc. (Marine Transportation)		1,817	204,231
Matthews International Corp. Class A (Commercial Svs. & Supplies)		3,870	120,280
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	99,858
Moog, Inc. Class A (Aerospace & Defense)		1,580	252,247
Mueller Industries, Inc. (Machinery)		5,750	310,097
MYR Group, Inc. (Construction & Engineering)	(a)	1,370	242,147
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	18,178	1,022,876
NV5 Global, Inc. (Professional Svs.)	(a)	779	76,350
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	420	7,266
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		28,820	124,791
Powell Industries, Inc. (Electrical Equip.)		900	128,070
Resideo Technologies, Inc. (Building Products)	(a)	7,490	167,926
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		1,036	55,447
RXO, Inc. (Ground Transportation)	(a)	7,405	161,947
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	4,118	718,797
SkyWest, Inc. (Passenger Airlines)	(a)	2,310	159,575
SPX Technologies, Inc. (Machinery)	(a)	10,255	1,262,698
Standex International Corp. (Machinery)		171	31,160
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	105,932
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	145,138
Tennant Co. (Machinery)		1,190	144,716
Tetra Tech, Inc. (Commercial Svs. & Supplies)		4,069	751,585
Titan International, Inc. (Machinery)	(a)	7,860	97,936
Trinity Industries, Inc. (Machinery)		4,060	113,071
Triumph Group, Inc. (Aerospace & Defense)	(a)	7,260	109,190
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	220,256
Verra Mobility Corp. (Professional Svs.)	(a)	8,958	223,681
Vestis Corp. (Commercial Svs. & Supplies)		6,810	131,229
Wabash National Corp. (Machinery)		4,220	126,347
			21,305,953
Common Stocks (Continued)		Shares	Value
Information Technology–17.7%
ACI Worldwide, Inc. (Software)	(a)	5,916	$ 196,470
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		2,190	223,336
Agilysys, Inc. (Software)	(a)	1,420	119,649
Alarm.com Holdings, Inc. (Software)	(a)	2,300	166,681
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	4,790	105,572
Altair Engineering, Inc. Class A (Software)	(a)	11,238	968,154
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	320	23,741
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	1,810	201,851
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,780	288,022
BlackLine, Inc. (Software)	(a)	2,570	165,971
Box, Inc. Class A (Software)	(a)	7,270	205,886
Braze, Inc. Class A (Software)	(a)	13,751	609,169
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	35,427	626,704
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	146,652
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	111,800
Digi International, Inc. (Communications Equip.)	(a)	4,380	139,853
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	163,560
DoubleVerify Holdings, Inc. (Software)	(a)	7,452	262,012
DXC Technology Co. (IT Svs.)	(a)	11,250	238,613
Envestnet, Inc. (Software)	(a)	2,708	156,820
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	106,029
Extreme Networks, Inc. (Communications Equip.)	(a)	6,490	74,895
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,619	1,251,123
Fastly, Inc. Class A (IT Svs.)	(a)	26,668	345,884
Five9, Inc. (Software)	(a)	9,985	620,168
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,000	182,520
Freshworks, Inc. Class A (Software)	(a)	43,211	786,872
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	250,452
InterDigital, Inc. (Software)		250	26,615
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,360	218,347
Klaviyo, Inc. Class A (Software)	(a)	15,983	407,247
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,500	136,850
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	172,563
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	5,931	463,982
LiveRamp Holdings, Inc. (Software)	(a)	4,660	160,770
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	11,532	1,102,920
Manhattan Associates, Inc. (Software)	(a)	1,787	447,161
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	86,629
Monday.com Ltd. (Software)	(a)	3,642	822,619
N-able, Inc. (Software)	(a)	8,840	115,539
NCR Voyix Corp. (Software)	(a)	8,830	111,523
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	130,516
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,383	591,247
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	6,156	1,114,728
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,660	109,444
Perficient, Inc. (IT Svs.)	(a)	2,710	152,546
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	112,997
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,470	139,385
Progress Software Corp. (Software)		3,160	168,460
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,720	231,310
ScanSource, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10	440
SiTime Corp. (Semiconductors & Equip.)	(a)	1,190	110,944
Smartsheet, Inc. Class A (Software)	(a)	8,501	327,288
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	2,960	210,101
SPS Commerce, Inc. (Software)	(a)	7,353	1,359,570

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	2,065	$ 2,085,712
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,070	110,646
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	3,230	148,386
Universal Display Corp. (Semiconductors & Equip.)		3,971	668,915
Viasat, Inc. (Communications Equip.)	(a)	4,730	85,566
Viavi Solutions, Inc. (Communications Equip.)	(a)	19,550	177,710
			21,047,135
Materials–4.1%
Alpha Metallurgical Resources, Inc. (Metals & Mining)		663	219,566
Arch Resources, Inc. (Metals & Mining)		930	149,535
ATI, Inc. (Metals & Mining)	(a)	6,620	338,745
Balchem Corp. (Chemicals)		1,600	247,920
Carpenter Technology Corp. (Metals & Mining)		2,530	180,693
Century Aluminum Co. (Metals & Mining)	(a)	1,450	22,316
Compass Minerals International, Inc. (Metals & Mining)		4,740	74,608
Element Solutions, Inc. (Chemicals)		24,684	616,606
H.B. Fuller Co. (Chemicals)		2,182	173,993
Hawkins, Inc. (Chemicals)		1,560	119,808
Ingevity Corp. (Chemicals)	(a)	2,070	98,739
Innospec, Inc. (Chemicals)		1,270	163,754
Kaiser Aluminum Corp. (Metals & Mining)		1,580	141,189
Koppers Holdings, Inc. (Chemicals)		2,080	114,754
Materion Corp. (Metals & Mining)		1,030	135,702
Mativ Holdings, Inc. (Chemicals)		3,890	72,937
Mercer International, Inc. (Paper & Forest Products)		11,000	109,450
Minerals Technologies, Inc. (Chemicals)		1,740	130,987
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	131,177
Olympic Steel, Inc. (Metals & Mining)		1,640	116,243
Quaker Chemical Corp. (Chemicals)		550	112,887
Sealed Air Corp. (Containers & Packaging)		7,240	269,328
Sensient Technologies Corp. (Chemicals)		700	48,433
Summit Materials, Inc. Class A (Construction Materials)	(a)	16,336	728,096
Sylvamo Corp. (Paper & Forest Products)		931	57,480
Warrior Met Coal, Inc. (Metals & Mining)		2,200	133,540
Worthington Steel, Inc. (Metals & Mining)		3,590	128,701
			4,837,187
Real Estate–4.3%
Acadia Realty Trust (Retail REITs)		6,240	106,142
American Assets Trust, Inc. (Diversified REITs)		5,070	111,084
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	191,646
CareTrust REIT, Inc. (Health Care REITs)		8,080	196,910
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	10,490	109,725
DigitalBridge Group, Inc. (Real Estate Mgmt. & Development)		36,026	694,221
Douglas Emmett, Inc. (Office REITs)		10,290	142,722
Elme Communities (Residential REITs)		7,650	106,488
Essential Properties Realty Trust, Inc. (Diversified REITs)		9,500	253,270
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
eXp World Holdings, Inc. (Real Estate Mgmt. & Development)	6,330	$ 65,389
Four Corners Property Trust, Inc. (Specialized REITs)	6,770	165,662
Getty Realty Corp. (Retail REITs)	4,240	115,964
Highwoods Properties, Inc. (Office REITs)	5,810	152,106
Innovative Industrial Properties, Inc. (Industrial REITs)	920	95,257
JBG SMITH Properties (Office REITs)	6,370	102,238
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)	10,190	87,430
LXP Industrial Trust (Industrial REITs)	23,230	209,534
Macerich Co. / The (Retail REITs)	13,030	224,507
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	2,590	88,500
Medical Properties Trust, Inc. (Health Care REITs)	30,330	142,551
NexPoint Residential Trust, Inc. (Residential REITs)	1,600	51,504
Outfront Media, Inc. (Specialized REITs)	9,680	162,527
Pebblebrook Hotel Trust (Hotel & Resort REITs)	230	3,544
Phillips Edison & Co., Inc. (Retail REITs)	7,110	255,036
Retail Opportunity Investments Corp. (Retail REITs)	6,930	88,843
Safehold, Inc. (Specialized REITs)	4,830	99,498
SITE Centers Corp. (Retail REITs)	14,460	211,839
SL Green Realty Corp. (Office REITs)	3,900	215,007
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	15,043	167,579
Tanger, Inc. (Retail REITs)	5,790	170,979
Uniti Group, Inc. (Specialized REITs)	20,270	119,593
Urban Edge Properties (Retail REITs)	8,010	138,333
Veris Residential, Inc. (Residential REITs)	5,360	81,526
		5,127,154
Utilities–0.9%
American States Water Co. (Water Utilities)	2,000	144,480
Avista Corp. (Multi-Utilities)	2,860	100,157
California Water Service Group (Water Utilities)	4,230	196,610
Chesapeake Utilities Corp. (Gas Utilities)	1,180	126,614
MGE Energy, Inc. (Electric Utilities)	1,830	144,058
Middlesex Water Co. (Water Utilities)	1,960	102,900
Northwest Natural Holding Co. (Gas Utilities)	2,830	105,333
Otter Tail Corp. (Electric Utilities)	811	70,070
SJW Group (Water Utilities)	1,800	101,862
		1,092,084
Total Common Stocks (Cost $105,413,910)		$117,876,147

Exchange Traded Funds–0.6%		Shares	Value
iShares Core S&P Small-Cap ETF		6,377	$ 704,786
Total Exchange Traded Funds (Cost $699,560)			$704,786
Total Investments – 99.7% (Cost $106,113,470)	(b)		$118,580,933
Other Assets in Excess of Liabilities – 0.3%			342,085
Net Assets – 100.0%			$118,923,018

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.6%		Shares	Value
Communication Services–2.2%
Criteo SA – ADR (Media)	(a)	7,560	$ 265,129
Electronic Arts, Inc. (Entertainment)		960	127,363
Fox Corp. Class A (Media)		2,040	63,791
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	2,690	65,905
Interpublic Group of Cos., Inc. / The (Media)		2,400	78,312
Liberty Broadband Corp. Class A (Media)	(a)	480	27,418
Liberty Broadband Corp. Class C (Media)	(a)	660	37,772
Liberty Media Corp-Liberty SiriusXM (Media)	(a)	1,980	58,826
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	33,377
News Corp. Class A (Media)		2,370	62,046
Nexstar Media Group, Inc. (Media)		2,220	382,484
Omnicom Group, Inc. (Media)		930	89,987
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	58,592
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	66,815
Sirius XM Holdings, Inc. (Media)		10,060	39,033
Spotify Technology SA (Entertainment)	(a)	320	84,448
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	69,790
Trade Desk, Inc. / The Class A (Media)	(a)	1,700	148,614
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	67,492
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	25,167
			1,852,361
Consumer Discretionary–14.4%
Adient PLC (Automobile Components)	(a)	8,242	271,327
ADT, Inc. (Diversified Consumer Svs.)		42,615	286,373
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	11,345	184,924
Aptiv PLC (Automobile Components)	(a)	1,100	87,615
Aramark (Hotels, Restaurants & Leisure)		1,962	63,804
AutoNation, Inc. (Specialty Retail)	(a)	1,740	288,109
Bath & Body Works, Inc. (Specialty Retail)		7,390	369,648
Best Buy Co., Inc. (Specialty Retail)		940	77,108
BorgWarner, Inc. (Automobile Components)		9,359	325,132
Brunswick Corp. (Leisure Products)		3,529	340,619
Burlington Stores, Inc. (Specialty Retail)	(a)	264	61,298
CarMax, Inc. (Specialty Retail)	(a)	820	71,430
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,423	309,831
Coupang, Inc. (Broadline Retail)	(a)	3,690	65,645
D.R. Horton, Inc. (Household Durables)		970	159,614
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	88,590
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	555	522,399
Dick's Sporting Goods, Inc. (Specialty Retail)		2,189	492,219
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,870	179,878
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		778	386,573
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,011	139,235
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,448	65,754
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,522	335,723
eBay, Inc. (Broadline Retail)		1,920	101,338
Etsy, Inc. (Broadline Retail)	(a)	484	33,260
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	78,518
Five Below, Inc. (Specialty Retail)	(a)	2,176	394,683
Garmin Ltd. (Household Durables)		610	90,811
Gentex Corp. (Automobile Components)		370	13,364
Genuine Parts Co. (Distributors)		610	94,507
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		820	174,914
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	85,556
Lennar Corp. Class A (Household Durables)		740	127,265
Lithia Motors, Inc. (Specialty Retail)		911	274,083
LKQ Corp. (Distributors)		1,630	87,058
Lucid Group, Inc. (Automobiles)	(a)	7,858	22,395
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	91,115
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Mohawk Industries, Inc. (Household Durables)	(a)	370	$ 48,429
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	71,162
NVR, Inc. (Household Durables)	(a)	42	340,198
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		1,460	97,236
Penske Automotive Group, Inc. (Specialty Retail)		400	64,796
PulteGroup, Inc. (Household Durables)		3,900	470,418
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,005	422,533
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,283	428,656
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	25,076
Ross Stores, Inc. (Specialty Retail)		1,180	173,177
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	790	109,818
Service Corp. International (Diversified Consumer Svs.)		790	58,626
SharkNinja, Inc. (Household Durables)		5,543	345,273
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7,838	372,148
Taylor Morrison Home Corp. (Household Durables)	(a)	4,526	281,381
Tempur Sealy International, Inc. (Household Durables)		1,140	64,775
Toll Brothers, Inc. (Household Durables)		560	72,447
Tractor Supply Co. (Specialty Retail)		470	123,008
Ulta Beauty, Inc. (Specialty Retail)	(a)	230	120,262
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	23,173
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	20,402
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		237	52,811
Victoria's Secret & Co. (Specialty Retail)	(a)	386	7,481
Wayfair, Inc. Class A (Specialty Retail)	(a)	5,208	353,519
Williams-Sonoma, Inc. (Specialty Retail)		1,418	450,258
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,167	427,589
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		720	99,828
			11,966,195
Consumer Staples–3.8%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	53,814
BellRing Brands, Inc. (Personal Care Products)	(a)	5,182	305,893
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	18,265
Brown-Forman Corp. Class B (Beverages)		1,000	51,620
Bunge Global SA (Food Products)		860	88,167
Campbell Soup Co. (Food Products)		1,600	71,120
Celsius Holdings, Inc. (Beverages)	(a)	5,699	472,561
Church & Dwight Co., Inc. (Household Products)		847	88,351
Clorox Co. / The (Household Products)		385	58,947
Conagra Brands, Inc. (Food Products)		2,060	61,058
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	570	75,896
Freshpet, Inc. (Food Products)	(a)	2,759	319,658
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	9,626	277,036
Hormel Foods Corp. (Food Products)		1,650	57,569
J.M. Smucker Co. / The (Food Products)		580	73,005
Kellanova (Food Products)		1,220	69,894
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,860	106,262
Lamb Weston Holdings, Inc. (Food Products)		3,080	328,112
McCormick & Co., Inc. (Food Products)		1,010	77,578
Molson Coors Beverage Co. Class B (Beverages)		930	62,543
Nomad Foods Ltd. (Food Products)		15,552	304,197
Tyson Foods, Inc. Class A (Food Products)		1,180	69,301
W.K. Kellogg Co. (Food Products)		305	5,734
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	52,273
			3,148,854

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy–5.1%
APA Corp. (Oil, Gas & Consumable Fuels)		1,750	$ 60,165
Baker Hughes Co. (Energy Equip. & Svs.)		3,800	127,300
Cameco Corp. (Oil, Gas & Consumable Fuels)		7,700	333,564
ChampionX Corp. (Energy Equip. & Svs.)		8,020	287,838
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		842	135,798
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		730	64,846
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,820	78,622
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2,370	118,926
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		650	128,810
Halliburton Co. (Energy Equip. & Svs.)		2,300	90,666
Hess Corp. (Oil, Gas & Consumable Fuels)		740	112,954
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		4,304	259,832
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		4,000	212,800
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		12,524	324,998
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,720	77,085
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	145,108
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		24,231	427,919
Phillips 66 (Oil, Gas & Consumable Fuels)		1,270	207,442
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	62,318
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	44,356	336,218
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		910	101,911
TechnipFMC PLC (Energy Equip. & Svs.)		13,662	343,053
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		120	69,421
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3,340	130,160
			4,237,754
Financials–14.3%
Aflac, Inc. (Insurance)		1,930	165,710
AGNC Investment Corp. (Mortgage REIT)		4,250	42,075
Allstate Corp. / The (Insurance)		940	162,629
Ally Financial, Inc. (Consumer Finance)		1,520	61,697
American Financial Group, Inc. (Insurance)		2,523	344,339
Ameriprise Financial, Inc. (Capital Markets)		330	144,685
Apollo Global Management, Inc. (Financial Services)		1,752	197,012
Arch Capital Group Ltd. (Insurance)	(a)	1,160	107,230
Ares Management Corp. Class A (Capital Markets)		810	107,714
Arthur J. Gallagher & Co. (Insurance)		780	195,031
Bank of New York Mellon Corp. / The (Capital Markets)		2,520	145,202
BankUnited, Inc. (Banks)		4,870	136,360
Block, Inc. (Financial Services)	(a)	1,820	153,936
Brown & Brown, Inc. (Insurance)		750	65,655
Carlyle Group, Inc. / The (Capital Markets)		1,790	83,969
CBOE Global Markets, Inc. (Capital Markets)		2,184	401,266
Cincinnati Financial Corp. (Insurance)		20	2,483
Citizens Financial Group, Inc. (Banks)		1,740	63,145
CNA Financial Corp. (Insurance)		1,360	61,771
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	167,821
Comerica, Inc. (Banks)		6,727	369,918
Corebridge Financial, Inc. (Financial Services)		2,630	75,560
Corpay, Inc. (Financial Services)	(a)	340	104,904
Cullen / Frost Bankers, Inc. (Banks)		540	60,788
Discover Financial Services (Consumer Finance)		770	100,939
East West Bancorp, Inc. (Banks)		1,000	79,110
Euronet Worldwide, Inc. (Financial Services)	(a)	536	58,923
Everest Group Ltd. (Insurance)		760	302,100
FactSet Research Systems, Inc. (Capital Markets)		120	54,527
Fidelity National Financial, Inc. (Insurance)		1,050	55,755
Common Stocks (Continued)		Shares	Value
Financials (continued)
Fidelity National Information Services, Inc. (Financial Services)		1,990	$ 147,618
Fifth Third Bancorp (Banks)		2,900	107,909
First BanCorp (Banks)		16,810	294,847
First Citizens BancShares, Inc. Class A (Banks)		249	407,115
First Hawaiian, Inc. (Banks)		13,153	288,840
First Horizon Corp. (Banks)		2,360	36,344
Flywire Corp. (Financial Services)	(a)	8,373	207,734
Franklin Resources, Inc. (Capital Markets)		2,540	71,399
Global Payments, Inc. (Financial Services)		960	128,314
Globe Life, Inc. (Insurance)		480	55,858
Hanover Insurance Group, Inc. / The (Insurance)		1,290	175,659
Hartford Financial Services Group, Inc. / The (Insurance)		850	87,593
Huntington Bancshares, Inc. (Banks)		4,980	69,471
Invesco Ltd. (Capital Markets)		9,154	151,865
Jack Henry & Associates, Inc. (Financial Services)		470	81,653
Jefferies Financial Group, Inc. (Capital Markets)		1,330	58,653
Kemper Corp. (Insurance)		3,090	191,333
Kinsale Capital Group, Inc. (Insurance)		820	430,287
KKR & Co., Inc. (Capital Markets)		2,230	224,293
Loews Corp. (Insurance)		670	52,454
LPL Financial Holdings, Inc. (Capital Markets)		280	73,976
M&T Bank Corp. (Banks)		520	75,629
Markel Group, Inc. (Insurance)	(a)	60	91,289
Moelis & Co. Class A (Capital Markets)		3,777	214,420
Morningstar, Inc. (Capital Markets)		190	58,590
MSCI, Inc. (Capital Markets)		219	122,739
Nasdaq, Inc. (Capital Markets)		1,410	88,971
Northern Trust Corp. (Capital Markets)		780	69,358
NU Holdings Ltd. Class A (Banks)	(a)	7,760	92,577
PJT Partners, Inc. Class A (Capital Markets)		2,504	236,027
Principal Financial Group, Inc. (Insurance)		1,190	102,709
Prudential Financial, Inc. (Insurance)		1,080	126,792
Raymond James Financial, Inc. (Capital Markets)		370	47,515
Regions Financial Corp. (Banks)		3,530	74,271
RenaissanceRe Holdings Ltd. (Insurance)		260	61,108
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	4,680	94,208
Rocket Cos., Inc. Class A (Financial Services)	(a)	5,490	79,880
Ryan Specialty Holdings, Inc. (Insurance)		6,454	358,197
Shift4 Payments, Inc. Class A (Financial Services)	(a)	3,973	262,496
State Street Corp. (Capital Markets)		610	47,165
Stifel Financial Corp. (Capital Markets)		3,620	282,975
T. Rowe Price Group, Inc. (Capital Markets)		920	112,166
Texas Capital Bancshares, Inc. (Banks)	(a)	3,989	245,523
TPG, Inc. (Capital Markets)		6,851	306,240
Tradeweb Markets, Inc. Class A (Capital Markets)		940	97,920
W.R. Berkley Corp. (Insurance)		652	57,663
Walker & Dunlop, Inc. (Financial Services)		188	18,999
Webster Financial Corp. (Banks)		4,966	252,124
Willis Towers Watson PLC (Insurance)		330	90,750
Wintrust Financial Corp. (Banks)		3,030	316,302
XP, Inc. Class A (Capital Markets)		2,360	60,558
Zions Bancorp N.A. (Banks)		7,170	311,178
			11,871,808
Health Care–11.3%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	2,320	183,790
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		820	119,318
Akero Therapeutics, Inc. (Biotechnology)	(a)	2,395	60,498
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	88,538
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	80,703
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	3,323	207,721
Apogee Therapeutics, Inc. (Biotechnology)	(a)	1,123	74,623
Arcus Biosciences, Inc. (Biotechnology)	(a)	4,404	83,148

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	835	$ 126,227
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	6,375	193,927
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	13,006	332,563
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	72,658
Biogen, Inc. (Biotechnology)	(a)	500	107,815
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	55,898
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	41,504
Blueprint Medicines Corp. (Biotechnology)	(a)	1,620	153,673
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,499	139,109
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	10,237	111,276
Bruker Corp. (Life Sciences Tools & Svs.)		710	66,697
Cardinal Health, Inc. (Health Care Providers & Svs.)		950	106,305
Cencora, Inc. (Health Care Providers & Svs.)		630	153,084
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	62,319
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		804	81,574
Cytokinetics, Inc. (Biotechnology)	(a)	2,371	166,231
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	89,733
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,480	205,276
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	5,975	127,746
Fortrea Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,039	282,545
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	4,250	172,890
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,359	456,556
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	274	29,406
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	350	188,976
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	530	72,780
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,781	181,412
Incyte Corp. (Biotechnology)	(a)	740	42,158
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	46,449
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	7,087	251,234
Intellia Therapeutics, Inc. (Biotechnology)	(a)	2,449	67,372
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	2,142	148,226
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	139,090
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,031	235,596
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		400	87,384
Legend Biotech Corp. – ADR (Biotechnology)	(a)	1,819	102,028
Maravai LifeSciences Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,960	16,993
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	48,461
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	60,623
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	119,816
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	123,249
MoonLake Immunotherapeutics (Biotechnology)	(a)	1,645	82,628
Natera, Inc. (Biotechnology)	(a)	5,631	515,011
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	802	110,612
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	14,880	149,246
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,532	65,861
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30	3,993
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,613	296,663
ResMed, Inc. (Health Care Equip. & Supplies)		590	116,838
Revvity, Inc. (Life Sciences Tools & Svs.)		420	44,100
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	1,379	178,525
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	1,465	$ 477,048
STERIS PLC (Health Care Equip. & Supplies)		346	77,788
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,666	124,476
Vaxcyte, Inc. (Biotechnology)	(a)	2,524	172,414
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	129,746
Viatris, Inc. (Pharmaceuticals)		5,730	68,416
Viking Therapeutics, Inc. (Biotechnology)	(a)	2,138	175,316
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	87,090
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		300	118,713
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,681	115,417
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	112,183
			9,387,282
Industrials–21.7%
A.O. Smith Corp. (Building Products)		1,130	101,090
ABM Industries, Inc. (Commercial Svs. & Supplies)		4,914	219,263
Advanced Drainage Systems, Inc. (Building Products)		360	62,006
AECOM (Construction & Engineering)		670	65,714
AGCO Corp. (Machinery)		520	63,970
Alaska Air Group, Inc. (Passenger Airlines)	(a)	6,161	264,861
Allegion PLC (Building Products)		570	76,785
AMETEK, Inc. (Electrical Equip.)		943	172,475
API Group Corp. (Construction & Engineering)	(a)	3,947	154,999
ArcBest Corp. (Ground Transportation)		2,284	325,470
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	2,035	636,711
AZEK Co., Inc. / The (Building Products)	(a)	5,917	297,152
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	62,345
Broadridge Financial Solutions, Inc. (Professional Svs.)		477	97,718
Builders FirstSource, Inc. (Building Products)	(a)	4,072	849,216
BWX Technologies, Inc. (Aerospace & Defense)		3,072	315,249
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		150	11,421
Carlisle Cos., Inc. (Building Products)		865	338,950
Carrier Global Corp. (Building Products)		2,520	146,488
Cintas Corp. (Commercial Svs. & Supplies)		260	178,628
Clarivate PLC (Professional Svs.)	(a)	4,040	30,017
Copart, Inc. (Commercial Svs. & Supplies)	(a)	3,376	195,538
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	5,704	326,554
Cummins, Inc. (Machinery)		390	114,913
Curtiss-Wright Corp. (Aerospace & Defense)		1,187	303,801
Delta Air Lines, Inc. (Passenger Airlines)		2,620	125,419
Dover Corp. (Machinery)		590	104,542
Dycom Industries, Inc. (Construction & Engineering)	(a)	2,444	350,787
EMCOR Group, Inc. (Construction & Engineering)		260	91,052
Equifax, Inc. (Professional Svs.)		490	131,085
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	65,648
Fastenal Co. (Trading Companies & Distributors)		2,350	181,279
Ferguson PLC (Trading Companies & Distributors)		690	150,717
Fluor Corp. (Construction & Engineering)	(a)	7,420	313,718
Fortive Corp. (Machinery)		1,210	104,084
FTI Consulting, Inc. (Professional Svs.)	(a)	1,245	261,811
Gates Industrial Corp. PLC (Machinery)	(a)	19,230	340,563
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	31,535
Graco, Inc. (Machinery)		990	92,525
HEICO Corp. Class A (Aerospace & Defense)		420	64,655
Herc Holdings, Inc. (Trading Companies & Distributors)		1,833	308,494

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Howmet Aerospace, Inc. (Aerospace & Defense)		5,802	$ 397,031
Hubbell, Inc. (Electrical Equip.)		180	74,709
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		260	75,782
IDEX Corp. (Machinery)		350	85,407
Ingersoll Rand, Inc. (Machinery)		4,710	447,214
ITT, Inc. (Machinery)		2,158	293,553
J.B. Hunt Transport Services, Inc. (Ground Transportation)		260	51,805
Jacobs Solutions, Inc. (Professional Svs.)		500	76,865
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		1,010	55,570
Korn Ferry (Professional Svs.)		1,810	119,026
Leidos Holdings, Inc. (Professional Svs.)		750	98,317
Lennox International, Inc. (Building Products)		825	403,227
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	26,509
MasTec, Inc. (Construction & Engineering)	(a)	3,833	357,427
Middleby Corp. / The (Machinery)	(a)	2,305	370,621
MillerKnoll, Inc. (Commercial Svs. & Supplies)		8,958	221,800
Nordson Corp. (Machinery)		360	98,834
nVent Electric PLC (Electrical Equip.)		1,000	75,400
Old Dominion Freight Line, Inc. (Ground Transportation)		520	114,041
Oshkosh Corp. (Machinery)		2,588	322,749
Otis Worldwide Corp. (Machinery)		1,680	166,774
Owens Corning (Building Products)		390	65,052
PACCAR, Inc. (Machinery)		1,475	182,738
Parker-Hannifin Corp. (Machinery)		410	227,874
Paychex, Inc. (Professional Svs.)		1,320	162,096
Paycom Software, Inc. (Professional Svs.)		170	33,832
Quanta Services, Inc. (Construction & Engineering)		480	124,704
Regal Rexnord Corp. (Electrical Equip.)		1,860	334,986
Republic Services, Inc. (Commercial Svs. & Supplies)		860	164,638
Robert Half, Inc. (Professional Svs.)		3,730	295,714
Rockwell Automation, Inc. (Electrical Equip.)		470	136,925
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	94,391
Saia, Inc. (Ground Transportation)	(a)	417	243,945
Sensata Technologies Holding PLC (Electrical Equip.)		6,411	235,540
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	1,872	326,758
Snap-on, Inc. (Machinery)		210	62,206
Southwest Airlines Co. (Passenger Airlines)		2,410	70,348
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)	(a)	4,303	155,209
SS&C Technologies Holdings, Inc. (Professional Svs.)		1,030	66,301
Star Bulk Carriers Corp. (Marine Transportation)		10,740	256,364
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	6,009	316,975
Tetra Tech, Inc. (Commercial Svs. & Supplies)		1,814	335,064
Toro Co. / The (Machinery)		670	61,392
Trane Technologies PLC (Building Products)		730	219,146
TransDigm Group, Inc. (Aerospace & Defense)		150	184,740
TransUnion (Professional Svs.)		780	62,244
U-Haul Holding Co. NVS (Ground Transportation)		900	60,012
United Rentals, Inc. (Trading Companies & Distributors)		208	149,991
Verisk Analytics, Inc. (Professional Svs.)		449	105,843
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	89,020
Vestis Corp. (Commercial Svs. & Supplies)		981	18,904
W.W. Grainger, Inc. (Trading Companies & Distributors)		180	183,114
Westinghouse Air Brake Technologies Corp. (Machinery)		550	80,124
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	6,368	296,112
WNS Holdings Ltd. (Professional Svs.)	(a)	3,620	182,919
XPO, Inc. (Ground Transportation)	(a)	1,820	222,095
Xylem, Inc. (Machinery)		730	94,345
			17,963,570
Common Stocks (Continued)		Shares	Value
Information Technology–14.9%
ACI Worldwide, Inc. (Software)	(a)	7,378	$ 245,023
Akamai Technologies, Inc. (IT Svs.)	(a)	660	71,782
Amdocs Ltd. (IT Svs.)		1,000	90,370
Amkor Technology, Inc. (Semiconductors & Equip.)		8,110	261,466
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		1,850	213,398
ANSYS, Inc. (Software)	(a)	350	121,506
Aspen Technology, Inc. (Software)	(a)	310	66,117
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,359	216,119
Belden, Inc. (Electronic Equip., Instr. & Comp.)		2,880	266,717
Bentley Systems, Inc. Class B (Software)		1,100	57,442
BILL Holdings, Inc. (Software)	(a)	490	33,673
Calix, Inc. (Communications Equip.)	(a)	7,150	237,094
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	89,523
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	87,147
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	125,326
CommVault Systems, Inc. (Software)	(a)	2,539	257,531
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,370	78,115
Crowdstrike Holdings, Inc. Class A (Software)	(a)	727	233,069
Datadog, Inc. Class A (Software)	(a)	924	114,206
Dynatrace, Inc. (Software)	(a)	1,460	67,802
Entegris, Inc. (Semiconductors & Equip.)		680	95,567
EPAM Systems, Inc. (IT Svs.)	(a)	220	60,755
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,810	342,126
Fair Isaac Corp. (Software)	(a)	230	287,410
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	62,456
Five9, Inc. (Software)	(a)	4,595	285,395
FormFactor, Inc. (Semiconductors & Equip.)	(a)	5,660	258,266
Freshworks, Inc. Class A (Software)	(a)	15,531	282,820
Gartner, Inc. (IT Svs.)	(a)	250	119,168
Gen Digital, Inc. (Software)		14,630	327,712
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	44,815
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	58,153
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	93,969
HP, Inc. (Tech. Hardware, Storage & Periph.)		3,620	109,396
HubSpot, Inc. (Software)	(a)	632	395,986
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	118,849
Klaviyo, Inc. Class A (Software)	(a)	8,637	220,071
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	3,729	291,720
Lumentum Holdings, Inc. (Communications Equip.)	(a)	5,070	240,065
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	4,107	392,793
Manhattan Associates, Inc. (Software)	(a)	1,953	488,699
Marvell Technology, Inc. (Semiconductors & Equip.)		2,880	204,134
Microchip Technology, Inc. (Semiconductors & Equip.)		2,046	183,547
Monday.com Ltd. (Software)	(a)	1,410	318,477
MongoDB, Inc. (IT Svs.)	(a)	903	323,852
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		583	394,936
NCR Voyix Corp. (Software)	(a)	4,910	62,013
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	67,181
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,058	184,907
Nutanix, Inc. Class A (Software)	(a)	5,484	338,472
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,404	103,264
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	144,733
PTC, Inc. (Software)	(a)	2,878	543,769
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	310	16,117
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	53,970
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	73,658
Smartsheet, Inc. Class A (Software)	(a)	4,626	178,101
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	446	450,473

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,590	$ 252,680
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	75,131
Teradyne, Inc. (Semiconductors & Equip.)		680	76,724
Tyler Technologies, Inc. (Software)	(a)	180	76,502
Unity Software, Inc. (Software)	(a)	2,300	61,410
Universal Display Corp. (Semiconductors & Equip.)		1,742	293,440
VeriSign, Inc. (IT Svs.)	(a)	410	77,699
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	85,300
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	22,774
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	66,317
Zoom Video Communications, Inc. Class A (Software)	(a)	870	56,872
Zscaler, Inc. (Software)	(a)	370	71,273
			12,367,343
Materials–3.4%
Alcoa Corp. (Metals & Mining)		2,568	86,773
Amcor PLC (Containers & Packaging)		6,490	61,720
ATI, Inc. (Metals & Mining)	(a)	6,330	323,906
Avient Corp. (Chemicals)		69	2,995
Ball Corp. (Containers & Packaging)		30	2,021
Berry Global Group, Inc. (Containers & Packaging)		4,140	250,387
Celanese Corp. (Chemicals)		490	84,211
Corteva, Inc. (Chemicals)		3,080	177,623
Crown Holdings, Inc. (Containers & Packaging)		630	49,934
DuPont de Nemours, Inc. (Chemicals)		1,582	121,292
Eastman Chemical Co. (Chemicals)		660	66,145
Element Solutions, Inc. (Chemicals)		13,391	334,507
Graphic Packaging Holding Co. (Containers & Packaging)		2,220	64,780
International Flavors & Fragrances, Inc. (Chemicals)		939	80,745
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	107,394
Martin Marietta Materials, Inc. (Construction Materials)		250	153,485
Nucor Corp. (Metals & Mining)		850	168,215
Packaging Corp. of America (Containers & Packaging)		520	98,686
PPG Industries, Inc. (Chemicals)		540	78,246
Reliance, Inc. (Metals & Mining)		138	46,117
Sealed Air Corp. (Containers & Packaging)		1,230	45,756
Steel Dynamics, Inc. (Metals & Mining)		480	71,150
United States Steel Corp. (Metals & Mining)		1,210	49,344
Vulcan Materials Co. (Construction Materials)		540	147,377
Westlake Corp. (Chemicals)		420	64,176
Westrock Co. (Containers & Packaging)		1,370	67,746
			2,804,731
Real Estate–5.5%
Alexandria Real Estate Equities, Inc. (Office REITs)		550	70,901
American Homes 4 Rent Class A (Residential REITs)		2,060	75,767
Americold Realty Trust, Inc. (Industrial REITs)		1,890	47,099
Apartment Income REIT Corp. (Residential REITs)		8,930	289,957
AvalonBay Communities, Inc. (Residential REITs)		570	105,769
Boston Properties, Inc. (Office REITs)		700	45,717
Broadstone Net Lease, Inc. (Diversified REITs)		9,181	143,866
Camden Property Trust (Residential REITs)		590	58,056
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,370	133,219
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,620	156,492
CubeSmart (Specialized REITs)		4,569	206,610
Digital Realty Trust, Inc. (Specialized REITs)		980	141,159
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	$ 70,840
Equity Residential (Residential REITs)		1,510	95,296
Essex Property Trust, Inc. (Residential REITs)		270	66,099
Extra Space Storage, Inc. (Specialized REITs)		689	101,283
First Industrial Realty Trust, Inc. (Industrial REITs)		4,151	218,094
Gaming & Leisure Properties, Inc. (Specialized REITs)		1,640	75,555
Healthpeak Properties, Inc. (Health Care REITs)		2,220	41,625
Invitation Homes, Inc. (Residential REITs)		2,300	81,903
Iron Mountain, Inc. (Specialized REITs)		940	75,397
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	2,301	448,902
Kimco Realty Corp. (Retail REITs)		3,630	71,184
Lamar Advertising Co. Class A (Specialized REITs)		767	91,587
Mid-America Apartment Communities, Inc. (Residential REITs)		480	63,158
NET Lease Office Properties (Office REITs)		68	1,618
Realty Income Corp. (Retail REITs)		2,650	143,365
Regency Centers Corp. (Retail REITs)		950	57,532
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,162	249,949
SBA Communications Corp. (Specialized REITs)		420	91,014
Simon Property Group, Inc. (Retail REITs)		1,340	209,697
STAG Industrial, Inc. (Industrial REITs)		7,840	301,370
Sun Communities, Inc. (Residential REITs)		20	2,572
Ventas, Inc. (Health Care REITs)		1,530	66,616
VICI Properties, Inc. (Specialized REITs)		3,360	100,094
W.P. Carey, Inc. (Diversified REITs)		1,020	57,569
Welltower, Inc. (Health Care REITs)		1,710	159,782
Weyerhaeuser Co. (Specialized REITs)		3,060	109,885
			4,526,598
Utilities–3.0%
Ameren Corp. (Multi-Utilities)		1,010	74,700
American Water Works Co., Inc. (Water Utilities)		750	91,657
Avangrid, Inc. (Electric Utilities)		1,500	54,660
CenterPoint Energy, Inc. (Multi-Utilities)		6,170	175,783
CMS Energy Corp. (Multi-Utilities)		1,180	71,201
Consolidated Edison, Inc. (Multi-Utilities)		1,410	128,042
Constellation Energy Corp. (Electric Utilities)		1,120	207,032
DTE Energy Co. (Multi-Utilities)		790	88,591
Edison International (Electric Utilities)		1,470	103,973
Entergy Corp. (Electric Utilities)		830	87,714
Essential Utilities, Inc. (Water Utilities)		1,620	60,021
Evergy, Inc. (Electric Utilities)		1,160	61,921
Eversource Energy (Electric Utilities)		1,400	83,678
FirstEnergy Corp. (Electric Utilities)		2,210	85,350
IDACORP, Inc. (Electric Utilities)		2,240	208,074
NiSource, Inc. (Multi-Utilities)		2,130	58,916
PG&E Corp. (Electric Utilities)		7,056	118,259
Portland General Electric Co. (Electric Utilities)		5,830	244,860
PPL Corp. (Electric Utilities)		3,140	86,444
Public Service Enterprise Group, Inc. (Multi-Utilities)		2,070	138,235
Vistra Corp. (Ind. Power & Renewable Elec.)		1,110	77,311
WEC Energy Group, Inc. (Multi-Utilities)		1,290	105,935
Xcel Energy, Inc. (Electric Utilities)		2,150	115,562
			2,527,919
Total Common Stocks (Cost $71,265,631)			$82,654,415

Exchange Traded Funds–0.1%		Shares	Value
iShares Russell Mid-Cap ETF		1,130	$ 95,022
Total Exchange Traded Funds (Cost $93,187)			$95,022
Total Investments – 99.7% (Cost $71,358,818)	(b)		$82,749,437
Other Assets in Excess of Liabilities – 0.3%			219,837
Net Assets – 100.0%			$82,969,274

Percentages are stated as a percent of net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.5%		Shares	Value
Communication Services–8.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	164,088	$ 24,765,802
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	137,336	20,910,779
AT&T, Inc. (Diversified Telecom. Svs.)		199,081	3,503,826
Charter Communications, Inc. Class A (Media)	(a)	2,750	799,232
Comcast Corp. Class A (Media)		110,327	4,782,675
Electronic Arts, Inc. (Entertainment)		6,776	898,972
Fox Corp. Class A (Media)		7,146	223,455
Fox Corp. Class B (Media)		3,226	92,328
Interpublic Group of Cos., Inc. / The (Media)		10,597	345,780
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,936	416,311
Match Group, Inc. (Interactive Media & Svs.)	(a)	7,629	276,780
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		61,251	29,742,261
Netflix, Inc. (Entertainment)	(a)	12,049	7,317,719
News Corp. Class A (Media)		10,415	272,665
News Corp. Class B (Media)		3,278	88,703
Omnicom Group, Inc. (Media)		5,504	532,567
Paramount Global Class B (Media)		13,542	159,389
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,416	655,732
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		14,542	2,373,545
Verizon Communications, Inc. (Diversified Telecom. Svs.)		117,057	4,911,712
Walt Disney Co. / The (Entertainment)		51,071	6,249,048
Warner Bros. Discovery, Inc. (Entertainment)	(a)	61,696	538,606
			109,857,887
Consumer Discretionary–10.3%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	12,126	2,000,305
Amazon.com, Inc. (Broadline Retail)	(a)	254,488	45,904,545
Aptiv PLC (Automobile Components)	(a)	7,764	618,403
AutoZone, Inc. (Specialty Retail)	(a)	481	1,515,944
Bath & Body Works, Inc. (Specialty Retail)		6,342	317,227
Best Buy Co., Inc. (Specialty Retail)		5,320	436,400
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		971	3,522,671
BorgWarner, Inc. (Automobile Components)		6,450	224,073
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,055	264,846
CarMax, Inc. (Specialty Retail)	(a)	4,375	381,106
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	27,986	457,291
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	763	2,217,866
D.R. Horton, Inc. (Household Durables)		8,313	1,367,904
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,322	555,272
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	714	672,060
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		968	480,980
eBay, Inc. (Broadline Retail)		14,443	762,302
Etsy, Inc. (Broadline Retail)	(a)	3,361	230,968
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	3,633	500,446
Ford Motor Co. (Automobiles)		108,658	1,442,978
Garmin Ltd. (Household Durables)		4,261	634,335
General Motors Co. (Automobiles)		32,141	1,457,594
Genuine Parts Co. (Distributors)		3,903	604,692
Hasbro, Inc. (Leisure Products)		3,661	206,920
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		7,021	1,497,650
Home Depot, Inc. / The (Specialty Retail)		27,709	10,629,172
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		10,265	530,700
Lennar Corp. Class A (Household Durables)		6,880	1,183,222
LKQ Corp. (Distributors)		7,416	396,089
Lowe's Cos., Inc. (Specialty Retail)		16,011	4,078,482
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,196	1,248,517
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,869	1,733,117
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)		20,194	$ 5,693,698
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	7,558	356,813
Mohawk Industries, Inc. (Household Durables)	(a)	1,484	194,241
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		33,876	3,183,666
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	11,941	249,925
NVR, Inc. (Household Durables)	(a)	89	720,896
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,645	1,857,008
Pool Corp. (Distributors)		1,074	433,359
PulteGroup, Inc. (Household Durables)		5,906	712,382
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,096	205,785
Ross Stores, Inc. (Specialty Retail)		9,375	1,375,875
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6,569	913,157
Starbucks Corp. (Hotels, Restaurants & Leisure)		31,519	2,880,521
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		6,438	305,676
Tesla, Inc. (Automobiles)	(a)	77,140	13,560,441
TJX Cos., Inc. / The (Specialty Retail)		31,731	3,218,158
Tractor Supply Co. (Specialty Retail)		3,011	788,039
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,352	706,934
V.F. Corp. (Textiles, Apparel & Luxury Goods)		9,277	142,309
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,675	273,465
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,823	1,084,659
			126,931,084
Consumer Staples–5.9%
Altria Group, Inc. (Tobacco)		49,120	2,142,614
Archer-Daniels-Midland Co. (Food Products)		14,855	933,043
Brown-Forman Corp. Class B (Beverages)		5,075	261,971
Bunge Global SA (Food Products)		4,028	412,951
Campbell Soup Co. (Food Products)		5,522	245,453
Church & Dwight Co., Inc. (Household Products)		6,862	715,775
Clorox Co. / The (Household Products)		3,451	528,383
Coca-Cola Co. / The (Beverages)		108,331	6,627,691
Colgate-Palmolive Co. (Household Products)		22,928	2,064,666
Conagra Brands, Inc. (Food Products)		13,245	392,582
Constellation Brands, Inc. Class A (Beverages)		4,480	1,217,485
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		12,354	9,050,911
Dollar General Corp. (Consumer Staples Distribution & Retail)		6,111	953,683
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	5,763	767,343
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		6,483	999,354
General Mills, Inc. (Food Products)		15,827	1,107,415
Hershey Co. / The (Food Products)		4,176	812,232
Hormel Foods Corp. (Food Products)		8,135	283,830
J.M. Smucker Co. / The (Food Products)		2,939	369,932
Kellanova (Food Products)		7,313	418,962
Kenvue, Inc. (Personal Care Products)		47,980	1,029,651
Keurig Dr Pepper, Inc. (Beverages)		29,007	889,645
Kimberly-Clark Corp. (Household Products)		9,382	1,213,562
Kraft Heinz Co. / The (Food Products)		22,232	820,361
Kroger Co. / The (Consumer Staples Distribution & Retail)		18,433	1,053,077
Lamb Weston Holdings, Inc. (Food Products)		4,004	426,546
McCormick & Co., Inc. (Food Products)		6,987	536,671
Molson Coors Beverage Co. Class B (Beverages)		5,123	344,522
Mondelez International, Inc. Class A (Food Products)		37,501	2,625,070
Monster Beverage Corp. (Beverages)	(a)	20,568	1,219,271
PepsiCo, Inc. (Beverages)		38,266	6,696,933
Philip Morris International, Inc. (Tobacco)		43,225	3,960,274

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Procter & Gamble Co. / The (Household Products)		65,508	$ 10,628,673
Sysco Corp. (Consumer Staples Distribution & Retail)		13,866	1,125,642
Target Corp. (Consumer Staples Distribution & Retail)		12,854	2,277,857
Tyson Foods, Inc. Class A (Food Products)		7,951	466,962
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		19,848	430,503
Walmart, Inc. (Consumer Staples Distribution & Retail)		119,182	7,171,181
			73,222,677
Energy–3.9%
APA Corp. (Oil, Gas & Consumable Fuels)		10,055	345,691
Baker Hughes Co. (Energy Equip. & Svs.)		27,869	933,611
Chevron Corp. (Oil, Gas & Consumable Fuels)		48,288	7,616,949
ConocoPhillips (Oil, Gas & Consumable Fuels)		32,798	4,174,529
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		20,930	583,528
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		17,842	895,312
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,986	988,076
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		16,235	2,075,482
EQT Corp. (Oil, Gas & Consumable Fuels)		11,400	422,598
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		110,553	12,850,681
Halliburton Co. (Energy Equip. & Svs.)		24,784	976,985
Hess Corp. (Oil, Gas & Consumable Fuels)		7,663	1,169,680
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		53,857	987,737
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		16,243	460,327
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,246	2,064,569
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		18,323	1,190,812
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		16,221	1,300,438
Phillips 66 (Oil, Gas & Consumable Fuels)		11,973	1,955,670
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6,506	1,707,825
Schlumberger N.V. (Energy Equip. & Svs.)		39,738	2,178,040
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		6,210	695,458
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,479	1,617,970
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		33,877	1,320,187
			48,512,155
Financials–13.1%
Aflac, Inc. (Insurance)		14,658	1,258,536
Allstate Corp. / The (Insurance)		7,309	1,264,530
American Express Co. (Consumer Finance)		15,921	3,625,052
American International Group, Inc. (Insurance)		19,552	1,528,380
Ameriprise Financial, Inc. (Capital Markets)		2,790	1,223,248
Aon PLC Class A (Insurance)		5,574	1,860,155
Arch Capital Group Ltd. (Insurance)	(a)	10,331	954,998
Arthur J. Gallagher & Co. (Insurance)		6,037	1,509,491
Assurant, Inc. (Insurance)		1,458	274,454
Bank of America Corp. (Banks)		191,692	7,268,961
Bank of New York Mellon Corp. / The (Capital Markets)		21,146	1,218,432
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	50,654	21,301,020
BlackRock, Inc. (Capital Markets)		3,893	3,245,594
Blackstone, Inc. (Capital Markets)		20,026	2,630,816
Brown & Brown, Inc. (Insurance)		6,572	575,313
Capital One Financial Corp. (Consumer Finance)		10,593	1,577,192
CBOE Global Markets, Inc. (Capital Markets)		2,935	539,248
Charles Schwab Corp. / The (Capital Markets)		41,433	2,997,263
Chubb Ltd. (Insurance)		11,284	2,924,023
Common Stocks (Continued)		Shares	Value
Financials (continued)
Cincinnati Financial Corp. (Insurance)		4,364	$ 541,878
Citigroup, Inc. (Banks)		52,989	3,351,024
Citizens Financial Group, Inc. (Banks)		12,944	469,738
CME Group, Inc. (Capital Markets)		10,023	2,157,852
Comerica, Inc. (Banks)		3,702	203,573
Corpay, Inc. (Financial Services)	(a)	2,011	620,474
Discover Financial Services (Consumer Finance)		6,963	912,780
Everest Group Ltd. (Insurance)		1,205	478,987
FactSet Research Systems, Inc. (Capital Markets)		1,058	480,745
Fidelity National Information Services, Inc. (Financial Services)		16,497	1,223,747
Fifth Third Bancorp (Banks)		18,980	706,246
Fiserv, Inc. (Financial Services)	(a)	16,712	2,670,912
Franklin Resources, Inc. (Capital Markets)		8,425	236,827
Global Payments, Inc. (Financial Services)		7,251	969,169
Globe Life, Inc. (Insurance)		2,404	279,753
Goldman Sachs Group, Inc. / The (Capital Markets)		9,079	3,792,207
Hartford Financial Services Group, Inc. / The (Insurance)		8,319	857,273
Huntington Bancshares, Inc. (Banks)		40,276	561,850
Intercontinental Exchange, Inc. (Capital Markets)		15,942	2,190,909
Invesco Ltd. (Capital Markets)		12,617	209,316
Jack Henry & Associates, Inc. (Financial Services)		2,015	350,066
JPMorgan Chase & Co. (Banks)		80,490	16,122,147
KeyCorp (Banks)		25,955	410,349
Loews Corp. (Insurance)		5,049	395,286
M&T Bank Corp. (Banks)		4,629	673,242
MarketAxess Holdings, Inc. (Capital Markets)		1,064	233,282
Marsh & McLennan Cos., Inc. (Insurance)		13,698	2,821,514
Mastercard, Inc. Class A (Financial Services)		22,969	11,061,181
MetLife, Inc. (Insurance)		17,093	1,266,762
Moody's Corp. (Capital Markets)		4,381	1,721,864
Morgan Stanley (Capital Markets)		34,877	3,284,018
MSCI, Inc. (Capital Markets)		2,202	1,234,111
Nasdaq, Inc. (Capital Markets)		10,579	667,535
Northern Trust Corp. (Capital Markets)		5,700	506,844
PayPal Holdings, Inc. (Financial Services)	(a)	29,836	1,998,714
PNC Financial Services Group, Inc. / The (Banks)		11,085	1,791,336
Principal Financial Group, Inc. (Insurance)		6,097	526,232
Progressive Corp. / The (Insurance)		16,296	3,370,339
Prudential Financial, Inc. (Insurance)		10,055	1,180,457
Raymond James Financial, Inc. (Capital Markets)		5,239	672,792
Regions Financial Corp. (Banks)		25,684	540,391
S&P Global, Inc. (Capital Markets)		8,945	3,805,650
State Street Corp. (Capital Markets)		8,408	650,107
Synchrony Financial (Consumer Finance)		11,300	487,256
T. Rowe Price Group, Inc. (Capital Markets)		6,232	759,805
Travelers Cos., Inc. / The (Insurance)		6,355	1,462,540
Truist Financial Corp. (Banks)		37,140	1,447,717
U.S. Bancorp (Banks)		43,357	1,938,058
Visa, Inc. (Financial Services)		44,032	12,288,451
W.R. Berkley Corp. (Insurance)		5,631	498,006
Wells Fargo & Co. (Banks)		100,202	5,807,708
Willis Towers Watson PLC (Insurance)		2,855	785,125
			161,450,851
Health Care–12.3%
Abbott Laboratories (Health Care Equip. & Supplies)		48,334	5,493,642
AbbVie, Inc. (Biotechnology)		49,153	8,950,761
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		8,162	1,187,653
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,983	650,265
Amgen, Inc. (Biotechnology)		14,894	4,234,662
Baxter International, Inc. (Health Care Equip. & Supplies)		14,135	604,130
Becton Dickinson & Co. (Health Care Equip. & Supplies)		8,044	1,990,488
Biogen, Inc. (Biotechnology)	(a)	4,033	869,636

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	586	$ 202,680
Bio-Techne Corp. (Life Sciences Tools & Svs.)		4,342	305,633
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	40,788	2,793,570
Bristol-Myers Squibb Co. (Pharmaceuticals)		56,648	3,072,021
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,772	757,787
Catalent, Inc. (Pharmaceuticals)	(a)	5,073	286,371
Cencora, Inc. (Health Care Providers & Svs.)		4,609	1,119,941
Centene Corp. (Health Care Providers & Svs.)	(a)	14,878	1,167,625
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,422	385,291
Cigna Group / The (Health Care Providers & Svs.)		8,143	2,957,456
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,528	560,871
CVS Health Corp. (Health Care Providers & Svs.)		35,034	2,794,312
Danaher Corp. (Life Sciences Tools & Svs.)		18,312	4,572,873
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,512	208,732
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		5,947	197,381
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	10,733	1,488,667
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	16,886	1,613,626
Elevance Health, Inc. (Health Care Providers & Svs.)		6,541	3,391,770
Eli Lilly & Co. (Pharmaceuticals)		22,201	17,271,490
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		11,790	1,071,829
Gilead Sciences, Inc. (Biotechnology)		34,688	2,540,896
HCA Healthcare, Inc. (Health Care Providers & Svs.)		5,513	1,838,751
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	3,647	275,421
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	6,523	508,533
Humana, Inc. (Health Care Providers & Svs.)		3,402	1,179,541
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,312	1,248,318
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,421	607,092
Incyte Corp. (Biotechnology)	(a)	5,221	297,440
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,930	330,802
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	9,809	3,914,674
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,083	1,285,440
Johnson & Johnson (Pharmaceuticals)		67,019	10,601,736
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		2,360	515,566
McKesson Corp. (Health Care Providers & Svs.)		3,658	1,963,797
Medtronic PLC (Health Care Equip. & Supplies)		37,022	3,226,467
Merck & Co., Inc. (Pharmaceuticals)		70,548	9,308,809
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	598	796,111
Moderna, Inc. (Biotechnology)	(a)	9,234	983,975
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,615	663,490
Pfizer, Inc. (Pharmaceuticals)		157,197	4,362,217
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,077	409,579
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,941	2,830,683
ResMed, Inc. (Health Care Equip. & Supplies)		4,095	810,933
Revvity, Inc. (Life Sciences Tools & Svs.)		3,416	358,680
STERIS PLC (Health Care Equip. & Supplies)		2,752	618,705
Stryker Corp. (Health Care Equip. & Supplies)		9,414	3,368,988
Teleflex, Inc. (Health Care Equip. & Supplies)		1,319	298,318
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		10,758	6,252,657
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		25,750	12,738,525
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,712	$ 312,372
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,174	2,998,804
Viatris, Inc. (Pharmaceuticals)		33,252	397,029
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,646	566,603
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		2,061	815,558
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		5,819	767,992
Zoetis, Inc. (Pharmaceuticals)		12,781	2,162,673
			152,358,338
Industrials–8.8%
3M Co. (Industrial Conglomerates)		15,389	1,632,311
A.O. Smith Corp. (Building Products)		3,448	308,458
Allegion PLC (Building Products)		2,427	326,941
American Airlines Group, Inc. (Passenger Airlines)	(a)	18,365	281,903
AMETEK, Inc. (Electrical Equip.)		6,428	1,175,681
Automatic Data Processing, Inc. (Professional Svs.)		11,435	2,855,777
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,961	613,558
Boeing Co. / The (Aerospace & Defense)	(a)	15,967	3,081,471
Broadridge Financial Solutions, Inc. (Professional Svs.)		3,279	671,736
Builders FirstSource, Inc. (Building Products)	(a)	3,435	716,369
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,274	249,282
Carrier Global Corp. (Building Products)		23,259	1,352,046
Caterpillar, Inc. (Machinery)		14,174	5,193,779
Cintas Corp. (Commercial Svs. & Supplies)		2,400	1,648,872
Copart, Inc. (Commercial Svs. & Supplies)	(a)	24,332	1,409,309
CSX Corp. (Ground Transportation)		55,029	2,039,925
Cummins, Inc. (Machinery)		3,795	1,118,197
Dayforce, Inc. (Professional Svs.)	(a)	4,382	290,132
Deere & Co. (Machinery)		7,250	2,977,865
Delta Air Lines, Inc. (Passenger Airlines)		17,833	853,666
Dover Corp. (Machinery)		3,897	690,509
Eaton Corp. PLC (Electrical Equip.)		11,118	3,476,376
Emerson Electric Co. (Electrical Equip.)		15,918	1,805,420
Equifax, Inc. (Professional Svs.)		3,432	918,129
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,040	491,143
Fastenal Co. (Trading Companies & Distributors)		15,936	1,229,303
FedEx Corp. (Air Freight & Logistics)		6,401	1,854,626
Fortive Corp. (Machinery)		9,767	840,157
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,724	217,465
General Dynamics Corp. (Aerospace & Defense)		6,323	1,786,184
General Electric Co. (Aerospace & Defense)		30,302	5,318,910
Honeywell International, Inc. (Industrial Conglomerates)		18,356	3,767,569
Howmet Aerospace, Inc. (Aerospace & Defense)		10,895	745,545
Hubbell, Inc. (Electrical Equip.)		1,493	619,670
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,094	318,868
IDEX Corp. (Machinery)		2,103	513,174
Illinois Tool Works, Inc. (Machinery)		7,571	2,031,526
Ingersoll Rand, Inc. (Machinery)		11,276	1,070,656
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,263	450,903
Jacobs Solutions, Inc. (Professional Svs.)		3,494	537,133
Johnson Controls International PLC (Building Products)		18,974	1,239,382
L3Harris Technologies, Inc. (Aerospace & Defense)		5,279	1,124,955
Leidos Holdings, Inc. (Professional Svs.)		3,821	500,895
Lockheed Martin Corp. (Aerospace & Defense)		5,988	2,723,762
Masco Corp. (Building Products)		6,103	481,405
Nordson Corp. (Machinery)		1,504	412,908
Norfolk Southern Corp. (Ground Transportation)		6,289	1,602,877

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Northrop Grumman Corp. (Aerospace & Defense)		3,927	$ 1,879,698
Old Dominion Freight Line, Inc. (Ground Transportation)		4,982	1,092,602
Otis Worldwide Corp. (Machinery)		11,294	1,121,155
PACCAR, Inc. (Machinery)		14,568	1,804,830
Parker-Hannifin Corp. (Machinery)		3,576	1,987,505
Paychex, Inc. (Professional Svs.)		8,914	1,094,639
Paycom Software, Inc. (Professional Svs.)		1,349	268,464
Pentair PLC (Machinery)		4,580	391,315
Quanta Services, Inc. (Construction & Engineering)		4,045	1,050,891
Republic Services, Inc. (Commercial Svs. & Supplies)		5,700	1,091,208
Robert Half, Inc. (Professional Svs.)		2,923	231,735
Rockwell Automation, Inc. (Electrical Equip.)		3,190	929,343
Rollins, Inc. (Commercial Svs. & Supplies)		7,773	359,657
RTX Corp. (Aerospace & Defense)		36,941	3,602,856
Snap-on, Inc. (Machinery)		1,464	433,666
Southwest Airlines Co. (Passenger Airlines)		16,572	483,737
Stanley Black & Decker, Inc. (Machinery)		4,250	416,203
Textron, Inc. (Aerospace & Defense)		5,450	522,819
Trane Technologies PLC (Building Products)		6,336	1,902,067
TransDigm Group, Inc. (Aerospace & Defense)		1,548	1,906,517
Uber Technologies, Inc. (Ground Transportation)	(a)	57,295	4,411,142
Union Pacific Corp. (Ground Transportation)		16,978	4,175,400
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	9,099	435,660
United Parcel Service, Inc. Class B (Air Freight & Logistics)		20,135	2,992,665
United Rentals, Inc. (Trading Companies & Distributors)		1,871	1,349,197
Veralto Corp. (Commercial Svs. & Supplies)		6,099	540,737
Verisk Analytics, Inc. (Professional Svs.)		4,036	951,406
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,230	1,251,279
Waste Management, Inc. (Commercial Svs. & Supplies)		10,207	2,175,622
Westinghouse Air Brake Technologies Corp. (Machinery)		4,992	727,235
Xylem, Inc. (Machinery)		6,714	867,717
			108,015,695
Information Technology–29.4%
Accenture PLC Class A (IT Svs.)		17,457	6,050,771
Adobe, Inc. (Software)	(a)	12,584	6,349,886
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	44,985	8,119,343
Akamai Technologies, Inc. (IT Svs.)	(a)	4,188	455,487
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		16,713	1,927,845
Analog Devices, Inc. (Semiconductors & Equip.)		13,806	2,730,689
ANSYS, Inc. (Software)	(a)	2,420	840,127
Apple, Inc. (Tech. Hardware, Storage & Periph.)		404,122	69,298,841
Applied Materials, Inc. (Semiconductors & Equip.)		23,167	4,777,730
Arista Networks, Inc. (Communications Equip.)	(a)	7,017	2,034,790
Autodesk, Inc. (Software)	(a)	5,956	1,551,062
Broadcom, Inc. (Semiconductors & Equip.)		12,252	16,238,923
Cadence Design Systems, Inc. (Software)	(a)	7,575	2,357,946
CDW Corp. (Electronic Equip., Instr. & Comp.)		3,733	954,827
Cisco Systems, Inc. (Communications Equip.)		113,156	5,647,616
Cognizant Technology Solutions Corp. Class A (IT Svs.)		13,871	1,016,606
Corning, Inc. (Electronic Equip., Instr. & Comp.)		21,399	705,311
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	3,767	455,732
EPAM Systems, Inc. (IT Svs.)	(a)	1,602	442,408
F5, Inc. (Communications Equip.)	(a)	1,625	308,084
Fair Isaac Corp. (Software)	(a)	692	864,730
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,966	500,661
Fortinet, Inc. (Software)	(a)	17,746	1,212,229
Gartner, Inc. (IT Svs.)	(a)	2,171	1,034,851
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Gen Digital, Inc. (Software)		15,506	$ 347,334
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		36,201	641,844
HP, Inc. (Tech. Hardware, Storage & Periph.)		24,296	734,225
Intel Corp. (Semiconductors & Equip.)		117,712	5,199,339
International Business Machines Corp. (IT Svs.)		25,478	4,865,279
Intuit, Inc. (Software)		7,794	5,066,100
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3,542	474,451
Juniper Networks, Inc. (Communications Equip.)		8,901	329,871
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,866	760,945
KLA Corp. (Semiconductors & Equip.)		3,766	2,630,815
Lam Research Corp. (Semiconductors & Equip.)		3,650	3,546,230
Microchip Technology, Inc. (Semiconductors & Equip.)		15,047	1,349,866
Micron Technology, Inc. (Semiconductors & Equip.)		30,735	3,623,349
Microsoft Corp. (Software)		206,870	87,034,346
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,337	905,711
Motorola Solutions, Inc. (Communications Equip.)		4,624	1,641,427
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,735	602,003
NVIDIA Corp. (Semiconductors & Equip.)		68,767	62,135,110
NXP Semiconductors N.V. (Semiconductors & Equip.)		7,178	1,778,493
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	11,898	875,098
Oracle Corp. (Software)		44,389	5,575,702
Palo Alto Networks, Inc. (Software)	(a)	8,779	2,494,377
PTC, Inc. (Software)	(a)	3,330	629,170
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,710	311,189
QUALCOMM, Inc. (Semiconductors & Equip.)		31,072	5,260,490
Roper Technologies, Inc. (Software)		2,975	1,668,499
Salesforce, Inc. (Software)		26,951	8,117,102
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		5,413	503,680
ServiceNow, Inc. (Software)	(a)	5,708	4,351,779
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,450	482,024
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,402	1,416,062
Synopsys, Inc. (Software)	(a)	4,247	2,427,160
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		8,603	1,249,500
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,312	563,268
Teradyne, Inc. (Semiconductors & Equip.)		4,246	479,076
Texas Instruments, Inc. (Semiconductors & Equip.)		25,316	4,410,300
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,905	444,406
Tyler Technologies, Inc. (Software)	(a)	1,170	497,262
VeriSign, Inc. (IT Svs.)	(a)	2,448	463,920
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	9,023	615,730
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,425	429,552
			362,808,579
Materials–2.4%
Air Products & Chemicals, Inc. (Chemicals)		6,189	1,499,409
Albemarle Corp. (Chemicals)		3,253	428,550
Amcor PLC (Containers & Packaging)		40,027	380,657
Avery Dennison Corp. (Containers & Packaging)		2,237	499,410
Ball Corp. (Containers & Packaging)		8,774	591,017
Celanese Corp. (Chemicals)		2,781	477,943
CF Industries Holdings, Inc. (Chemicals)		5,303	441,263
Corteva, Inc. (Chemicals)		19,539	1,126,814
Dow, Inc. (Chemicals)		19,560	1,133,111
DuPont de Nemours, Inc. (Chemicals)		11,977	918,277

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Eastman Chemical Co. (Chemicals)		3,292	$ 329,924
Ecolab, Inc. (Chemicals)		7,066	1,631,539
FMC Corp. (Chemicals)		3,502	223,077
Freeport-McMoRan, Inc. (Metals & Mining)		39,922	1,877,132
International Flavors & Fragrances, Inc. (Chemicals)		7,105	610,959
International Paper Co. (Containers & Packaging)		9,586	374,046
Linde PLC (Chemicals)		13,500	6,268,320
LyondellBasell Industries N.V. Class A (Chemicals)		7,130	729,256
Martin Marietta Materials, Inc. (Construction Materials)		1,722	1,057,205
Mosaic Co. / The (Chemicals)		9,174	297,788
Newmont Corp. (Metals & Mining)		32,085	1,149,926
Nucor Corp. (Metals & Mining)		6,845	1,354,625
Packaging Corp. of America (Containers & Packaging)		2,470	468,757
PPG Industries, Inc. (Chemicals)		6,566	951,413
Sherwin-Williams Co. / The (Chemicals)		6,557	2,277,443
Steel Dynamics, Inc. (Metals & Mining)		4,234	627,606
Vulcan Materials Co. (Construction Materials)		3,703	1,010,623
Westrock Co. (Containers & Packaging)		7,109	351,540
			29,087,630
Real Estate–2.3%
Alexandria Real Estate Equities, Inc. (Office REITs)		4,380	564,626
American Tower Corp. (Specialized REITs)		12,979	2,564,521
AvalonBay Communities, Inc. (Residential REITs)		3,954	733,704
Boston Properties, Inc. (Office REITs)		4,053	264,701
Camden Property Trust (Residential REITs)		2,997	294,905
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	8,280	805,147
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	11,370	1,098,342
Crown Castle, Inc. (Specialized REITs)		12,076	1,278,003
Digital Realty Trust, Inc. (Specialized REITs)		8,433	1,214,689
Equinix, Inc. (Specialized REITs)		2,614	2,157,413
Equity Residential (Residential REITs)		9,608	606,361
Essex Property Trust, Inc. (Residential REITs)		1,781	436,007
Extra Space Storage, Inc. (Specialized REITs)		5,883	864,801
Federal Realty Investment Trust (Retail REITs)		2,062	210,571
Healthpeak Properties, Inc. (Health Care REITs)		19,585	367,219
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		19,561	404,521
Invitation Homes, Inc. (Residential REITs)		16,001	569,796
Iron Mountain, Inc. (Specialized REITs)		8,133	652,348
Kimco Realty Corp. (Retail REITs)		18,436	361,530
Mid-America Apartment Communities, Inc. (Residential REITs)		3,238	426,056
Prologis, Inc. (Industrial REITs)		25,726	3,350,040
Public Storage (Specialized REITs)		4,407	1,278,294
Realty Income Corp. (Retail REITs)		23,171	1,253,551
Regency Centers Corp. (Retail REITs)		4,611	279,242
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
SBA Communications Corp. (Specialized REITs)	3,004	$ 650,967
Simon Property Group, Inc. (Retail REITs)	9,077	1,420,460
UDR, Inc. (Residential REITs)	8,359	312,710
Ventas, Inc. (Health Care REITs)	11,179	486,734
VICI Properties, Inc. (Specialized REITs)	28,846	859,322
Welltower, Inc. (Health Care REITs)	15,413	1,440,191
Weyerhaeuser Co. (Specialized REITs)	20,329	730,014
		27,936,786
Utilities–2.2%
AES Corp. / The (Ind. Power & Renewable Elec.)	18,488	331,490
Alliant Energy Corp. (Electric Utilities)	7,060	355,824
Ameren Corp. (Multi-Utilities)	7,311	540,722
American Electric Power Co., Inc. (Electric Utilities)	14,650	1,261,365
American Water Works Co., Inc. (Water Utilities)	5,423	662,745
Atmos Energy Corp. (Gas Utilities)	4,191	498,184
CenterPoint Energy, Inc. (Multi-Utilities)	17,538	499,658
CMS Energy Corp. (Multi-Utilities)	8,180	493,581
Consolidated Edison, Inc. (Multi-Utilities)	9,634	874,864
Constellation Energy Corp. (Electric Utilities)	8,893	1,643,871
Dominion Energy, Inc. (Multi-Utilities)	23,307	1,146,471
DTE Energy Co. (Multi-Utilities)	5,749	644,693
Duke Energy Corp. (Electric Utilities)	21,478	2,077,137
Edison International (Electric Utilities)	10,691	756,174
Entergy Corp. (Electric Utilities)	5,888	622,244
Evergy, Inc. (Electric Utilities)	6,351	339,016
Eversource Energy (Electric Utilities)	9,719	580,905
Exelon Corp. (Electric Utilities)	27,723	1,041,553
FirstEnergy Corp. (Electric Utilities)	14,365	554,776
NextEra Energy, Inc. (Electric Utilities)	57,121	3,650,603
NiSource, Inc. (Multi-Utilities)	11,420	315,877
NRG Energy, Inc. (Electric Utilities)	6,263	423,942
PG&E Corp. (Electric Utilities)	59,431	996,064
Pinnacle West Capital Corp. (Electric Utilities)	3,183	237,866
PPL Corp. (Electric Utilities)	20,505	564,503
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,894	927,841
Sempra (Multi-Utilities)	17,543	1,260,114
Southern Co. / The (Electric Utilities)	30,378	2,179,318
WEC Energy Group, Inc. (Multi-Utilities)	8,792	721,999
Xcel Energy, Inc. (Electric Utilities)	15,371	826,191
		27,029,591
Total Common Stocks (Cost $706,545,822)		$1,227,211,273

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	05/23/2024	$200,000	$ 198,484
Total U.S. Treasury Obligations (Cost $198,488)					$198,484
Total Investments – 99.5% (Cost $706,744,310)				(c)	$1,227,409,757
Other Assets in Excess of Liabilities – 0.5%				(b)	6,468,143
Net Assets – 100.0%					$1,233,877,900

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $204,705 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	34	June 21, 2024	$8,970,724	$9,024,450	$53,726	$(2,716)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.6%		Shares	Value
Communication Services–5.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	14,808	$ 2,234,971
AT&T, Inc. (Diversified Telecom. Svs.)		38,392	675,699
Comcast Corp. Class A (Media)		73,000	3,164,550
Electronic Arts, Inc. (Entertainment)		6,991	927,496
Fox Corp. Class A (Media)		68,603	2,145,216
Fox Corp. Class B (Media)		1,371	39,238
Liberty Media Corp.-Liberty Formula One Class C (Entertainment)	(a)	5,772	378,643
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		1,434	696,322
Paramount Global Class B (Media)		33,400	393,118
Warner Bros. Discovery, Inc. (Entertainment)	(a)	6,796	59,329
			10,714,582
Consumer Discretionary–6.0%
Amazon.com, Inc. (Broadline Retail)	(a)	12,604	2,273,509
AutoNation, Inc. (Specialty Retail)	(a)	2,120	351,030
Best Buy Co., Inc. (Specialty Retail)		6,879	564,284
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		19,683	1,325,060
D.R. Horton, Inc. (Household Durables)		10,884	1,790,962
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		576	286,203
General Motors Co. (Automobiles)		64,132	2,908,386
Leggett & Platt, Inc. (Household Durables)		8,792	168,367
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,278	642,282
TJX Cos., Inc. / The (Specialty Retail)		3,656	370,792
Toll Brothers, Inc. (Household Durables)		12,665	1,638,471
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,867	13,330
			12,332,676
Consumer Staples–7.5%
Archer-Daniels-Midland Co. (Food Products)		5,027	315,746
Bunge Global SA (Food Products)		5,441	557,811
Coca-Cola Co. / The (Beverages)		40,749	2,493,024
Colgate-Palmolive Co. (Household Products)		16,138	1,453,227
Hershey Co. / The (Food Products)		6,855	1,333,297
Kimberly-Clark Corp. (Household Products)		17,239	2,229,865
PepsiCo, Inc. (Beverages)		12,542	2,194,975
Procter & Gamble Co. / The (Household Products)		6,837	1,109,303
Walmart, Inc. (Consumer Staples Distribution & Retail)		63,321	3,810,025
			15,497,273
Energy–7.9%
Baker Hughes Co. (Energy Equip. & Svs.)		9,946	333,191
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,778	2,646,562
ConocoPhillips (Oil, Gas & Consumable Fuels)		24,898	3,169,017
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		30,702	1,540,626
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		7,670	980,533
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		22,847	2,655,735
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,490	2,315,235
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,329	348,862
Schlumberger N.V. (Energy Equip. & Svs.)		9,807	537,522
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,324	1,762,204
			16,289,487
Financials–21.5%
Bank of America Corp. (Banks)		80,648	3,058,172
Common Stocks (Continued)		Shares	Value
Financials (continued)
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	13,542	$ 5,694,682
Citigroup, Inc. (Banks)		26,709	1,689,077
Citizens Financial Group, Inc. (Banks)		24,075	873,682
Euronet Worldwide, Inc. (Financial Services)	(a)	5,749	631,988
Invesco Ltd. (Capital Markets)		133,237	2,210,402
JPMorgan Chase & Co. (Banks)		27,315	5,471,194
KeyCorp (Banks)		154,189	2,437,728
Marsh & McLennan Cos., Inc. (Insurance)		11,919	2,455,076
Mastercard, Inc. Class A (Financial Services)		4,643	2,235,929
MetLife, Inc. (Insurance)		11,845	877,833
Moody's Corp. (Capital Markets)		5,845	2,297,260
Nasdaq, Inc. (Capital Markets)		41,317	2,607,103
Progressive Corp. / The (Insurance)		8,192	1,694,269
Reinsurance Group of America, Inc. (Insurance)		11,454	2,209,248
S&P Global, Inc. (Capital Markets)		2,310	982,789
SEI Investments Co. (Capital Markets)		6,412	461,023
T. Rowe Price Group, Inc. (Capital Markets)		1,957	238,597
Travelers Cos., Inc. / The (Insurance)		11,248	2,588,615
Unum Group (Insurance)		27,415	1,471,089
Visa, Inc. (Financial Services)		7,837	2,187,150
			44,372,906
Health Care–15.1%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,361	1,071,099
Alto Neuroscience, Inc. (Pharmaceuticals)	(a)	27	415
Amgen, Inc. (Biotechnology)		6,130	1,742,882
Bristol-Myers Squibb Co. (Pharmaceuticals)		39,212	2,126,467
Cardinal Health, Inc. (Health Care Providers & Svs.)		2,909	325,517
CG Oncology, Inc. (Biotechnology)	(a)	1,736	76,210
Cigna Group / The (Health Care Providers & Svs.)		1,458	529,531
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,427	336,625
Elevance Health, Inc. (Health Care Providers & Svs.)		6,050	3,137,167
Eli Lilly & Co. (Pharmaceuticals)		2,865	2,228,855
Exelixis, Inc. (Biotechnology)	(a)	27,388	649,917
Gilead Sciences, Inc. (Biotechnology)		32,352	2,369,784
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,607	535,983
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4,625	360,565
Incyte Corp. (Biotechnology)	(a)	18,703	1,065,510
Johnson & Johnson (Pharmaceuticals)		11,216	1,774,259
Kyverna Therapeutics, Inc. (Biotechnology)	(a)	1,003	24,915
Medtronic PLC (Health Care Equip. & Supplies)		32,923	2,869,240
Merck & Co., Inc. (Pharmaceuticals)		10,857	1,432,581
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,977	686,428
Pfizer, Inc. (Pharmaceuticals)		85,615	2,375,816
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,839	511,009
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	725	697,805
Stryker Corp. (Health Care Equip. & Supplies)		8,715	3,118,837
Teladoc Health, Inc. (Health Care Technology)	(a)	39,700	599,470
Zoetis, Inc. (Pharmaceuticals)		2,591	438,423
			31,085,310
Industrials–15.0%
A.O. Smith Corp. (Building Products)		12,104	1,082,824
AECOM (Construction & Engineering)		24,851	2,437,386
AMETEK, Inc. (Electrical Equip.)		6,295	1,151,355
Builders FirstSource, Inc. (Building Products)	(a)	2,230	465,066
Cintas Corp. (Commercial Svs. & Supplies)		2,384	1,637,880
CNH Industrial N.V. (Machinery)		51,200	663,552
Cummins, Inc. (Machinery)		2,796	823,841
Delta Air Lines, Inc. (Passenger Airlines)		21,277	1,018,530

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Expeditors International of Washington, Inc. (Air Freight & Logistics)		14,448	$ 1,756,443
Flowserve Corp. (Machinery)		13,430	613,482
HEICO Corp. Class A (Aerospace & Defense)		2,491	383,465
Illinois Tool Works, Inc. (Machinery)		3,942	1,057,757
Lockheed Martin Corp. (Aerospace & Defense)		4,824	2,194,293
Old Dominion Freight Line, Inc. (Ground Transportation)		6,066	1,330,334
Oshkosh Corp. (Machinery)		19,776	2,466,265
Owens Corning (Building Products)		2,767	461,536
Parker-Hannifin Corp. (Machinery)		3,051	1,695,715
Republic Services, Inc. (Commercial Svs. & Supplies)		2,270	434,569
Rockwell Automation, Inc. (Electrical Equip.)		2,167	631,312
Schneider National, Inc. Class B (Ground Transportation)		14,068	318,500
Snap-on, Inc. (Machinery)		5,785	1,713,633
Textron, Inc. (Aerospace & Defense)		9,160	878,719
United Parcel Service, Inc. Class B (Air Freight & Logistics)		6,960	1,034,465
Valmont Industries, Inc. (Construction & Engineering)		2,707	617,954
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,419	1,443,549
Watsco, Inc. (Trading Companies & Distributors)		893	385,749
WESCO International, Inc. (Trading Companies & Distributors)		3,940	674,843
Xylem, Inc. (Machinery)		12,225	1,579,959
			30,952,976
Information Technology–10.3%
Amdocs Ltd. (IT Svs.)		7,095	641,175
Apple, Inc. (Tech. Hardware, Storage & Periph.)		8,949	1,534,575
Applied Materials, Inc. (Semiconductors & Equip.)		12,580	2,594,373
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	1,535	113,882
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	19,329	553,003
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		104,454	1,851,969
Intel Corp. (Semiconductors & Equip.)		35,952	1,588,000
Juniper Networks, Inc. (Communications Equip.)		8,506	315,232
Manhattan Associates, Inc. (Software)	(a)	6,032	1,509,387
Micron Technology, Inc. (Semiconductors & Equip.)		9,788	1,153,907
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Microsoft Corp. (Software)		5,268	$ 2,216,353
NVIDIA Corp. (Semiconductors & Equip.)		2,195	1,983,314
Oracle Corp. (Software)		7,627	958,028
QUALCOMM, Inc. (Semiconductors & Equip.)		10,656	1,804,061
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		15,781	2,292,033
			21,109,292
Materials–3.6%
Alcoa Corp. (Metals & Mining)		10,257	346,584
Ecolab, Inc. (Chemicals)		5,858	1,352,612
Louisiana-Pacific Corp. (Paper & Forest Products)		9,007	755,777
LyondellBasell Industries N.V. Class A (Chemicals)		24,592	2,515,270
Mosaic Co. / The (Chemicals)		11,571	375,595
Nucor Corp. (Metals & Mining)		6,261	1,239,052
Packaging Corp. of America (Containers & Packaging)		1,223	232,101
Westlake Corp. (Chemicals)		4,182	639,010
			7,456,001
Real Estate–3.5%
Camden Property Trust (Residential REITs)		22,348	2,199,043
EastGroup Properties, Inc. (Industrial REITs)		1,540	276,846
Equity Residential (Residential REITs)		38,773	2,446,964
First Industrial Realty Trust, Inc. (Industrial REITs)		17,822	936,368
Kimco Realty Corp. (Retail REITs)		50,950	999,130
Simon Property Group, Inc. (Retail REITs)		2,558	400,301
			7,258,652
Utilities–4.0%
AES Corp. / The (Ind. Power & Renewable Elec.)		63,494	1,138,447
CMS Energy Corp. (Multi-Utilities)		27,349	1,650,239
DTE Energy Co. (Multi-Utilities)		8,547	958,461
Evergy, Inc. (Electric Utilities)		21,385	1,141,531
OGE Energy Corp. (Electric Utilities)		36,677	1,258,021
PPL Corp. (Electric Utilities)		68,018	1,872,536
UGI Corp. (Gas Utilities)		11,487	281,891
			8,301,126
Total Common Stocks (Cost $181,140,324)			$205,370,281
Total Investments – 99.6% (Cost $181,140,324)	(b)		$205,370,281
Other Assets in Excess of Liabilities – 0.4%	(c)		730,752
Net Assets – 100.0%			$206,101,033

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $142,780 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	11	June 21, 2024	$2,907,095	$2,919,675	$12,580	$(3,438)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds–96.5%		Rate	Maturity	Face Amount	Value
Communication Services–11.8%
Audacy Capital Corp. (Acquired 03/11/2021 through 07/09/2021, Cost $357,500) (Media)	(a)(b)	6.750%	03/31/2029	$ 350,000	$ 11,375
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	375,000	364,606
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	190,554
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	605,088
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	114,431
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,075,000	923,039
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	209,512
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	318,722
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	100,000	75,485
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	400,000	265,084
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	447,357
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	143,010
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	342,775
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	135,939
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	106,195
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(a)	5.875%	08/15/2027	300,000	283,811
DISH DBS Corp. (Media)	(a)	5.250%	12/01/2026	450,000	354,334
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	48,143
DISH DBS Corp. (Media)		5.125%	06/01/2029	600,000	250,253
DISH Network Corp. (Media)	(a)	11.750%	11/15/2027	75,000	76,570
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	175,000	170,430
Gray Television, Inc. (Media)	(a)	7.000%	05/15/2027	75,000	69,752
Gray Television, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	114,751
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	375,707	209,880
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	70,240
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	144,536
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	87,743
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	191,682
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	70,778
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	311,410
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	127,463
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	750,000	683,373
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	242,272
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	125,000	76,908
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	325,000	234,000
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	210,763
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	72,156
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	200,000	182,974
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	415,230
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	300,000	250,144
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	1,000,000	908,107
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	600,000	535,487
TEGNA, Inc. (Media)		5.000%	09/15/2029	450,000	403,396
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	600,000	563,539
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	305,628
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	245,755
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	150,000	148,326
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	275,000	233,351
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	169,232
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	172,470
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	450,000	412,866
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	169,355
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	344,754
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	400,000	343,441
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	112,009
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	66,448
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	425,000	418,868
					14,755,800
Consumer Discretionary–15.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,400,000	1,247,402
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	443,240
Acushnet Co. (Leisure Products)	(a)	7.375%	10/15/2028	50,000	51,814
Adient Global Holdings Ltd. (Automobile Components)	(a)	4.875%	08/15/2026	300,000	292,465
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	102,180
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	125,000	131,905
Affinity Interactive (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	400,000	373,755
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	96,517
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	299,918
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	200,000	181,208
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	264,918
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	183,789
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	460,873
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	273,561
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	153,973
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	151,321
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	75,000	78,224
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	171,769
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	125,698

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	$ 112,000	$ 111,943
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,250,000	1,251,891
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	250,000	220,910
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	86,432
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	625,000	555,386
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	175,000	153,295
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,105,654
Gates Global LLC / Gates Corp. (Automobile Components)	(a)	6.250%	01/15/2026	950,000	947,698
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	50,000	49,926
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	75,000	71,910
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	172,200
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	400,000	389,463
IHO Verwaltungs GmbH (Automobile Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	500,000	499,353
JB Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	175,000	180,886
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	194,470
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	200,000	179,510
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	150,000	137,870
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	225,000	235,385
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	275,000	282,306
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	155,986
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	193,695
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	71,330
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	299,008
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	185,191
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	831,734
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	125,000	132,273
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	250,000	259,569
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	271,567
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	8.000%	08/01/2030	275,000	283,242
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	275,000	236,486
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	48,096
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	475,000	416,200
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.500%	08/31/2026	275,000	272,529
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	75,597
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	400,000	396,873
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	400,000	386,698
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	475,000	447,378
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	268,625
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	25,000	25,036
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	188,407
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	200,000	179,759
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	126,271
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	273,132
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	325,000	336,341
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	71,135
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	92,282
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	150,000	145,148
ZF North America Capital, Inc. (Automobile Components)	(a)	6.875%	04/14/2028	200,000	207,440
					18,788,046
Consumer Staples–2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	99,004
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	134,638
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	550,000	566,551
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	171,061
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	183,515
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	100,000	99,460
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	231,550
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	380,827
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	147,249
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	229,103
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	450,000	442,087
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	125,911
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	225,000	230,323
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	332,239
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	162,345
					3,535,863
Energy–12.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	246,870
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	615,375

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	$ 625,000	$ 601,037
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	216,086
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	501,517
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	445,247
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	426,063
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	125,000	128,410
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	71,507
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	175,000	172,750
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	125,000	126,329
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/15/2030	175,000	185,062
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	100,000	95,175
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.000%	03/01/2031	200,000	181,782
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	127,775
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	50,000	48,447
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	49,682
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	49,589
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	75,313
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	263,178
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	161,067
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	53,503
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	650,000	579,325
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	476,821
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	90,561
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	525,000	523,745
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	275,000	249,047
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	100,811
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	350,000	363,280
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,151
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	150,000	153,809
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	275,000	277,432
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	225,000	221,913
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	100,000	93,764
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	525,000	488,227
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	75,224
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	411,258
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	91,891
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	100,000	96,894
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	04/15/2027	175,000	175,985
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	291,437
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	100,000	101,859
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	300,364
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	125,000	124,226
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	350,000	328,271
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	50,000	49,908
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	51,983
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	249,580
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	350,132
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	183,000	183,189
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	174,675
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	74,502
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	234,046
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	116,544
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	200,000	187,164
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	100,000	103,430
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	275,275
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	24,978
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	50,214
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	250,000	259,265
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	72,185
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	69,042
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	300,000	295,717
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	375,000	373,154
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	71,796
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	213,187
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	625,000	624,281
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	150,357
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	325,000	329,048
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	438,678
					15,506,389
Financials–13.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	425,000	429,258
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	125,000	124,100
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	276,484
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	560,030
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	200,000	199,097

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	$1,075,000	$ 1,061,372
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	184,256
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	275,000	270,230
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	300,000	314,044
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,249,512
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	225,000	222,661
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	553,190
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	186,427
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	432,883
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	235,974
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	509,683
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	350,000	312,498
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	550,000	550,189
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	609,457
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	575,000	590,926
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	900,000	906,061
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	325,000	338,773
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	300,000	316,569
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(a)	6.400%	03/26/2029	25,000	25,395
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(a)	6.500%	03/26/2031	25,000	25,446
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	176,330
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	201,638
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	350,000	325,884
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	250,000	267,402
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,225,000	1,240,635
NFP Corp. (Insurance)	(a)	7.500%	10/01/2030	150,000	158,026
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	625,000	635,444
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	250,000	224,886
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	350,000	304,920
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	338,836
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	257,022
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	700,000	693,690
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	175,000	170,148
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	212,805
USI Inc. (Insurance)	(a)	7.500%	01/15/2032	775,000	776,427
					16,468,608
Health Care–6.2%
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	375,000	341,250
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	426,426
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	270,432
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	300,000	176,312
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	124,618
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	175,000	166,859
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	300,000	284,814
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	44,247
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	43,680
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	350,000	262,051
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	108,167
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	225,000	183,468
Embecta Corp. (Health Care Equip. & Supplies)	(a)	5.000%	02/15/2030	150,000	122,536
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	250,000	216,610
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	875,000	723,940
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	484,385
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	200,000	195,698
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	200,000	204,103
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	50,000	41,198
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	325,000	295,817
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,150,000	1,086,944
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	250,000	251,119
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	107,725
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	400,098
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	152,363
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	124,957
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	415,704
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	325,000	323,835
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	150,000	139,428
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.750%	05/15/2031	125,000	127,279
					7,846,063
Industrials–11.8%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	200,000	202,559
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	83,000	82,945
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,303,905
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	150,000	148,979
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	150,000	147,443
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	175,000	163,841
Artera Services LLC (Construction & Engineering)	(a)	8.500%	02/15/2031	75,000	76,893
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	830,017
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	6.500%	08/01/2030	75,000	76,105

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	$ 100,000	$ 102,725
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	69,389
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	425,000	393,181
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	525,000	492,716
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	299,995
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	800,000	735,666
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	167,684
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	150,000	153,824
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	268,513
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	325,000	302,146
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	300,000	274,645
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	350,000	353,003
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	200,000	190,033
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	46,245
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	823,392
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	125,000	125,427
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	69,023
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	75,000	71,616
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	195,670
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	113,768
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	21,625
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	525,000	530,709
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	500,000	504,947
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	586,655
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	199,491
TK Elevator U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	225,000	217,370
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	146,813
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	116,001
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	150,467
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	395,340
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	725,000	739,061
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	479,888
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	24,926
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	316,276
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	73,156
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	44,800
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	130,948
United Rentals North America, Inc.	(a)	6.125%	03/15/2034	100,000	100,124
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	6.500%	06/15/2027	400,000	395,365
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	100,065
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	255,234
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	175,000	176,799
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	75,000	76,214
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	416,860
White Cap Parent LLC (Building Products)	(a)(c)	8.250%, 9.000% PIK	03/15/2026	325,000	324,684
					14,805,166
Information Technology–8.8%
ams-OSRAM AG (Semiconductors & Equip.)	(a)	12.250%	03/30/2029	175,000	175,800
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,150,000	1,051,812
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	325,000	324,879
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	311,294
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(a)	8.000%	06/15/2029	125,000	129,579
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	550,000	561,444
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	67,023
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	400,000	379,585
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	475,000	455,581
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	675,000	635,745
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	190,090
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	475,000	422,280
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	425,000	382,459
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	335,425
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	375,000	370,559
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	111,892
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	225,000	220,043
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	325,000	291,614
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,375,000	1,260,939
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	225,000	209,739
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	50,000	46,373
NCR Voyix Corp. (Software)	(a)	5.250%	10/01/2030	325,000	294,050
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	180,948
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	311,850
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	475,000	406,873
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	8.250%	12/15/2029	150,000	161,170
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	425,250	484,486
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	224,998
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	408,150
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	350,000	356,554
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	235,948
					10,999,182

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials–9.5%
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	$ 603,176	$ 201,849
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	475,000	382,874
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	450,000	283,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	126,000
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	150,000	156,031
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	156,602
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	144,778
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,662
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	100,000	100,950
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	277,306
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	75,000	63,739
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	150,000	148,149
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	294,444
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	150,000	151,980
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,300,000	1,277,301
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	377,915
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	48,438
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	270,433
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	275,205
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	144,839
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	92,323
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	125,000	112,415
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	22,233
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	115,828
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	650,000	567,263
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	08/15/2026	325,000	331,094
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	300,000	297,611
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	225,000	207,157
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	202,025
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	181,449
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	275,000	292,935
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	400,000	366,119
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	450,000	452,138
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	38,021
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	175,000	178,238
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	187,460
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	75,000	71,990
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	77,976
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	173,123
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	200,000	203,950
SRS Distribution, Inc. (Construction Materials)	(a)	6.000%	12/01/2029	750,000	766,130
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	800,000	776,021
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	25,000	23,860
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	197,196
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	725,000	715,956
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	95,038
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	223,722
					11,877,266
Real Estate–1.6%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	300,000	305,717
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	48,123
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	400,000	362,391
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	225,000	201,787
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	75,000	78,557
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	334,689
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	125,000	125,422
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	06/15/2025	50,000	49,233
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	168,257
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	3.875%	02/15/2029	50,000	46,018
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	225,000	212,788
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.125%	08/15/2030	100,000	90,931
					2,023,913
Utilities–3.6%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	425,000	424,296
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	49,482
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	300,000	284,542
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	138,827
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	91,730
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	262,714
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electric Utilities)	(a)	6.625%	12/15/2030	650,000	656,235
NextEra Energy Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	175,000	179,053
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	76,038
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	22,211
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	21,574
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	70,000	59,986
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	325,000	321,307
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	113,960

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	$ 750,000	$ 714,310
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	300,000	311,847
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	221,524
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	250,000	242,082
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	300,000	314,184
					4,505,902
Total Corporate Bonds (Cost $127,596,684)					$121,112,198

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
iHeartMedia, Inc. Class A (Media)	(d)	7,387	$ 15,439
Total Common Stocks (Cost $178,496)			$15,439
Total Investments – 96.5% (Cost $127,775,180)	(e)		$121,127,637
Other Assets in Excess of Liabilities – 3.5%			4,444,084
Net Assets – 100.0%			$125,571,721

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2024, the value of these securities totaled $104,870,134, or 83.5% of the Portfolio’s net assets.
(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Non-income producing security.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–98.9%		Shares	Value
Communication Services–15.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	44,343	$ 6,692,689
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	42,673	6,497,391
Charter Communications, Inc. Class A (Media)	(a)	2,823	820,448
Comcast Corp. Class A (Media)		77,011	3,338,427
Electronic Arts, Inc. (Entertainment)		5,196	689,353
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		26,337	12,788,720
Netflix, Inc. (Entertainment)	(a)	8,411	5,108,253
Sirius XM Holdings, Inc. (Media)		74,680	289,758
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,315	492,244
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		23,067	3,764,996
Trade Desk, Inc. / The Class A (Media)	(a)	8,649	756,096
Warner Bros. Discovery, Inc. (Entertainment)	(a)	47,416	413,942
			41,652,317
Consumer Discretionary–12.8%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,514	1,404,469
Amazon.com, Inc. (Broadline Retail)	(a)	78,163	14,099,042
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		664	2,408,912
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,323	1,008,524
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,353	919,200
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,626	1,419,496
MercadoLibre, Inc. (Broadline Retail)	(a)	985	1,489,281
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,147	1,294,825
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	12,981	1,509,041
Ross Stores, Inc. (Specialty Retail)		6,543	960,251
Starbucks Corp. (Hotels, Restaurants & Leisure)		22,005	2,011,037
Tesla, Inc. (Automobiles)	(a)	36,275	6,376,782
			34,900,860
Consumer Staples–6.4%
Coca-Cola Europacific Partners PLC (Beverages)		8,878	621,016
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,624	6,318,201
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,234	563,757
Keurig Dr Pepper, Inc. (Beverages)		26,968	827,109
Kraft Heinz Co. / The (Food Products)		23,577	869,991
Mondelez International, Inc. Class A (Food Products)		26,169	1,831,830
Monster Beverage Corp. (Beverages)	(a)	20,225	1,198,938
PepsiCo, Inc. (Beverages)		26,713	4,675,042
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		16,761	363,546
			17,269,430
Energy–0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		19,453	651,675
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,468	687,254
			1,338,929
Financials–0.5%
PayPal Holdings, Inc. (Financial Services)	(a)	20,830	1,395,402
Health Care–6.2%
Amgen, Inc. (Biotechnology)		10,416	2,961,477
AstraZeneca PLC – ADR (Pharmaceuticals)		11,317	766,727
Biogen, Inc. (Biotechnology)	(a)	2,825	609,155
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,493	1,039,279
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		8,850	804,553
Gilead Sciences, Inc. (Biotechnology)		24,212	1,773,529
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,615	871,987
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,088	424,044
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,848	$ 2,732,968
Moderna, Inc. (Biotechnology)	(a)	7,426	791,315
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,098	2,019,304
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,020	2,098,410
			16,892,748
Industrials–4.8%
Automatic Data Processing, Inc. (Professional Svs.)		7,984	1,993,924
Cintas Corp. (Commercial Svs. & Supplies)		1,970	1,353,449
Copart, Inc. (Commercial Svs. & Supplies)	(a)	18,686	1,082,293
CSX Corp. (Ground Transportation)		38,077	1,411,514
Fastenal Co. (Trading Companies & Distributors)		11,122	857,951
Honeywell International, Inc. (Industrial Conglomerates)		12,675	2,601,544
Old Dominion Freight Line, Inc. (Ground Transportation)		4,230	927,681
PACCAR, Inc. (Machinery)		10,182	1,261,448
Paychex, Inc. (Professional Svs.)		7,021	862,179
Verisk Analytics, Inc. (Professional Svs.)		2,787	656,980
			13,008,963
Information Technology–49.3%
Adobe, Inc. (Software)	(a)	8,785	4,432,911
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	31,404	5,668,108
Analog Devices, Inc. (Semiconductors & Equip.)		9,638	1,906,300
ANSYS, Inc. (Software)	(a)	1,691	587,048
Apple, Inc. (Tech. Hardware, Storage & Periph.)		116,196	19,925,291
Applied Materials, Inc. (Semiconductors & Equip.)		16,149	3,330,408
ASML Holding N.V. (Semiconductors & Equip.)		1,679	1,629,419
Atlassian Corp. Class A (Software)	(a)	3,058	596,646
Autodesk, Inc. (Software)	(a)	4,158	1,082,826
Broadcom, Inc. (Semiconductors & Equip.)		9,007	11,937,968
Cadence Design Systems, Inc. (Software)	(a)	5,291	1,646,983
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,609	667,330
Cisco Systems, Inc. (Communications Equip.)		78,698	3,927,817
Cognizant Technology Solutions Corp. Class A (IT Svs.)		9,676	709,154
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,424	1,418,290
Datadog, Inc. Class A (Software)	(a)	5,946	734,926
Fortinet, Inc. (Software)	(a)	14,830	1,013,037
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	10,646	554,763
Intel Corp. (Semiconductors & Equip.)		82,173	3,629,581
Intuit, Inc. (Software)		5,442	3,537,300
KLA Corp. (Semiconductors & Equip.)		2,628	1,835,842
Lam Research Corp. (Semiconductors & Equip.)		2,548	2,475,560
Marvell Technology, Inc. (Semiconductors & Equip.)		16,802	1,190,926
Microchip Technology, Inc. (Semiconductors & Equip.)		10,503	942,224
Micron Technology, Inc. (Semiconductors & Equip.)		21,455	2,529,330
Microsoft Corp. (Software)		55,912	23,523,297
MongoDB, Inc. (IT Svs.)	(a)	1,403	503,172
NVIDIA Corp. (Semiconductors & Equip.)		18,812	16,997,771
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,984	1,234,886
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,305	610,833
Palo Alto Networks, Inc. (Software)	(a)	6,280	1,784,336
QUALCOMM, Inc. (Semiconductors & Equip.)		21,690	3,672,117
Roper Technologies, Inc. (Software)		2,080	1,166,547
Synopsys, Inc. (Software)	(a)	2,965	1,694,498
Texas Instruments, Inc. (Semiconductors & Equip.)		17,672	3,078,639

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	4,062	$ 1,107,911
Zscaler, Inc. (Software)	(a)	2,883	555,352
			133,839,347
Materials–1.6%
Linde PLC (Chemicals)		9,360	4,346,035
Real Estate–0.3%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	7,938	766,811
Utilities–1.2%
American Electric Power Co., Inc. (Electric Utilities)		10,227	880,545
Constellation Energy Corp. (Electric Utilities)		6,155	1,137,752
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Exelon Corp. (Electric Utilities)	19,426	$ 729,835
Xcel Energy, Inc. (Electric Utilities)	10,790	579,962
		3,328,094
Total Common Stocks (Cost $161,896,758)		$268,738,936

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	05/23/2024	$100,000	$ 99,242
Total U.S. Treasury Obligations (Cost $99,244)					$99,242
Total Investments – 99.0% (Cost $161,996,002)				(c)	$268,838,178
Other Assets in Excess of Liabilities – 1.0%				(b)	2,812,159
Net Assets – 100.0%					$271,650,337

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $25,652 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	7	June 21, 2024	$2,582,535	$2,586,500	$3,965	$(4,025)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–98.7%		Shares	Value
Communication Services–9.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	72,490	$ 10,940,916
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	38,957	5,931,593
Comcast Corp. Class A (Media)		39,291	1,703,265
Electronic Arts, Inc. (Entertainment)		9,365	1,242,454
Fox Corp. Class A (Media)		85,023	2,658,669
Fox Corp. Class B (Media)		1,073	30,709
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		18,280	8,876,402
Netflix, Inc. (Entertainment)	(a)	1,451	881,236
Warner Bros. Discovery, Inc. (Entertainment)	(a)	14,175	123,748
			32,388,992
Consumer Discretionary–10.8%
Amazon.com, Inc. (Broadline Retail)	(a)	91,959	16,587,565
AutoNation, Inc. (Specialty Retail)	(a)	5,204	861,678
Best Buy Co., Inc. (Specialty Retail)		11,570	949,087
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		18,060	1,215,799
D.R. Horton, Inc. (Household Durables)		12,337	2,030,053
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		2,546	1,265,057
General Motors Co. (Automobiles)		73,320	3,325,062
Home Depot, Inc. / The (Specialty Retail)		3,652	1,400,907
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,969	1,119,060
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	11,309	533,898
Tesla, Inc. (Automobiles)	(a)	13,594	2,389,689
TJX Cos., Inc. / The (Specialty Retail)		28,783	2,919,172
Toll Brothers, Inc. (Household Durables)		21,716	2,809,399
			37,406,426
Consumer Staples–5.7%
Coca-Cola Co. / The (Beverages)		20,140	1,232,165
Colgate-Palmolive Co. (Household Products)		9,684	872,044
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		2,188	1,602,994
Hershey Co. / The (Food Products)		13,697	2,664,067
Kimberly-Clark Corp. (Household Products)		32,987	4,266,869
PepsiCo, Inc. (Beverages)		25,314	4,430,203
Walmart, Inc. (Consumer Staples Distribution & Retail)		76,284	4,590,008
			19,658,350
Energy–3.7%
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,275	1,463,039
ConocoPhillips (Oil, Gas & Consumable Fuels)		6,652	846,667
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		40,529	2,033,745
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		15,543	1,987,017
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,934	1,270,968
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,618	2,542,527
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,814	476,175
Schlumberger N.V. (Energy Equip. & Svs.)		7,453	408,499
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,774	1,839,014
			12,867,651
Financials–12.5%
Bank of America Corp. (Banks)		77,439	2,936,487
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	10,230	4,301,920
Common Stocks (Continued)		Shares	Value
Financials (continued)
Invesco Ltd. (Capital Markets)		77,569	$ 1,286,870
JPMorgan Chase & Co. (Banks)		20,783	4,162,835
KeyCorp (Banks)		6,040	95,492
Marsh & McLennan Cos., Inc. (Insurance)		20,996	4,324,756
Mastercard, Inc. Class A (Financial Services)		14,496	6,980,839
Moody's Corp. (Capital Markets)		10,474	4,116,596
Nasdaq, Inc. (Capital Markets)		47,059	2,969,423
Progressive Corp. / The (Insurance)		15,078	3,118,432
Reinsurance Group of America, Inc. (Insurance)		3,395	654,828
SEI Investments Co. (Capital Markets)		10,078	724,608
Travelers Cos., Inc. / The (Insurance)		4,859	1,118,250
Visa, Inc. (Financial Services)		23,140	6,457,911
			43,249,247
Health Care–12.7%
AbbVie, Inc. (Biotechnology)		14,120	2,571,252
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,796	1,134,396
Amgen, Inc. (Biotechnology)		12,931	3,676,542
Bristol-Myers Squibb Co. (Pharmaceuticals)		47,063	2,552,226
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,752	643,649
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,966	550,084
Elevance Health, Inc. (Health Care Providers & Svs.)		7,735	4,010,907
Eli Lilly & Co. (Pharmaceuticals)		11,203	8,715,486
Exelixis, Inc. (Biotechnology)	(a)	38,620	916,452
Gilead Sciences, Inc. (Biotechnology)		50,838	3,723,883
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	12,120	944,875
Incyte Corp. (Biotechnology)	(a)	30,605	1,743,567
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,629	650,118
Medtronic PLC (Health Care Equip. & Supplies)		44,211	3,852,989
Merck & Co., Inc. (Pharmaceuticals)		9,159	1,208,530
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	3,228	445,206
Pfizer, Inc. (Pharmaceuticals)		68,437	1,899,127
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	648	623,693
Stryker Corp. (Health Care Equip. & Supplies)		9,029	3,231,208
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		760	375,972
Zoetis, Inc. (Pharmaceuticals)		3,241	548,410
			44,018,572
Industrials–9.3%
A.O. Smith Corp. (Building Products)		5,388	482,011
AECOM (Construction & Engineering)		20,446	2,005,344
American Airlines Group, Inc. (Passenger Airlines)	(a)	33,227	510,035
Builders FirstSource, Inc. (Building Products)	(a)	2,870	598,539
Cintas Corp. (Commercial Svs. & Supplies)		4,105	2,820,258
Cummins, Inc. (Machinery)		1,382	407,206
Delta Air Lines, Inc. (Passenger Airlines)		32,790	1,569,657
Expeditors International of Washington, Inc. (Air Freight & Logistics)		11,538	1,402,675
Lockheed Martin Corp. (Aerospace & Defense)		9,713	4,418,152
Old Dominion Freight Line, Inc. (Ground Transportation)		12,994	2,849,714
Oshkosh Corp. (Machinery)		29,279	3,651,384
Parker-Hannifin Corp. (Machinery)		7,413	4,120,071
Rockwell Automation, Inc. (Electrical Equip.)		4,710	1,372,164
Snap-on, Inc. (Machinery)		4,273	1,265,748
Valmont Industries, Inc. (Construction & Engineering)		4,221	963,570
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,157	2,194,316

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Watsco, Inc. (Trading Companies & Distributors)		932	$ 402,596
Xylem, Inc. (Machinery)		8,585	1,109,525
			32,142,965
Information Technology–29.5%
Adobe, Inc. (Software)	(a)	7,412	3,740,095
Amdocs Ltd. (IT Svs.)		6,893	622,920
Apple, Inc. (Tech. Hardware, Storage & Periph.)		134,264	23,023,591
Applied Materials, Inc. (Semiconductors & Equip.)		23,223	4,789,279
Broadcom, Inc. (Semiconductors & Equip.)		473	626,919
Fortinet, Inc. (Software)	(a)	13,547	925,396
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		36,251	642,730
Intel Corp. (Semiconductors & Equip.)		11,158	492,849
Lam Research Corp. (Semiconductors & Equip.)		1,842	1,789,632
Manhattan Associates, Inc. (Software)	(a)	14,162	3,543,757
Micron Technology, Inc. (Semiconductors & Equip.)		12,591	1,484,353
Microsoft Corp. (Software)		66,610	28,024,159
NVIDIA Corp. (Semiconductors & Equip.)		23,342	21,090,898
Oracle Corp. (Software)		17,969	2,257,086
QUALCOMM, Inc. (Semiconductors & Equip.)		31,673	5,362,239
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		27,126	3,939,780
			102,355,683
Common Stocks (Continued)		Shares	Value
Materials–1.8%
Ecolab, Inc. (Chemicals)		7,251	$ 1,674,256
Louisiana-Pacific Corp. (Paper & Forest Products)		12,892	1,081,768
LyondellBasell Industries N.V. Class A (Chemicals)		12,911	1,320,537
Nucor Corp. (Metals & Mining)		11,931	2,361,145
			6,437,706
Real Estate–1.7%
Camden Property Trust (Residential REITs)		18,841	1,853,954
Equinix, Inc. (Specialized REITs)		2,448	2,020,408
Equity Residential (Residential REITs)		34,473	2,175,591
			6,049,953
Utilities–1.7%
AES Corp. / The (Ind. Power & Renewable Elec.)		87,790	1,574,075
CMS Energy Corp. (Multi-Utilities)		15,471	933,520
IDACORP, Inc. (Electric Utilities)		1,758	163,300
OGE Energy Corp. (Electric Utilities)		37,696	1,292,973
PPL Corp. (Electric Utilities)		73,422	2,021,308
			5,985,176
Total Common Stocks (Cost $261,967,006)			$342,560,721
Total Investments – 98.7% (Cost $261,967,006)	(b)		$342,560,721
Other Assets in Excess of Liabilities – 1.3%	(c)		4,490,752
Net Assets – 100.0%			$347,051,473

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $236,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	20	June 21, 2024	$5,242,983	$5,308,500	$65,517	$250
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.0%		Shares	Value
Communication Services–2.4%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$ 219,997
Bumble, Inc. Class A (Interactive Media & Svs.)	(a)	9,827	111,536
Cargurus, Inc. (Interactive Media & Svs.)	(a)	27,657	638,324
Cinemark Holdings, Inc. (Entertainment)	(a)	22,619	406,463
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	54,241
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	72,997
IDT Corp. Class B (Diversified Telecom. Svs.)		8,567	323,918
Integral Ad Science Holding Corp. (Media)	(a)	14,747	147,028
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	60,904
Paramount Global Class B (Media)		8,956	105,412
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	395,890
Yelp, Inc. (Interactive Media & Svs.)	(a)	15,775	621,535
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	26,513	304,634
			3,462,879
Consumer Discretionary–12.1%
1-800-Flowers.com, Inc. Class A (Specialty Retail)	(a)	25,190	272,808
2U, Inc. (Diversified Consumer Svs.)	(a)	27,237	10,614
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	5,893	738,570
Academy Sports & Outdoors, Inc. (Specialty Retail)		5,455	368,431
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	381,843
Adient PLC (Automobile Components)	(a)	6,443	212,103
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	4,143	394,206
Carvana Co. (Specialty Retail)	(a)	4,234	372,211
Chegg, Inc. (Diversified Consumer Svs.)	(a)	9,955	75,359
Chewy, Inc. Class A (Specialty Retail)	(a)	5,060	80,505
Dana, Inc. (Automobile Components)		48,327	613,753
Dillard's, Inc. Class A (Broadline Retail)		1,117	526,822
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	4,241	935,480
Fox Factory Holding Corp. (Automobile Components)	(a)	5,507	286,749
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	21,586	703,272
GoPro, Inc. Class A (Household Durables)	(a)	57,623	128,499
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	16,846	795,300
Installed Building Products, Inc. (Household Durables)		4,153	1,074,506
Kohl's Corp. (Broadline Retail)		11,383	331,814
Laureate Education, Inc. (Diversified Consumer Svs.)		54,352	791,909
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,438	321,917
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		3,159	340,319
Modine Manufacturing Co. (Automobile Components)	(a)	5,906	562,192
Murphy U.S.A., Inc. (Specialty Retail)		1,488	623,770
Patrick Industries, Inc. (Automobile Components)		5,880	702,483
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,867	538,308
Revolve Group, Inc. (Specialty Retail)	(a)	11,844	250,737
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	65,556
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,836	607,119
Sonic Automotive, Inc. Class A (Specialty Retail)		7,317	416,630
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,615	38,584
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		6,145	949,218
Urban Outfitters, Inc. (Specialty Retail)	(a)	11,998	520,953
Visteon Corp. (Automobile Components)	(a)	7,217	848,791
Warby Parker, Inc. Class A (Specialty Retail)	(a)	18,712	254,670
Wayfair, Inc. Class A (Specialty Retail)	(a)	7,367	500,072
Wingstop, Inc. (Hotels, Restaurants & Leisure)		2,392	876,429
			17,512,502
Common Stocks (Continued)		Shares	Value
Consumer Staples–3.4%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		6,606	$ 378,986
BellRing Brands, Inc. (Personal Care Products)	(a)	8,129	479,855
Cal-Maine Foods, Inc. (Food Products)		5,910	347,804
Central Garden & Pet Co. Class A (Household Products)	(a)	11,923	440,197
Coca-Cola Consolidated, Inc. (Beverages)		513	434,208
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	4,437	869,785
Lancaster Colony Corp. (Food Products)		3,748	778,197
MGP Ingredients, Inc. (Beverages)		6,596	568,114
Simply Good Foods Co. / The (Food Products)	(a)	5,541	188,560
Vital Farms, Inc. (Food Products)	(a)	20,905	486,041
			4,971,747
Energy–4.1%
Borr Drilling Ltd. (Energy Equip. & Svs.)		52,269	358,043
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		8,403	299,651
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		16,793	516,217
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,224	89,469
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,048	61,695
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	44,039	477,383
Liberty Energy, Inc. (Energy Equip. & Svs.)		35,505	735,664
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		28,570	741,391
Matador Resources Co. (Oil, Gas & Consumable Fuels)		7,867	525,280
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		8,632	394,482
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	22,935	536,679
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		4,492	258,604
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		4,584	327,985
SM Energy Co. (Oil, Gas & Consumable Fuels)		11,506	573,574
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	90,322
			5,986,439
Financials–5.2%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,802	540,178
Cohen & Steers, Inc. (Capital Markets)		6,162	473,796
Federal Agricultural Mortgage Corp. Class C (Financial Services)		3,007	592,018
First Financial Bankshares, Inc. (Banks)		12,534	411,241
Hamilton Lane, Inc. Class A (Capital Markets)		9,613	1,083,962
Houlihan Lokey, Inc. (Capital Markets)		5,872	752,732
Mercury General Corp. (Insurance)		10,343	533,699
Moelis & Co. Class A (Capital Markets)		7,339	416,635
Pagseguro Digital Ltd. Class A (Financial Services)	(a)	90,404	1,290,969
Reinsurance Group of America, Inc. (Insurance)		1,123	216,604
Selective Insurance Group, Inc. (Insurance)		3,048	332,750
Selectquote, Inc. (Insurance)	(a)	8,673	17,346
StoneCo Ltd. Class A (Financial Services)	(a)	54,368	903,052
			7,564,982
Health Care–22.2%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	234,638
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	22,888	73,470
Alector, Inc. (Biotechnology)	(a)	11,265	67,815
Alkermes PLC (Biotechnology)	(a)	18,733	507,102
Alto Neuroscience, Inc. (Pharmaceuticals)	(a)	28	430
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	14,395
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	15,234

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
American Well Corp. Class A (Health Care Technology)	(a)	51,120	$ 41,443
Amicus Therapeutics, Inc. (Biotechnology)	(a)	33,288	392,133
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,486	405,440
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,323	189,823
Aptinyx, Inc. (Biotechnology)		23,975	0
Arcellx, Inc. (Biotechnology)	(a)	6,355	441,990
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	250,136
Arvinas, Inc. (Pharmaceuticals)	(a)	11,258	464,730
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,765	236,211
Atrion Corp. (Health Care Equip. & Supplies)		585	271,177
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	6,017	414,993
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	3,039	242,512
Beam Therapeutics, Inc. (Biotechnology)	(a)	12,092	399,520
Beyondspring, Inc. (Biotechnology)	(a)	5,417	19,339
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	27,957	142,022
Blueprint Medicines Corp. (Biotechnology)	(a)	10,073	955,525
Bridgebio Pharma, Inc. (Biotechnology)	(a)	5,692	175,997
CareDx, Inc. (Biotechnology)	(a)	4,195	44,425
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	17,361	276,734
Cerevel Therapeutics Holdings, Inc. (Biotechnology)	(a)	3,039	128,459
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	80,136
CG Oncology, Inc. (Biotechnology)	(a)	1,802	79,108
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	62,139
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	70,586
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	14,885	577,836
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	32,545	819,809
Cytokinetics, Inc. (Biotechnology)	(a)	9,256	648,938
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	9,562	150,410
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,493	399,996
Dynavax Technologies Corp. (Biotechnology)	(a)	17,383	215,723
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	150,389
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	60,464
Ensign Group, Inc. / The (Health Care Providers & Svs.)		10,169	1,265,227
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	9,699	207,365
Evolent Health, Inc. Class A (Health Care Technology)	(a)	15,911	521,722
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	259,968
FibroGen, Inc. (Biotechnology)	(a)	7,167	16,842
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	55,398
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,764	260,618
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	23,763	490,231
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	6,731	574,491
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	15,658	636,967
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	168,941
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	10,303	841,034
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	96,097
Ideaya Biosciences, Inc. (Biotechnology)	(a)	6,828	299,613
Immunovant, Inc. (Biotechnology)	(a)	2,595	83,844
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,930	332,501
Inmode Ltd. (Health Care Equip. & Supplies)	(a)	25,644	554,167
Insmed, Inc. (Biotechnology)	(a)	14,652	397,509
Intellia Therapeutics, Inc. (Biotechnology)	(a)	9,714	267,232
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	7,727	534,708
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	224,576
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	23,824	207,507
Common Stocks (Continued)		Shares	Value
Health Care (continued)
iTeos Therapeutics, Inc. (Biotechnology)	(a)	9,073	$ 123,756
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	17,844	352,062
Krystal Biotech, Inc. (Biotechnology)	(a)	2,344	417,068
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,184	47,597
Kyverna Therapeutics, Inc. (Biotechnology)	(a)	1,028	25,536
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	8,317	517,650
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,609	90,007
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	884	236,063
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	616	248,956
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	10,935	828,326
MiNK Therapeutics, Inc. (Biotechnology)	(a)	952	865
Natera, Inc. (Biotechnology)	(a)	2,589	236,790
Neurogene, Inc. (Biotechnology)	(a)	450	22,905
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	52,923
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	8,954	261,725
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	28,491	955,588
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	26,912
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	41,546	155,798
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	130,730
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	11,688	213,657
Phreesia, Inc. (Health Care Technology)	(a)	11,187	267,705
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	7,415	538,032
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	8,041	157,523
Progyny, Inc. (Health Care Providers & Svs.)	(a)	27,989	1,067,780
Prothena Corp. PLC (Biotechnology)	(a)	8,334	206,433
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,290	386,606
REGENXBIO, Inc. (Biotechnology)	(a)	13,117	276,375
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	124,093
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	39,832
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	11,061	356,496
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	8,457	366,442
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	131,230
Sage Therapeutics, Inc. (Biotechnology)	(a)	6,247	117,069
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	18,515	12,409
Schrodinger, Inc. (Health Care Technology)	(a)	2,587	69,849
Scilex Holding Co. (Acquired January 06, 2023, Cost $66,789) (Pharmaceuticals)	(a)(b)	6,373	10,133
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	5,520
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	362
SpringWorks Therapeutics, Inc. (Biotechnology)	(a)	8,324	409,707
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,365	320,212
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,383	456,494
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	74,687
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	17,740	422,212
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	101,611
Teladoc Health, Inc. (Health Care Technology)	(a)	23,501	354,865
TG Therapeutics, Inc. (Biotechnology)	(a)	13,620	207,160
Travere Therapeutics, Inc. (Biotechnology)	(a)	23,811	183,583
Twist Bioscience Corp. (Biotechnology)	(a)	7,164	245,797
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	3,613	168,691
United Therapeutics Corp. (Biotechnology)	(a)	1,020	234,314
Vaxcyte, Inc. (Biotechnology)	(a)	9,547	652,156
Vericel Corp. (Biotechnology)	(a)	5,321	276,798
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	112,764
Viking Therapeutics, Inc. (Biotechnology)	(a)	8,903	730,046

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Xencor, Inc. (Biotechnology)	(a)	9,329	$ 206,451
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	20,456
			32,274,592
Industrials–21.4%
Albany International Corp. Class A (Machinery)		4,267	399,007
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		6,420	1,268,271
Atkore, Inc. (Electrical Equip.)		8,995	1,712,288
Boise Cascade Co. (Trading Companies & Distributors)		10,299	1,579,558
Comfort Systems U.S.A., Inc. (Construction & Engineering)		5,223	1,659,399
CSG Systems International, Inc. (Professional Svs.)		14,966	771,348
Dycom Industries, Inc. (Construction & Engineering)	(a)	5,977	857,879
EMCOR Group, Inc. (Construction & Engineering)		4,937	1,728,937
Encore Wire Corp. (Electrical Equip.)		2,415	634,614
EnerSys (Electrical Equip.)		10,246	967,837
ExlService Holdings, Inc. (Professional Svs.)	(a)	39,131	1,244,366
Flowserve Corp. (Machinery)		16,766	765,871
Fluor Corp. (Construction & Engineering)	(a)	17,143	724,806
Franklin Covey Co. (Professional Svs.)	(a)	18,952	744,056
Franklin Electric Co., Inc. (Machinery)		18,390	1,964,236
Gibraltar Industries, Inc. (Building Products)	(a)	7,546	607,679
Herc Holdings, Inc. (Trading Companies & Distributors)		5,735	965,200
Insperity, Inc. (Professional Svs.)		12,093	1,325,514
JELD-WEN Holding, Inc. (Building Products)	(a)	7,549	160,265
Kforce, Inc. (Professional Svs.)		15,644	1,103,215
Korn Ferry (Professional Svs.)		7,206	473,867
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	42,165
McGrath RentCorp (Trading Companies & Distributors)		2,826	348,644
Moog, Inc. Class A (Aerospace & Defense)		2,483	396,411
Mueller Industries, Inc. (Machinery)		13,983	754,103
MYR Group, Inc. (Construction & Engineering)	(a)	3,900	689,325
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	3,991	224,574
Oshkosh Corp. (Machinery)		3,654	455,690
Parsons Corp. (Professional Svs.)	(a)	5,196	431,008
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	55,452
Saia, Inc. (Ground Transportation)	(a)	588	343,980
Simpson Manufacturing Co., Inc. (Building Products)		4,112	843,700
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,143	236,394
Terex Corp. (Machinery)		16,098	1,036,711
UFP Industries, Inc. (Building Products)		13,919	1,712,176
Watts Water Technologies, Inc. Class A (Machinery)		3,831	814,279
Werner Enterprises, Inc. (Ground Transportation)		8,430	329,782
Xylem, Inc. (Machinery)		5,624	726,846
			31,099,453
Information Technology–24.1%
8x8, Inc. (Software)	(a)	13,109	35,394
ACI Worldwide, Inc. (Software)	(a)	21,294	707,174
Alarm.com Holdings, Inc. (Software)	(a)	7,025	509,102
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,857	246,590
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	295,705
Appfolio, Inc. Class A (Software)	(a)	2,103	518,894
Appian Corp. Class A (Software)	(a)	6,661	266,107
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	1,568	116,330
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,833	239,620
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	6,545	729,898
Bit Digital, Inc. (Software)	(a)	119,203	342,113
BlackLine, Inc. (Software)	(a)	6,296	406,596
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Box, Inc. Class A (Software)	(a)	29,007	$ 821,478
Calix, Inc. (Communications Equip.)	(a)	12,357	409,758
Ciena Corp. (Communications Equip.)	(a)	3,211	158,784
Clear Secure, Inc. Class A (Software)		10,184	216,614
CommVault Systems, Inc. (Software)	(a)	7,744	785,474
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	8,731	185,010
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,907	187,349
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,409	240,334
Domo, Inc. Class B (Software)	(a)	2,462	21,961
Envestnet, Inc. (Software)	(a)	4,458	258,163
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,797	612,376
Everbridge, Inc. (Software)	(a)	5,002	174,220
Extreme Networks, Inc. (Communications Equip.)	(a)	20,252	233,708
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,630	686,143
Fastly, Inc. Class A (IT Svs.)	(a)	17,550	227,623
Five9, Inc. (Software)	(a)	3,608	224,093
FormFactor, Inc. (Semiconductors & Equip.)	(a)	7,991	364,629
Gitlab, Inc. Class A (Software)	(a)	4,071	237,421
Hackett Group, Inc. / The (IT Svs.)		6,448	156,686
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,313	475,528
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,136	767,311
Intapp, Inc. (Software)	(a)	4,993	171,260
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,012	1,111,350
Marathon Digital Holdings, Inc. (Software)	(a)	17,063	385,283
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	249,450
MicroStrategy, Inc. Class A (Software)	(a)	1,551	2,643,772
Model N, Inc. (Software)	(a)	7,846	223,376
NETGEAR, Inc. (Communications Equip.)	(a)	7,988	125,971
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,439	919,618
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,205	804,676
Power Integrations, Inc. (Semiconductors & Equip.)		14,247	1,019,373
PROS Holdings, Inc. (Software)	(a)	9,570	347,678
Q2 Holdings, Inc. (Software)	(a)	24,118	1,267,642
Qualys, Inc. (Software)	(a)	4,453	743,072
Rambus, Inc. (Semiconductors & Equip.)	(a)	4,125	254,966
Rapid7, Inc. (Software)	(a)	12,977	636,392
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	18,221	1,132,982
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,592	947,402
Sprout Social, Inc. Class A (Software)	(a)	10,080	601,877
SPS Commerce, Inc. (Software)	(a)	3,866	714,823
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	5,210	5,262,256
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4,828	471,020
Tenable Holdings, Inc. (Software)	(a)	14,175	700,670
Varonis Systems, Inc. (Software)	(a)	26,002	1,226,514
Workiva, Inc. (Software)	(a)	9,431	799,749
Yext, Inc. (Software)	(a)	54,759	330,197
			34,949,555
Materials–2.9%
Alcoa Corp. (Metals & Mining)		10,746	363,107
Arcadium Lithium PLC (Chemicals)	(a)	62,669	270,103
Cabot Corp. (Chemicals)		10,769	992,902
Constellium SE (Metals & Mining)	(a)	28,593	632,191
H.B. Fuller Co. (Chemicals)		7,952	634,093
Ingevity Corp. (Chemicals)	(a)	4,255	202,964
Mosaic Co. / The (Chemicals)		10,472	339,921
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	197,805
Quaker Chemical Corp. (Chemicals)		1,818	373,145
Radius Recycling, Inc. (Metals & Mining)		7,765	164,074
			4,170,305
Real Estate–1.2%
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)		51,306	102,612
COPT Defense Properties (Office REITs)		16,908	408,666

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	10,682	$ 365,004
NexPoint Residential Trust, Inc. (Residential REITs)	17,140	551,737
Outfront Media, Inc. (Specialized REITs)	20,772	348,762
		1,776,781
Total Common Stocks (Cost $131,432,690)		$143,769,235

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)		6,185	$ 3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)		2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 99.0% (Cost $131,437,640)	(c)		$143,774,185
Other Assets in Excess of Liabilities – 1.0%	(d)		1,489,920
Net Assets – 100.0%			$145,264,105

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents a security deemed to be restricted. At March 31, 2024, the value of restricted securities in the Portfolio totaled $10,133, or 0.0% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $136,500 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	21	June 21, 2024	$2,200,569	$2,253,195	$52,626	$7,875
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–100.2%		Shares	Value
Communication Services–1.4%
Cable One, Inc. (Media)		936	$ 396,050
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	45,504	1,114,848
Iridium Communications, Inc. (Diversified Telecom. Svs.)		25,477	666,478
New York Times Co. / The Class A (Media)		33,659	1,454,742
Nexstar Media Group, Inc. (Media)		6,631	1,142,455
TEGNA, Inc. (Media)		40,517	605,324
TKO Group Holdings, Inc. (Entertainment)		12,323	1,064,831
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	9,459	596,295
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	60,937	976,820
			8,017,843
Consumer Discretionary–15.6%
Adient PLC (Automobile Components)	(a)	18,770	617,908
Aramark (Hotels, Restaurants & Leisure)		53,988	1,755,690
Autoliv, Inc. (Automobile Components)		15,130	1,822,106
AutoNation, Inc. (Specialty Retail)	(a)	5,335	883,369
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		14,293	962,205
Brunswick Corp. (Leisure Products)		14,155	1,366,241
Burlington Stores, Inc. (Specialty Retail)	(a)	13,153	3,053,995
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	23,978	1,086,203
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		7,575	641,451
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5,084	642,363
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		13,964	1,728,045
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		7,095	575,972
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,459	1,791,604
Dick's Sporting Goods, Inc. (Specialty Retail)		11,967	2,690,900
Five Below, Inc. (Specialty Retail)	(a)	11,353	2,059,207
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	21,922	2,841,530
Fox Factory Holding Corp. (Automobile Components)	(a)	8,718	453,946
GameStop Corp. Class A (Specialty Retail)	(a)	55,253	691,768
Gap, Inc. / The (Specialty Retail)		44,244	1,218,922
Gentex Corp. (Automobile Components)		47,981	1,733,074
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	58,327	800,830
Graham Holdings Co. Class B (Diversified Consumer Svs.)		736	565,013
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	6,080	828,157
H&R Block, Inc. (Diversified Consumer Svs.)		28,700	1,409,457
Harley-Davidson, Inc. (Automobiles)		26,070	1,140,302
Helen of Troy Ltd. (Household Durables)	(a)	4,885	562,947
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	14,660	692,099
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		9,096	1,451,904
KB Home (Household Durables)		15,117	1,071,493
Lear Corp. (Automobile Components)		11,732	1,699,732
Leggett & Platt, Inc. (Household Durables)		27,441	525,495
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	18,523	1,891,013
Lithia Motors, Inc. (Specialty Retail)		5,661	1,703,169
Macy's, Inc. (Broadline Retail)		56,378	1,126,996
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		6,795	732,025
Mattel, Inc. (Leisure Products)	(a)	72,662	1,439,434
Murphy U.S.A., Inc. (Specialty Retail)		3,901	1,635,299
Nordstrom, Inc. (Broadline Retail)		20,036	406,130
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	12,670	1,008,152
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	30,648	558,100
Penske Automotive Group, Inc. (Specialty Retail)		4,010	649,580
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	17,575	$ 1,100,722
Polaris, Inc. (Leisure Products)		10,920	1,093,310
PVH Corp. (Textiles, Apparel & Luxury Goods)		12,268	1,725,004
RH (Specialty Retail)	(a)	3,148	1,096,323
Service Corp. International (Diversified Consumer Svs.)		30,392	2,255,390
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	27,481	1,683,486
Taylor Morrison Home Corp. (Household Durables)	(a)	22,103	1,374,144
Tempur Sealy International, Inc. (Household Durables)		35,438	2,013,587
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		13,738	2,122,109
Thor Industries, Inc. (Automobiles)		10,969	1,287,102
Toll Brothers, Inc. (Household Durables)		21,453	2,775,375
TopBuild Corp. (Household Durables)	(a)	6,501	2,865,186
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		14,897	729,357
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	38,561	284,580
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	39,551	282,394
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		7,810	1,740,302
Valvoline, Inc. (Specialty Retail)	(a)	26,669	1,188,637
Visteon Corp. (Automobile Components)	(a)	5,721	672,847
Wendy's Co. / The (Hotels, Restaurants & Leisure)		34,367	647,474
Whirlpool Corp. (Household Durables)		11,314	1,353,494
Williams-Sonoma, Inc. (Specialty Retail)		13,195	4,189,808
Wingstop, Inc. (Hotels, Restaurants & Leisure)		6,051	2,217,086
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		17,066	1,309,816
YETI Holdings, Inc. (Leisure Products)	(a)	17,866	688,734
			87,210,093
Consumer Staples–4.7%
BellRing Brands, Inc. (Personal Care Products)	(a)	26,943	1,590,445
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	27,437	2,075,609
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,936	589,357
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		7,633	2,430,729
Celsius Holdings, Inc. (Beverages)	(a)	30,500	2,529,060
Coca-Cola Consolidated, Inc. (Beverages)		964	815,939
Coty, Inc. Class A (Personal Care Products)	(a)	77,339	924,975
Darling Ingredients, Inc. (Food Products)	(a)	32,816	1,526,272
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	11,418	2,238,271
Flowers Foods, Inc. (Food Products)		39,520	938,600
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	20,420	587,688
Ingredion, Inc. (Food Products)		13,412	1,567,192
Lancaster Colony Corp. (Food Products)		4,189	869,762
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	32,005	2,388,853
Pilgrim's Pride Corp. (Food Products)	(a)	8,281	284,204
Post Holdings, Inc. (Food Products)	(a)	10,360	1,101,061
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	20,892	1,347,116
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	46,527	2,511,062
			26,316,195
Energy–5.4%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		70,062	985,072
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	58,114	1,685,306
ChampionX Corp. (Energy Equip. & Svs.)		39,310	1,410,836

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		22,869	$ 2,031,453
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		8,491	1,513,436
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		17,652	1,339,963
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	31,224	740,633
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		19,947	1,218,762
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		89,124	1,113,159
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		32,089	1,937,213
Matador Resources Co. (Oil, Gas & Consumable Fuels)		22,791	1,521,755
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		29,840	1,363,688
NOV, Inc. (Energy Equip. & Svs.)		81,033	1,581,764
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		51,977	2,697,606
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		22,372	1,287,956
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		94,683	1,672,102
Range Resources Corp. (Oil, Gas & Consumable Fuels)		49,638	1,709,036
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	226,542	1,717,189
Valaris Ltd. (Energy Equip. & Svs.)	(a)	12,896	970,553
Weatherford International PLC (Energy Equip. & Svs.)	(a)	14,876	1,716,988
			30,214,470
Financials–16.2%
Affiliated Managers Group, Inc. (Capital Markets)		6,955	1,164,754
Ally Financial, Inc. (Consumer Finance)		55,842	2,266,627
American Financial Group, Inc. (Insurance)		13,419	1,831,425
Annaly Capital Management, Inc. (Mortgage REIT)		102,869	2,025,491
Associated Banc-Corp (Banks)		30,596	658,120
Bank OZK (Banks)		21,644	983,936
Brighthouse Financial, Inc. (Insurance)	(a)	13,207	680,689
Cadence Bank (Banks)		37,575	1,089,675
Carlyle Group, Inc. / The (Capital Markets)		44,530	2,088,902
CNO Financial Group, Inc. (Insurance)		22,504	618,410
Columbia Banking System, Inc. (Banks)		42,907	830,250
Commerce Bancshares, Inc. (Banks)		24,368	1,296,378
Cullen / Frost Bankers, Inc. (Banks)		13,207	1,486,712
East West Bancorp, Inc. (Banks)		28,990	2,293,399
Equitable Holdings, Inc. (Financial Services)		64,544	2,453,317
Erie Indemnity Co. Class A (Insurance)		5,131	2,060,456
Essent Group Ltd. (Financial Services)		21,927	1,304,876
Euronet Worldwide, Inc. (Financial Services)	(a)	9,013	990,799
Evercore, Inc. Class A (Capital Markets)		7,130	1,373,167
Federated Hermes, Inc. (Capital Markets)		16,808	607,105
Fidelity National Financial, Inc. (Insurance)		53,185	2,824,124
First American Financial Corp. (Insurance)		21,225	1,295,786
First Financial Bankshares, Inc. (Banks)		26,420	866,840
First Horizon Corp. (Banks)		114,942	1,770,107
FirstCash Holdings, Inc. (Consumer Finance)		7,609	970,452
FNB Corp. (Banks)		73,813	1,040,763
Glacier Bancorp, Inc. (Banks)		22,809	918,747
Hancock Whitney Corp. (Banks)		17,722	815,921
Hanover Insurance Group, Inc. / The (Insurance)		7,364	1,002,756
Home BancShares, Inc. (Banks)		38,553	947,247
Houlihan Lokey, Inc. (Capital Markets)		10,721	1,374,325
Interactive Brokers Group, Inc. Class A (Capital Markets)		22,013	2,459,072
International Bancshares Corp. (Banks)		10,978	616,305
Janus Henderson Group PLC (Capital Markets)		27,261	896,614
Jefferies Financial Group, Inc. (Capital Markets)		34,877	1,538,076
Kemper Corp. (Insurance)		12,438	770,161
Common Stocks (Continued)		Shares	Value
Financials (continued)
Kinsale Capital Group, Inc. (Insurance)		4,528	$ 2,376,023
MGIC Investment Corp. (Financial Services)		56,053	1,253,345
Morningstar, Inc. (Capital Markets)		5,358	1,652,246
New York Community Bancorp, Inc. (Banks)		148,533	478,276
Old National Bancorp (Banks)		60,201	1,048,099
Old Republic International Corp. (Insurance)		53,638	1,647,759
Pinnacle Financial Partners, Inc. (Banks)		15,645	1,343,593
Primerica, Inc. (Insurance)		7,207	1,823,083
Prosperity Bancshares, Inc. (Banks)		19,279	1,268,173
Reinsurance Group of America, Inc. (Insurance)		13,557	2,614,874
RenaissanceRe Holdings Ltd. (Insurance)		10,839	2,547,490
RLI Corp. (Insurance)		8,262	1,226,659
SEI Investments Co. (Capital Markets)		20,508	1,474,525
Selective Insurance Group, Inc. (Insurance)		12,474	1,361,787
SLM Corp. (Consumer Finance)		45,317	987,457
SouthState Corp. (Banks)		15,635	1,329,444
Starwood Property Trust, Inc. (Mortgage REIT)		61,210	1,244,399
Stifel Financial Corp. (Capital Markets)		20,981	1,640,085
Synovus Financial Corp. (Banks)		30,083	1,205,125
Texas Capital Bancshares, Inc. (Banks)	(a)	9,717	598,081
UMB Financial Corp. (Banks)		8,985	781,605
United Bankshares, Inc. (Banks)		27,691	991,061
Unum Group (Insurance)		37,396	2,006,669
Valley National Bancorp (Banks)		87,728	698,315
Voya Financial, Inc. (Financial Services)		21,188	1,566,217
Webster Financial Corp. (Banks)		35,386	1,796,547
Western Union Co. / The (Financial Services)		72,099	1,007,944
WEX, Inc. (Financial Services)	(a)	8,791	2,088,126
Wintrust Financial Corp. (Banks)		12,597	1,315,001
Zions Bancorp N.A. (Banks)		30,475	1,322,615
			90,906,407
Health Care–7.9%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	18,969	1,502,724
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	6,713	618,670
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	25,486	728,900
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	11,471	691,472
Bruker Corp. (Life Sciences Tools & Svs.)		19,076	1,791,999
Chemed Corp. (Health Care Providers & Svs.)		3,098	1,988,699
Cytokinetics, Inc. (Biotechnology)	(a)	20,170	1,414,119
Doximity, Inc. Class A (Health Care Technology)	(a)	25,129	676,221
Encompass Health Corp. (Health Care Providers & Svs.)		20,620	1,702,800
Enovis Corp. (Health Care Equip. & Supplies)	(a)	10,220	638,239
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	35,278	754,244
Exelixis, Inc. (Biotechnology)	(a)	62,368	1,479,993
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	23,731	1,272,931
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	10,447	891,651
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	27,173	1,105,398
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,650	1,440,769
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	13,991	495,981
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	12,951	1,559,559
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	14,088	876,837
LivaNova PLC (Health Care Equip. & Supplies)	(a)	11,082	619,927
Masimo Corp. (Health Care Equip. & Supplies)	(a)	9,130	1,340,740
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,797	1,938,708
Neogen Corp. (Health Care Equip. & Supplies)	(a)	40,531	639,579
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	20,469	2,823,084
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	36,437	1,222,097
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,939	1,771,826
Perrigo Co. PLC (Pharmaceuticals)		27,874	897,264
Progyny, Inc. (Health Care Providers & Svs.)	(a)	17,151	654,311

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	10,171	$ 487,598
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	40,539	522,142
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	10,681	1,964,450
Roivant Sciences Ltd. (Biotechnology)	(a)	69,455	732,056
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,590	2,471,532
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	25,580	307,216
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	20,890	2,195,748
United Therapeutics Corp. (Biotechnology)	(a)	9,667	2,220,703
			44,440,187
Industrials–22.1%
Acuity Brands, Inc. (Electrical Equip.)		6,277	1,686,818
Advanced Drainage Systems, Inc. (Building Products)		14,050	2,419,972
AECOM (Construction & Engineering)		27,981	2,744,376
AGCO Corp. (Machinery)		12,785	1,572,811
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		7,954	1,571,313
ASGN, Inc. (Professional Svs.)	(a)	9,709	1,017,115
Avis Budget Group, Inc. (Ground Transportation)		3,800	465,348
Brink's Co. / The (Commercial Svs. & Supplies)		9,267	856,085
BWX Technologies, Inc. (Aerospace & Defense)		18,825	1,931,821
CACI International, Inc. Class A (Professional Svs.)	(a)	4,584	1,736,557
Carlisle Cos., Inc. (Building Products)		9,989	3,914,190
Chart Industries, Inc. (Machinery)	(a)	8,637	1,422,687
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	10,347	2,082,955
Comfort Systems U.S.A., Inc. (Construction & Engineering)		7,325	2,327,226
Concentrix Corp. (Professional Svs.)		9,672	640,480
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	35,089	2,008,845
Crane Co. (Machinery)		10,051	1,358,192
Curtiss-Wright Corp. (Aerospace & Defense)		7,866	2,013,224
Donaldson Co., Inc. (Machinery)		24,713	1,845,567
EMCOR Group, Inc. (Construction & Engineering)		9,677	3,388,885
EnerSys (Electrical Equip.)		8,314	785,340
Esab Corp. (Machinery)		11,654	1,288,583
ExlService Holdings, Inc. (Professional Svs.)	(a)	33,925	1,078,815
Exponent, Inc. (Professional Svs.)		10,413	861,051
Flowserve Corp. (Machinery)		26,990	1,232,903
Fluor Corp. (Construction & Engineering)	(a)	35,047	1,481,787
Fortune Brands Innovations, Inc. (Building Products)		25,938	2,196,170
FTI Consulting, Inc. (Professional Svs.)	(a)	7,164	1,506,518
GATX Corp. (Trading Companies & Distributors)		7,303	978,821
Genpact Ltd. (Professional Svs.)		33,969	1,119,279
Graco, Inc. (Machinery)		34,721	3,245,025
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	24,470	1,315,507
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	26,986	211,300
Hexcel Corp. (Aerospace & Defense)		17,359	1,264,603
Insperity, Inc. (Professional Svs.)		7,287	798,728
ITT, Inc. (Machinery)		16,888	2,297,275
KBR, Inc. (Professional Svs.)		27,771	1,767,902
Kirby Corp. (Marine Transportation)	(a)	12,157	1,158,805
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		33,194	1,826,334
Landstar System, Inc. (Ground Transportation)		7,394	1,425,267
Lennox International, Inc. (Building Products)		6,587	3,219,462
Lincoln Electric Holdings, Inc. (Machinery)		11,766	3,005,507
ManpowerGroup, Inc. (Professional Svs.)		10,040	779,506
MasTec, Inc. (Construction & Engineering)	(a)	12,434	1,159,470
Maximus, Inc. (Professional Svs.)		12,554	1,053,281
MDU Resources Group, Inc. (Construction & Engineering)		41,889	1,055,603
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Middleby Corp. / The (Machinery)	(a)	11,026	$ 1,772,870
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,601	1,471,478
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		9,397	911,885
nVent Electric PLC (Electrical Equip.)		34,129	2,573,327
Oshkosh Corp. (Machinery)		13,456	1,678,098
Owens Corning (Building Products)		18,282	3,049,438
Paylocity Holding Corp. (Professional Svs.)	(a)	8,922	1,533,335
RBC Bearings, Inc. (Machinery)	(a)	5,963	1,612,097
Regal Rexnord Corp. (Electrical Equip.)		13,638	2,456,204
Ryder System, Inc. (Ground Transportation)		9,117	1,095,772
Saia, Inc. (Ground Transportation)	(a)	5,461	3,194,685
Science Applications International Corp. (Professional Svs.)		10,710	1,396,477
Sensata Technologies Holding PLC (Electrical Equip.)		31,134	1,143,863
Simpson Manufacturing Co., Inc. (Building Products)		8,778	1,801,070
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	19,032	1,003,938
Terex Corp. (Machinery)		13,782	887,561
Tetra Tech, Inc. (Commercial Svs. & Supplies)		10,998	2,031,441
Timken Co. / The (Machinery)		13,352	1,167,365
Toro Co. / The (Machinery)		21,475	1,967,754
Trex Co., Inc. (Building Products)	(a)	22,338	2,228,215
UFP Industries, Inc. (Building Products)		12,715	1,564,072
Valmont Industries, Inc. (Construction & Engineering)		4,297	980,919
Watsco, Inc. (Trading Companies & Distributors)		6,434	2,779,295
Watts Water Technologies, Inc. Class A (Machinery)		5,630	1,196,656
Werner Enterprises, Inc. (Ground Transportation)		13,051	510,555
WESCO International, Inc. (Trading Companies & Distributors)		9,036	1,547,686
Woodward, Inc. (Aerospace & Defense)		12,404	1,911,704
XPO, Inc. (Ground Transportation)	(a)	23,885	2,914,687
			123,499,756
Information Technology–9.3%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	14,699	396,285
Amkor Technology, Inc. (Semiconductors & Equip.)		21,233	684,552
Appfolio, Inc. Class A (Software)	(a)	4,205	1,037,542
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,069	1,432,993
Aspen Technology, Inc. (Software)	(a)	5,752	1,226,787
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		18,588	921,593
Belden, Inc. (Electronic Equip., Instr. & Comp.)		8,574	794,038
Blackbaud, Inc. (Software)	(a)	8,641	640,644
Ciena Corp. (Communications Equip.)	(a)	29,829	1,475,044
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	11,095	1,026,953
Cognex Corp. (Electronic Equip., Instr. & Comp.)		35,410	1,502,092
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	27,169	1,646,985
CommVault Systems, Inc. (Software)	(a)	8,981	910,943
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		9,931	614,729
Dolby Laboratories, Inc. Class A (Software)		12,238	1,025,177
Dropbox, Inc. Class A (Software)	(a)	52,698	1,280,561
Dynatrace, Inc. (Software)	(a)	49,320	2,290,421
GoDaddy, Inc. Class A (IT Svs.)	(a)	28,968	3,437,922
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,081	551,486
Kyndryl Holdings, Inc. (IT Svs.)	(a)	47,333	1,029,966
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	28,393	2,221,184
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		5,123	1,241,559
Lumentum Holdings, Inc. (Communications Equip.)	(a)	13,864	656,460

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	11,267	$ 1,077,576
Manhattan Associates, Inc. (Software)	(a)	12,664	3,168,913
MKS Instruments, Inc. (Semiconductors & Equip.)		12,932	1,719,956
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,366	1,287,356
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	10,096	1,828,184
Power Integrations, Inc. (Semiconductors & Equip.)		11,696	836,849
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	61,097	3,176,433
Qualys, Inc. (Software)	(a)	7,567	1,262,705
Rambus, Inc. (Semiconductors & Equip.)	(a)	22,115	1,366,928
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,561	942,947
Synaptics, Inc. (Semiconductors & Equip.)	(a)	8,085	788,773
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		11,734	1,327,115
Teradata Corp. (Software)	(a)	20,118	777,963
Universal Display Corp. (Semiconductors & Equip.)		8,962	1,509,649
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		25,968	588,954
Vontier Corp. (Electronic Equip., Instr. & Comp.)		31,746	1,439,998
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	25,878	763,401
			51,909,616
Materials–7.1%
Alcoa Corp. (Metals & Mining)		36,713	1,240,532
AptarGroup, Inc. (Containers & Packaging)		13,580	1,954,026
Arcadium Lithium PLC (Chemicals)	(a)	212,090	914,108
Ashland, Inc. (Chemicals)		10,305	1,003,398
Avient Corp. (Chemicals)		18,752	813,837
Axalta Coating Systems Ltd. (Chemicals)	(a)	45,272	1,556,904
Berry Global Group, Inc. (Containers & Packaging)		23,841	1,441,904
Cabot Corp. (Chemicals)		11,402	1,051,264
Chemours Co. / The (Chemicals)		30,534	801,823
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	102,500	2,330,850
Commercial Metals Co. (Metals & Mining)		23,942	1,407,071
Crown Holdings, Inc. (Containers & Packaging)		24,623	1,951,619
Eagle Materials, Inc. (Construction Materials)		7,087	1,925,892
Graphic Packaging Holding Co. (Containers & Packaging)		62,957	1,837,085
Greif, Inc. Class A (Containers & Packaging)		5,240	361,822
Knife River Corp. (Construction Materials)	(a)	11,636	943,447
Louisiana-Pacific Corp. (Paper & Forest Products)		13,203	1,107,864
MP Materials Corp. (Metals & Mining)	(a)	29,628	423,680
NewMarket Corp. (Chemicals)		1,420	901,160
Olin Corp. (Chemicals)		24,726	1,453,889
Reliance, Inc. (Metals & Mining)		11,822	3,950,676
Royal Gold, Inc. (Metals & Mining)		13,513	1,646,019
RPM International, Inc. (Chemicals)		26,510	3,153,365
Scotts Miracle-Gro Co. / The (Chemicals)		8,630	643,712
Silgan Holdings, Inc. (Containers & Packaging)		16,649	808,475
Sonoco Products Co. (Containers & Packaging)		20,150	1,165,476
United States Steel Corp. (Metals & Mining)		46,022	1,876,777
Westlake Corp. (Chemicals)		6,590	1,006,952
			39,673,627
Real Estate–7.1%
Agree Realty Corp. (Retail REITs)		20,637	1,178,785
American Homes 4 Rent Class A (Residential REITs)		65,424	2,406,295
Apartment Income REIT Corp. (Residential REITs)		29,721	965,041
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Brixmor Property Group, Inc. (Retail REITs)		61,834	$ 1,450,007
COPT Defense Properties (Office REITs)		23,081	557,868
Cousins Properties, Inc. (Office REITs)		31,220	750,529
CubeSmart (Specialized REITs)		46,255	2,091,651
EastGroup Properties, Inc. (Industrial REITs)		9,812	1,763,903
EPR Properties (Specialized REITs)		15,496	657,805
Equity LifeStyle Properties, Inc. (Residential REITs)		38,349	2,469,676
First Industrial Realty Trust, Inc. (Industrial REITs)		27,210	1,429,613
Gaming & Leisure Properties, Inc. (Specialized REITs)		54,926	2,530,441
Healthcare Realty Trust, Inc. (Health Care REITs)		78,347	1,108,610
Independence Realty Trust, Inc. (Residential REITs)		46,166	744,658
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	9,786	1,909,151
Kilroy Realty Corp. (Office REITs)		21,962	800,076
Kite Realty Group Trust (Retail REITs)		45,129	978,397
Lamar Advertising Co. Class A (Specialized REITs)		18,015	2,151,171
National Storage Affiliates Trust (Specialized REITs)		15,889	622,213
NNN REIT, Inc. (Retail REITs)		37,536	1,604,289
Omega Healthcare Investors, Inc. (Health Care REITs)		50,456	1,597,941
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		43,195	755,481
PotlatchDeltic Corp. (Specialized REITs)		16,326	767,648
Rayonier, Inc. (Specialized REITs)		28,062	932,781
Rexford Industrial Realty, Inc. (Industrial REITs)		43,352	2,180,606
Sabra Health Care REIT, Inc. (Health Care REITs)		47,563	702,505
STAG Industrial, Inc. (Industrial REITs)		37,350	1,435,734
Vornado Realty Trust (Office REITs)		32,886	946,130
W.P. Carey, Inc. (Diversified REITs)		44,982	2,538,784
			40,027,789
Utilities–3.4%
ALLETE, Inc. (Electric Utilities)		11,823	705,124
Black Hills Corp. (Multi-Utilities)		13,986	763,636
Essential Utilities, Inc. (Water Utilities)		51,721	1,916,263
IDACORP, Inc. (Electric Utilities)		10,412	967,171
National Fuel Gas Co. (Gas Utilities)		18,951	1,018,048
New Jersey Resources Corp. (Gas Utilities)		20,222	867,726
Northwestern Energy Group, Inc. (Multi-Utilities)		12,598	641,616
OGE Energy Corp. (Electric Utilities)		41,200	1,413,160
ONE Gas, Inc. (Gas Utilities)		11,407	736,094
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		11,049	731,333
PNM Resources, Inc. (Electric Utilities)		17,657	664,609
Portland General Electric Co. (Electric Utilities)		20,802	873,684
Southwest Gas Holdings, Inc. (Gas Utilities)		12,358	940,814
Spire, Inc. (Gas Utilities)		11,310	694,095
UGI Corp. (Gas Utilities)		43,106	1,057,821
Vistra Corp. (Ind. Power & Renewable Elec.)		69,137	4,815,392
			18,806,586
Total Common Stocks (Cost $452,427,813)			$561,022,569

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	05/23/2024	$100,000	$ 99,242
Total U.S. Treasury Obligations (Cost $99,244)					$99,242
Total Investments – 100.2% (Cost $452,527,057)				(c)	$561,121,811
Liabilities in Excess of Other Assets – (0.2)%				(b)	(1,227,765)
Net Assets – 100.0%					$559,894,046

Percentages are stated as a percent of net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $143,352 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	16	June 21, 2024	$4,896,392	$4,923,840	$27,448	$(24,261)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.4%		Shares	Value
Communication Services–12.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	67,379	$ 10,169,512
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	93,176	14,186,978
Electronic Arts, Inc. (Entertainment)		10,219	1,355,755
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		48,305	23,455,942
Netflix, Inc. (Entertainment)	(a)	9,075	5,511,520
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	84,645	2,934,642
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	119,537	1,372,285
Spotify Technology SA (Entertainment)	(a)	5,366	1,416,087
			60,402,721
Consumer Discretionary–15.4%
Amazon.com, Inc. (Broadline Retail)	(a)	135,799	24,495,424
AutoNation, Inc. (Specialty Retail)	(a)	13,471	2,230,528
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,545	5,605,075
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		28,545	1,921,649
D.R. Horton, Inc. (Household Durables)		16,405	2,699,443
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		7,114	3,534,804
Home Depot, Inc. / The (Specialty Retail)		20,588	7,897,557
McDonald's Corp. (Hotels, Restaurants & Leisure)		6,868	1,936,433
MercadoLibre, Inc. (Broadline Retail)	(a)	2,049	3,098,006
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	23,538	1,111,229
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,232	1,390,780
Pool Corp. (Distributors)		1,833	739,615
PulteGroup, Inc. (Household Durables)		7,771	937,338
Ross Stores, Inc. (Specialty Retail)		3,870	567,961
Starbucks Corp. (Hotels, Restaurants & Leisure)		20,355	1,860,243
Tesla, Inc. (Automobiles)	(a)	48,625	8,547,789
TJX Cos., Inc. / The (Specialty Retail)		55,462	5,624,956
Toll Brothers, Inc. (Household Durables)		12,073	1,561,884
			75,760,714
Consumer Staples–3.6%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,960	6,564,365
Kimberly-Clark Corp. (Household Products)		27,242	3,523,753
PepsiCo, Inc. (Beverages)		22,456	3,930,024
Walmart, Inc. (Consumer Staples Distribution & Retail)		64,971	3,909,305
			17,927,447
Financials–6.0%
Mastercard, Inc. Class A (Financial Services)		27,975	13,471,921
Moody's Corp. (Capital Markets)		8,226	3,233,065
Nasdaq, Inc. (Capital Markets)		14,178	894,632
Progressive Corp. / The (Insurance)		10,448	2,160,855
Visa, Inc. (Financial Services)		35,193	9,821,662
			29,582,135
Health Care–11.0%
AbbVie, Inc. (Biotechnology)		26,195	4,770,109
Amgen, Inc. (Biotechnology)		18,900	5,373,648
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	13,529	1,876,472
Elevance Health, Inc. (Health Care Providers & Svs.)		3,072	1,592,955
Eli Lilly & Co. (Pharmaceuticals)		19,240	14,967,950
Gilead Sciences, Inc. (Biotechnology)		54,590	3,998,717
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,522	821,773
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Incyte Corp. (Biotechnology)	(a)	45,775	$ 2,607,802
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,818	3,519,176
Merck & Co., Inc. (Pharmaceuticals)		20,222	2,668,293
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,843	2,047,147
Stryker Corp. (Health Care Equip. & Supplies)		10,150	3,632,381
United Therapeutics Corp. (Biotechnology)	(a)	3,191	733,037
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,027	2,981,557
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,301	961,841
Zoetis, Inc. (Pharmaceuticals)		8,813	1,491,248
			54,044,106
Industrials–6.4%
American Airlines Group, Inc. (Passenger Airlines)	(a)	89,173	1,368,806
Cintas Corp. (Commercial Svs. & Supplies)		8,544	5,869,984
EMCOR Group, Inc. (Construction & Engineering)		4,474	1,566,795
Expeditors International of Washington, Inc. (Air Freight & Logistics)		9,477	1,152,119
Lockheed Martin Corp. (Aerospace & Defense)		10,074	4,582,360
Old Dominion Freight Line, Inc. (Ground Transportation)		21,810	4,783,151
Otis Worldwide Corp. (Machinery)		12,791	1,269,763
Parker-Hannifin Corp. (Machinery)		10,476	5,822,456
Quanta Services, Inc. (Construction & Engineering)		4,734	1,229,893
Rockwell Automation, Inc. (Electrical Equip.)		3,687	1,074,134
Uber Technologies, Inc. (Ground Transportation)	(a)	14,666	1,129,135
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,706	1,735,514
			31,584,110
Information Technology–44.2%
Adobe, Inc. (Software)	(a)	13,518	6,821,183
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	47,266	8,531,040
Akamai Technologies, Inc. (IT Svs.)	(a)	5,335	580,235
Apple, Inc. (Tech. Hardware, Storage & Periph.)		275,575	47,255,601
Applied Materials, Inc. (Semiconductors & Equip.)		18,321	3,778,340
Broadcom, Inc. (Semiconductors & Equip.)		12,886	17,079,233
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	10,787	998,445
Crowdstrike Holdings, Inc. Class A (Software)	(a)	6,357	2,037,991
Datadog, Inc. Class A (Software)	(a)	12,164	1,503,470
Fortinet, Inc. (Software)	(a)	24,609	1,681,041
HubSpot, Inc. (Software)	(a)	2,052	1,285,701
Lam Research Corp. (Semiconductors & Equip.)		4,712	4,578,038
Manhattan Associates, Inc. (Software)	(a)	16,061	4,018,944
Marvell Technology, Inc. (Semiconductors & Equip.)		92,020	6,522,378
Microsoft Corp. (Software)		153,121	64,421,067
NVIDIA Corp. (Semiconductors & Equip.)		26,727	24,149,448
QUALCOMM, Inc. (Semiconductors & Equip.)		29,314	4,962,860
Salesforce, Inc. (Software)		3,938	1,186,047
ServiceNow, Inc. (Software)	(a)	3,769	2,873,486
Snowflake, Inc. Class A (IT Svs.)	(a)	5,312	858,419
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	3,414	3,448,242
Synopsys, Inc. (Software)	(a)	1,879	1,073,849
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		30,031	4,361,702
Teradata Corp. (Software)	(a)	30,388	1,175,104

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
VeriSign, Inc. (IT Svs.)	(a)	5,769	$ 1,093,283
Workday, Inc. Class A (Software)	(a)	3,459	943,442
			217,218,589
Materials–0.2%
Louisiana-Pacific Corp. (Paper & Forest Products)		11,317	949,609
Common Stocks (Continued)		Shares	Value
Real Estate–0.3%
Equinix, Inc. (Specialized REITs)		2,020	$ 1,667,167
Total Common Stocks (Cost $389,024,355)			$489,136,598
Total Investments – 99.4% (Cost $389,024,355)	(b)		$489,136,598
Other Assets in Excess of Liabilities – 0.6%	(c)		2,843,067
Net Assets – 100.0%			$491,979,665

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $177,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	10	June 21, 2024	$3,671,341	$3,695,000	$23,659	$(48,400)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–50.1%		Shares	Value
Communication Services–4.8%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	162,947	$ 24,810,310
AT&T, Inc. (Diversified Telecom. Svs.)		83,462	1,468,931
Charter Communications, Inc. Class A (Media)	(a)	1,710	496,977
Comcast Corp. Class A (Media)		108,994	4,724,890
Electronic Arts, Inc. (Entertainment)		20,073	2,663,085
Match Group, Inc. (Interactive Media & Svs.)	(a)	13,943	505,852
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		43,075	20,916,359
Netflix, Inc. (Entertainment)	(a)	9,732	5,910,536
Verizon Communications, Inc. (Diversified Telecom. Svs.)		84,972	3,565,425
Walt Disney Co. / The (Entertainment)		17,829	2,181,556
			67,243,921
Consumer Discretionary–4.7%
Amazon.com, Inc. (Broadline Retail)	(a)	120,879	21,804,154
AutoZone, Inc. (Specialty Retail)	(a)	1,496	4,714,868
Best Buy Co., Inc. (Specialty Retail)		6,213	509,652
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		941	3,413,835
Burlington Stores, Inc. (Specialty Retail)	(a)	2,450	568,866
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,492	4,336,901
Compass Group PLC – ADR (Hotels, Restaurants & Leisure)		69,296	2,038,688
Coupang, Inc. (Broadline Retail)	(a)	27,132	482,678
eBay, Inc. (Broadline Retail)		10,685	563,954
Ferrari N.V. (Automobiles)		5,200	2,266,888
Ford Motor Co. (Automobiles)		79,434	1,054,884
General Motors Co. (Automobiles)		25,375	1,150,756
Home Depot, Inc. / The (Specialty Retail)		13,867	5,319,381
Lowe's Cos., Inc. (Specialty Retail)		4,677	1,191,372
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	11,021	4,305,354
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		28,424	2,671,288
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,202	1,356,914
Ross Stores, Inc. (Specialty Retail)		5,196	762,565
TJX Cos., Inc. / The (Specialty Retail)		9,015	914,301
Tractor Supply Co. (Specialty Retail)		9,697	2,537,899
Ulta Beauty, Inc. (Specialty Retail)	(a)	3,307	1,729,164
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		15,538	2,154,344
			65,848,706
Consumer Staples–3.4%
Altria Group, Inc. (Tobacco)		56,645	2,470,855
Archer-Daniels-Midland Co. (Food Products)		14,596	916,775
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	8,892	672,680
Bunge Global SA (Food Products)		5,325	545,919
Celsius Holdings, Inc. (Beverages)	(a)	8,727	723,643
Coca-Cola Co. / The (Beverages)		51,428	3,146,365
Conagra Brands, Inc. (Food Products)		17,895	530,408
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		10,735	7,864,783
Kenvue, Inc. (Personal Care Products)		37,476	804,235
Keurig Dr Pepper, Inc. (Beverages)		78,025	2,393,027
Kimberly-Clark Corp. (Household Products)		10,876	1,406,811
Koninklijke Ahold Delhaize N.V. – ADR (Consumer Staples Distribution & Retail)		30,160	902,689
Kroger Co. / The (Consumer Staples Distribution & Retail)		28,847	1,648,029
Molson Coors Beverage Co. Class B (Beverages)		8,050	541,362
Monster Beverage Corp. (Beverages)	(a)	145,461	8,622,928
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	6,545	488,519
Philip Morris International, Inc. (Tobacco)		34,368	3,148,796
Procter & Gamble Co. / The (Household Products)		20,857	3,384,048
Sysco Corp. (Consumer Staples Distribution & Retail)		15,983	1,297,500
Target Corp. (Consumer Staples Distribution & Retail)		11,830	2,096,394
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		23,636	512,665
Walmart, Inc. (Consumer Staples Distribution & Retail)		53,609	3,225,653
			47,344,084
Energy–1.6%
Baker Hughes Co. (Energy Equip. & Svs.)		24,026	804,871
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		3,238	522,225
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6,113	543,018
Chevron Corp. (Oil, Gas & Consumable Fuels)		19,030	3,001,792
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		16,007	803,231
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		10,044	1,284,025

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		32,299	$ 3,754,436
Halliburton Co. (Energy Equip. & Svs.)		19,802	780,595
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		42,534	780,074
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		20,721	587,233
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,981	1,809,671
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		10,230	530,937
Phillips 66 (Oil, Gas & Consumable Fuels)		10,626	1,735,651
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		59,863	4,013,215
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,947	1,697,853
			22,648,827
Financials–6.7%
Ally Financial, Inc. (Consumer Finance)		13,584	551,375
American Financial Group, Inc. (Insurance)		8,683	1,185,056
Ameriprise Financial, Inc. (Capital Markets)		3,167	1,388,539
Ares Management Corp. Class A (Capital Markets)		9,468	1,259,055
Assurant, Inc. (Insurance)		2,769	521,237
Bank of America Corp. (Banks)		59,215	2,245,433
Bank of New York Mellon Corp. / The (Capital Markets)		26,759	1,541,854
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	12,716	5,347,332
Capital One Financial Corp. (Consumer Finance)		15,782	2,349,782
CBOE Global Markets, Inc. (Capital Markets)		9,219	1,693,807
Charles Schwab Corp. / The (Capital Markets)		33,823	2,446,756
Cincinnati Financial Corp. (Insurance)		4,438	551,066
Citizens Financial Group, Inc. (Banks)		16,008	580,930
CME Group, Inc. (Capital Markets)		9,434	2,031,046
Corpay, Inc. (Financial Services)	(a)	4,477	1,381,334
Everest Group Ltd. (Insurance)		7,857	3,123,157
FactSet Research Systems, Inc. (Capital Markets)		2,678	1,216,856
Fiserv, Inc. (Financial Services)	(a)	23,120	3,695,038
Global Payments, Inc. (Financial Services)		11,070	1,479,616
Jack Henry & Associates, Inc. (Financial Services)		2,901	503,991
JPMorgan Chase & Co. (Banks)		33,213	6,652,564
Loews Corp. (Insurance)		6,688	523,604
LPL Financial Holdings, Inc. (Capital Markets)		4,648	1,228,002
M&T Bank Corp. (Banks)		9,834	1,430,257
Markel Group, Inc. (Insurance)	(a)	896	1,363,246
Marsh & McLennan Cos., Inc. (Insurance)		14,127	2,909,879
Mastercard, Inc. Class A (Financial Services)		4,478	2,156,470
MSCI, Inc. (Capital Markets)		7,844	4,396,170
Nasdaq, Inc. (Capital Markets)		23,824	1,503,294
Northern Trust Corp. (Capital Markets)		6,174	548,992
PayPal Holdings, Inc. (Financial Services)	(a)	30,973	2,074,881
PNC Financial Services Group, Inc. / The (Banks)		15,059	2,433,534
Progressive Corp. / The (Insurance)		9,950	2,057,859
Reinsurance Group of America, Inc. (Insurance)		9,160	1,766,781
RenaissanceRe Holdings Ltd. (Insurance)		2,239	526,232
S&P Global, Inc. (Capital Markets)		2,973	1,264,863
State Street Corp. (Capital Markets)		18,425	1,424,621
Synchrony Financial (Consumer Finance)		12,167	524,641
T. Rowe Price Group, Inc. (Capital Markets)		12,256	1,494,252
Truist Financial Corp. (Banks)		60,940	2,375,441
Unum Group (Insurance)		10,162	545,293
Visa, Inc. (Financial Services)		59,926	16,724,148
Willis Towers Watson PLC (Insurance)		7,217	1,984,675
			93,002,959
Health Care–8.7%
AbbVie, Inc. (Biotechnology)		28,990	5,279,079
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	5,028	1,648,782
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	20,393	521,449
Baxter International, Inc. (Health Care Equip. & Supplies)		15,795	675,078
Becton Dickinson & Co. (Health Care Equip. & Supplies)		7,984	1,975,641
Biogen, Inc. (Biotechnology)	(a)	3,318	715,460
Bristol-Myers Squibb Co. (Pharmaceuticals)		59,712	3,238,182
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,595	626,081
Cencora, Inc. (Health Care Providers & Svs.)		7,705	1,872,238
Centene Corp. (Health Care Providers & Svs.)	(a)	10,118	794,061
Cigna Group / The (Health Care Providers & Svs.)		11,464	4,163,610
CVS Health Corp. (Health Care Providers & Svs.)		27,714	2,210,469

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	55,608	$ 5,313,901
Elevance Health, Inc. (Health Care Providers & Svs.)		100	51,854
Eli Lilly & Co. (Pharmaceuticals)		14,317	11,138,053
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		8,160	741,826
Genmab A/S – ADR (Biotechnology)	(a)	48,287	1,444,264
Gilead Sciences, Inc. (Biotechnology)		48,215	3,531,749
Humana, Inc. (Health Care Providers & Svs.)		2,115	733,313
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	11,301	6,101,749
Incyte Corp. (Biotechnology)	(a)	8,610	490,512
Insulet Corp. (Health Care Equip. & Supplies)	(a)	3,064	525,170
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	19,023	7,591,889
Johnson & Johnson (Pharmaceuticals)		10,711	1,694,373
McKesson Corp. (Health Care Providers & Svs.)		10,110	5,427,554
Medtronic PLC (Health Care Equip. & Supplies)		45,048	3,925,933
Merck & Co., Inc. (Pharmaceuticals)		49,531	6,535,615
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,360	1,810,554
ResMed, Inc. (Health Care Equip. & Supplies)		3,204	634,488
Royalty Pharma PLC Class A (Pharmaceuticals)		16,562	502,988
Teleflex, Inc. (Health Care Equip. & Supplies)		2,255	510,013
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,376	799,745
United Therapeutics Corp. (Biotechnology)	(a)	2,227	511,586
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		29,772	14,728,208
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	20,422	4,731,573
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	22,390	9,359,244
Waters Corp. (Life Sciences Tools & Svs.)	(a)	5,265	1,812,371
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		5,501	726,022
Zoetis, Inc. (Pharmaceuticals)		35,759	6,050,780
			121,145,457
Industrials–4.4%
AECOM (Construction & Engineering)		14,249	1,397,542
Allegion PLC (Building Products)		3,944	531,296
American Airlines Group, Inc. (Passenger Airlines)	(a)	32,047	491,921
AMETEK, Inc. (Electrical Equip.)		9,453	1,728,954
Automatic Data Processing, Inc. (Professional Svs.)		7,852	1,960,959
Carrier Global Corp. (Building Products)		30,868	1,794,357
CNH Industrial N.V. (Machinery)		42,050	544,968
Copart, Inc. (Commercial Svs. & Supplies)	(a)	121,345	7,028,302
CSX Corp. (Ground Transportation)		49,406	1,831,480
Deere & Co. (Machinery)		5,121	2,103,400
Eaton Corp. PLC (Electrical Equip.)		2,766	864,873
Experian PLC – ADR (Professional Svs.)		44,584	1,941,187
FedEx Corp. (Air Freight & Logistics)		7,247	2,099,746
Ferguson PLC (Trading Companies & Distributors)		3,758	820,860
Fortune Brands Innovations, Inc. (Building Products)		6,178	523,091
Genpact Ltd. (Professional Svs.)		63,301	2,085,768
Honeywell International, Inc. (Industrial Conglomerates)		11,232	2,305,368
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,723	502,203
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,436	485,373
Jacobs Solutions, Inc. (Professional Svs.)		4,301	661,193
Johnson Controls International PLC (Building Products)		13,208	862,747
L3Harris Technologies, Inc. (Aerospace & Defense)		12,380	2,638,178
Lockheed Martin Corp. (Aerospace & Defense)		4,224	1,921,371
Masco Corp. (Building Products)		6,546	516,348
Old Dominion Freight Line, Inc. (Ground Transportation)		6,844	1,500,958
Otis Worldwide Corp. (Machinery)		41,608	4,130,426
Owens Corning (Building Products)		3,368	561,782
Paychex, Inc. (Professional Svs.)		16,901	2,075,443
Paycom Software, Inc. (Professional Svs.)		2,761	549,467
RELX PLC – ADR (Professional Svs.)		22,764	985,454
RTX Corp. (Aerospace & Defense)		25,547	2,491,599
Snap-on, Inc. (Machinery)		1,823	540,009
Stanley Black & Decker, Inc. (Machinery)		5,678	556,047
Trex Co., Inc. (Building Products)	(a)	15,479	1,544,030
Uber Technologies, Inc. (Ground Transportation)	(a)	22,754	1,751,830
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	11,046	528,882
United Parcel Service, Inc. Class B (Air Freight & Logistics)		13,473	2,002,492

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Veralto Corp. (Commercial Svs. & Supplies)		7,341	$ 650,853
Verisk Analytics, Inc. (Professional Svs.)		13,610	3,208,285
			60,719,042
Information Technology–12.7%
Adobe, Inc. (Software)	(a)	13,790	6,958,434
Amdocs Ltd. (IT Svs.)		32,103	2,901,148
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		10,097	1,164,689
Analog Devices, Inc. (Semiconductors & Equip.)		6,905	1,365,740
Apple, Inc. (Tech. Hardware, Storage & Periph.)		51,362	8,807,556
Applied Materials, Inc. (Semiconductors & Equip.)		8,921	1,839,778
Arista Networks, Inc. (Communications Equip.)	(a)	20,791	6,028,974
ASML Holding N.V. (Semiconductors & Equip.)		1,889	1,833,218
Autodesk, Inc. (Software)	(a)	4,061	1,057,566
Bentley Systems, Inc. Class B (Software)		9,782	510,816
Broadcom, Inc. (Semiconductors & Equip.)		7,393	9,798,756
Cadence Design Systems, Inc. (Software)	(a)	6,836	2,127,910
Cisco Systems, Inc. (Communications Equip.)		65,611	3,274,645
Crowdstrike Holdings, Inc. Class A (Software)	(a)	7,305	2,341,910
DocuSign, Inc. (Software)	(a)	9,433	561,735
Dynatrace, Inc. (Software)	(a)	10,141	470,948
Entegris, Inc. (Semiconductors & Equip.)		8,859	1,245,044
EPAM Systems, Inc. (IT Svs.)	(a)	3,428	946,676
Fortinet, Inc. (Software)	(a)	57,161	3,904,668
Gen Digital, Inc. (Software)		142,869	3,200,266
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		45,640	809,197
HP, Inc. (Tech. Hardware, Storage & Periph.)		38,029	1,149,236
Intuit, Inc. (Software)		5,735	3,727,750
Manhattan Associates, Inc. (Software)	(a)	8,658	2,166,491
Microchip Technology, Inc. (Semiconductors & Equip.)		22,984	2,061,895
Microsoft Corp. (Software)		111,934	47,092,872
Motorola Solutions, Inc. (Communications Equip.)		16,020	5,686,780
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		11,402	1,196,868
Nice Ltd. – ADR (Software)	(a)	3,896	1,015,376
NVIDIA Corp. (Semiconductors & Equip.)		25,764	23,279,320
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	14,675	1,079,346
Oracle Corp. (Software)		29,505	3,706,123
QUALCOMM, Inc. (Semiconductors & Equip.)		38,353	6,493,163
Roper Technologies, Inc. (Software)		3,599	2,018,463
ServiceNow, Inc. (Software)	(a)	5,434	4,142,882
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,789	518,744
Synopsys, Inc. (Software)	(a)	3,591	2,052,256
Texas Instruments, Inc. (Semiconductors & Equip.)		16,590	2,890,144
Twilio, Inc. Class A (IT Svs.)	(a)	8,432	515,617
Tyler Technologies, Inc. (Software)	(a)	1,080	459,011
VeriSign, Inc. (IT Svs.)	(a)	16,852	3,193,622
Zoom Video Communications, Inc. Class A (Software)	(a)	14,797	967,280
			176,562,913
Materials–1.1%
Air Products & Chemicals, Inc. (Chemicals)		9,272	2,246,327
Amcor PLC (Containers & Packaging)		55,463	527,453
Ball Corp. (Containers & Packaging)		10,530	709,301
Celanese Corp. (Chemicals)		3,307	568,341
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	24,158	549,353
Eastman Chemical Co. (Chemicals)		5,778	579,071
Freeport-McMoRan, Inc. (Metals & Mining)		57,780	2,716,816
International Paper Co. (Containers & Packaging)		14,211	554,513
LyondellBasell Industries N.V. Class A (Chemicals)		7,244	740,916
Mosaic Co. / The (Chemicals)		16,234	526,956
PPG Industries, Inc. (Chemicals)		5,141	744,931
Sherwin-Williams Co. / The (Chemicals)		11,802	4,099,189
			14,563,167
Real Estate–0.9%
Boston Properties, Inc. (Office REITs)		9,593	626,519
Camden Property Trust (Residential REITs)		6,316	621,494
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	15,236	1,481,549
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	15,832	1,529,371
Crown Castle, Inc. (Specialized REITs)		8,413	890,348

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
First Industrial Realty Trust, Inc. (Industrial REITs)	17,730	$ 931,534
Gaming & Leisure Properties, Inc. (Specialized REITs)	13,734	632,725
Kimco Realty Corp. (Retail REITs)	32,131	630,089
Mid-America Apartment Communities, Inc. (Residential REITs)	5,114	672,900
Public Storage (Specialized REITs)	5,297	1,536,448
Rexford Industrial Realty, Inc. (Industrial REITs)	11,899	598,520
UDR, Inc. (Residential REITs)	17,132	640,908
VICI Properties, Inc. (Specialized REITs)	50,367	1,500,433
		12,292,838
Utilities–1.1%
Ameren Corp. (Multi-Utilities)	9,665	714,824
American Electric Power Co., Inc. (Electric Utilities)	36,234	3,119,748
CenterPoint Energy, Inc. (Multi-Utilities)	72,368	2,061,764
Consolidated Edison, Inc. (Multi-Utilities)	15,632	1,419,542
Dominion Energy, Inc. (Multi-Utilities)	29,917	1,471,617
Entergy Corp. (Electric Utilities)	12,822	1,355,029
Evergy, Inc. (Electric Utilities)	10,269	548,159
NextEra Energy, Inc. (Electric Utilities)	25,890	1,654,630
NiSource, Inc. (Multi-Utilities)	19,282	533,340
Sempra (Multi-Utilities)	30,005	2,155,259
Xcel Energy, Inc. (Electric Utilities)	14,992	805,820
		15,839,732
Total Common Stocks (Cost $555,141,267)		$697,211,646

U.S. Treasury Obligations–17.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	05/23/2024	$12,714,700	$ 12,618,299
U.S. Treasury Bill		0.000%	07/25/2024	11,774,500	11,580,812
U.S. Treasury Bill		0.000%	09/12/2024	1,624,100	1,586,352
U.S. Treasury Inflation Indexed Bond		0.250%	07/15/2029	7,019,564	6,472,239
U.S. Treasury Note		2.250%	11/15/2024	1,865,000	1,831,197
U.S. Treasury Note		4.125%	10/31/2027	2,729,700	2,708,054
U.S. Treasury Note		3.875%	11/30/2027	1,514,800	1,490,303
U.S. Treasury Note		3.625%	03/31/2028	1,822,600	1,776,750
U.S. Treasury Note		3.500%	04/30/2028	2,972,000	2,882,956
U.S. Treasury Note		3.625%	05/31/2028	16,409,600	15,993,591
U.S. Treasury Note		4.125%	07/31/2028	17,700,400	17,589,773
U.S. Treasury Note		4.625%	09/30/2028	1,960,700	1,988,962
U.S. Treasury Note		4.875%	10/31/2028	3,607,400	3,698,008
U.S. Treasury Note		4.375%	11/30/2028	3,234,200	3,251,255
U.S. Treasury Note		4.000%	01/31/2029	1,079,600	1,068,467
U.S. Treasury Note		4.250%	02/28/2029	2,173,700	2,176,587
U.S. Treasury Note	(b)	1.875%	02/15/2032	37,869,800	31,985,188
U.S. Treasury Note		3.500%	02/15/2033	1,301,800	1,232,896
U.S. Treasury Note		3.375%	05/15/2033	26,500,000	24,825,117
U.S. Treasury Note		3.875%	08/15/2033	20,764,300	20,212,748
U.S. Treasury Note		4.500%	11/15/2033	1,168,100	1,194,017
U.S. Treasury Note		4.000%	02/15/2034	5,997,900	5,898,560
U.S. Treasury Note		3.250%	05/15/2042	23,856,400	20,278,872
U.S. Treasury Note		4.000%	11/15/2042	4,422,000	4,165,317
U.S. Treasury Note		3.875%	05/15/2043	5,624,900	5,191,387
U.S. Treasury Note		4.375%	08/15/2043	2,998,200	2,962,596
U.S. Treasury Note		4.750%	11/15/2043	4,140,100	4,294,707
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	831,411
U.S. Treasury Note		2.375%	11/15/2049	338,600	231,928
U.S. Treasury Note		1.250%	05/15/2050	3,709,900	1,897,411
U.S. Treasury Note		2.375%	05/15/2051	338,200	229,593
U.S. Treasury Note		2.250%	02/15/2052	15,250,700	10,031,505
U.S. Treasury Note		2.875%	05/15/2052	1,371,700	1,037,884
U.S. Treasury Note		4.125%	08/15/2053	9,642,900	9,267,731
U.S. Treasury Note		4.750%	11/15/2053	1,377,600	1,470,588
U.S. Treasury Note		4.250%	02/15/2054	2,064,600	2,030,405
Total U.S. Treasury Obligations (Cost $248,910,825)					$237,983,466

Corporate Bonds–12.5%	Rate	Maturity	Face Amount	Value
Communication Services–0.6%
AT&T, Inc. (Diversified Telecom. Svs.)	2.250%	02/01/2032	$ 17,000	$ 13,816
AT&T, Inc. (Diversified Telecom. Svs.)	2.550%	12/01/2033	279,000	223,472

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
AT&T, Inc. (Diversified Telecom. Svs.)		5.400%	02/15/2034	$ 392,000	$ 397,142
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	05/15/2035	280,000	261,531
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	500,431
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.384%	10/23/2035	858,000	847,943
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	57,463
Cox Communications, Inc. (Diversified Telecom. Svs.)	(c)	5.700%	06/15/2033	282,000	285,367
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	63,013
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	29,404
DISH DBS Corp. (Media)	(c)	5.250%	12/01/2026	1,021,000	803,944
DISH DBS Corp. (Media)	(c)	5.750%	12/01/2028	158,000	108,586
Globo Comunicacao e Participacoes SA (Media)		4.875%	01/22/2030	794,000	694,104
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(c)	3.875%	11/15/2029	309,000	170,420
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	410,000	414,999
Tencent Holdings Ltd. (Interactive Media & Svs.)	(c)	3.240%	06/03/2050	201,000	136,738
Time Warner Cable LLC (Media)		7.300%	07/01/2038	811,000	819,237
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	66,493
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	192,000	179,862
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.150%	04/15/2034	578,000	576,065
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.550%	03/21/2031	402,000	343,437
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	619,000	591,958
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	1,122,000	1,002,214
					8,587,639
Consumer Discretionary–1.4%
Alibaba Group Holding Ltd. (Broadline Retail)		2.125%	02/09/2031	200,000	166,222
Alibaba Group Holding Ltd. (Broadline Retail)		4.500%	11/28/2034	271,000	255,958
Bath & Body Works, Inc. (Specialty Retail)	(c)	6.625%	10/01/2030	995,000	1,016,391
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	1,302,000	1,285,925
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(c)	7.000%	02/15/2030	235,000	241,224
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	985,056
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,007,000	837,628
Ford Motor Co. (Automobiles)		6.100%	08/19/2032	138,000	139,837
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	79,665
Gohl Capital Ltd. (Hotels, Restaurants & Leisure)		4.250%	01/24/2027	518,000	498,146
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,467,201
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(c)	5.875%	04/01/2029	291,000	291,483
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(c)	6.125%	04/01/2032	168,000	168,715
Jaguar Land Rover Automotive PLC (Automobiles)	(c)	5.500%	07/15/2029	1,227,000	1,180,861
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	1,829,000	1,664,598
LKQ Corp. (Distributors)		5.750%	06/15/2028	520,000	529,195
LKQ Corp. (Distributors)		6.250%	06/15/2033	305,000	317,578
M.D.C. Holdings, Inc. (Household Durables)		2.500%	01/15/2031	898,000	773,077
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,266,466
Mattel, Inc. (Leisure Products)	(c)	3.375%	04/01/2026	128,000	122,416
Mattel, Inc. (Leisure Products)	(c)	5.875%	12/15/2027	1,578,000	1,584,135
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	260,746
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,532,702
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	68,348
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,168,250
Nissan Motor Co. Ltd. (Automobiles)	(c)	4.345%	09/17/2027	430,000	408,785
Prosus N.V. (Broadline Retail)	(c)	3.257%	01/19/2027	629,000	582,855
Prosus N.V. (Broadline Retail)		3.061%	07/13/2031	207,000	168,482
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	276,851
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(c)	8.250%	01/15/2029	416,000	440,395
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7.700%	11/27/2030	104,000	110,907
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(c)	5.625%	08/26/2028	292,000	276,765
					20,166,863
Consumer Staples–0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	3.500%	03/15/2029	156,000	140,023
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(c)	4.875%	02/15/2030	971,000	923,836
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(c)	2.950%	01/25/2030	77,000	69,333
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,756,410
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	999,680
B.A.T. Capital Corp. (Tobacco)		7.750%	10/19/2032	189,000	213,279
B.A.T. Capital Corp. (Tobacco)		6.421%	08/02/2033	349,000	365,079
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	111,282

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Cargill, Inc. (Food Products)	(c)	2.125%	04/23/2030	$ 1,301,000	$ 1,113,142
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,333,037
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	171,101
General Mills, Inc. (Food Products)		4.700%	01/30/2027	330,000	327,172
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS Luxembourg SARL (Food Products)	(c)	6.750%	03/15/2034	602,000	632,535
MARB BondCo PLC (Food Products)		3.950%	01/29/2031	613,000	505,517
Mars, Inc. (Food Products)	(c)	2.700%	04/01/2025	113,000	110,210
Mondelez International Holdings Netherlands B.V. (Food Products)	(c)	2.250%	09/19/2024	249,000	244,983
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	16,899
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	54,671
Philip Morris International, Inc. (Tobacco)		5.000%	11/17/2025	602,000	600,436
Philip Morris International, Inc. (Tobacco)		4.875%	02/13/2026	496,000	494,021
Philip Morris International, Inc. (Tobacco)		5.625%	11/17/2029	109,000	112,256
Philip Morris International, Inc. (Tobacco)		5.375%	02/15/2033	999,000	1,007,208
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	901,441
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	62,600
Sysco Corp. (Consumer Staples Distribution & Retail)		2.400%	02/15/2030	72,000	62,300
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	391,000	396,157
					12,724,608
Energy–1.3%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,850,000	1,712,938
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		4.893%	09/11/2033	571,000	567,022
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	1,333,000	889,931
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.850%	02/01/2035	860,000	868,539
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	518,104
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	5.750%	01/15/2031	1,132,000	1,125,257
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(c)	2.875%	04/01/2032	654,000	533,005
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	187,952
Ecopetrol SA (Oil, Gas & Consumable Fuels)		8.625%	01/19/2029	575,000	609,476
EQT Corp. (Oil, Gas & Consumable Fuels)	(c)	3.625%	05/15/2031	1,224,000	1,077,254
EQT Corp. (Oil, Gas & Consumable Fuels)		5.750%	02/01/2034	47,000	46,845
GNL Quintero SA (Oil, Gas & Consumable Fuels)		4.634%	07/31/2029	581,186	568,008
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,770,810
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.800%	03/15/2032	1,575,000	1,696,933
Oleoducto Central SA (Oil, Gas & Consumable Fuels)	(c)	4.000%	07/14/2027	207,000	193,256
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	975,000	1,008,824
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	134,465
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.100%	11/15/2032	37,000	38,765
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.375%	11/01/2031	985,000	1,079,271
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	1,561,000	1,689,993
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	7.500%	01/15/2028	636,000	672,682
Var Energi ASA (Oil, Gas & Consumable Fuels)	(c)	8.000%	11/15/2032	784,000	877,578
					17,866,908
Financials–4.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		6.500%	07/15/2025	271,000	273,613
AIB Group PLC (Rate is fixed until 04/10/2024, at which point, the rate becomes QL + 187) (Banks)	(c)(d)	4.263%	04/10/2025	448,000	447,753
AIB Group PLC (Rate is fixed until 10/14/2025, at which point, the rate becomes SOFR + 346) (Banks)	(c)(d)	7.583%	10/14/2026	755,000	774,647
AIB Group PLC (Rate is fixed until 09/13/2028, at which point, the rate becomes SOFR + 233) (Banks)	(c)(d)	6.608%	09/13/2029	324,000	337,759
Ally Financial, Inc. (Rate is fixed until 06/13/2028, at which point, the rate becomes SOFR + 326) (Consumer Finance)	(d)	6.992%	06/13/2029	573,000	594,038
American Express Co. (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 100) (Consumer Finance)	(d)	5.098%	02/16/2028	1,190,000	1,188,164
Argentum Netherlands B.V. for Swiss Re Ltd. (Rate is fixed until 08/15/2025, at which point, the rate becomes QL + 359) (Insurance)	(d)	5.750%	08/15/2050	1,500,000	1,485,360
Aviation Capital Group LLC (Financial Services)	(c)	5.500%	12/15/2024	114,000	113,565
Aviation Capital Group LLC (Financial Services)	(c)	4.125%	08/01/2025	3,000	2,921
Aviation Capital Group LLC (Financial Services)	(c)	4.875%	10/01/2025	57,000	55,944
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	01/30/2026	181,000	168,942
Aviation Capital Group LLC (Financial Services)	(c)	1.950%	09/20/2026	2,008,000	1,834,782
Aviation Capital Group LLC (Financial Services)	(c)	3.500%	11/01/2027	50,000	46,531
Aviation Capital Group LLC (Financial Services)	(c)	6.375%	07/15/2030	70,000	72,060
Banco Bilbao Vizcaya Argentaria SA (Banks)		5.381%	03/13/2029	400,000	403,553
Banco de Credito del Peru SA (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(c)(d)	3.125%	07/01/2030	244,000	233,664
Banco Santander SA (Rate is fixed until 11/21/2033, at which point, the rate becomes H15T5Y + 530) (Banks)	(d)	9.625%	Perpetual	400,000	440,583

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(d)	4.175%	03/24/2028	$ 1,800,000	$ 1,734,945
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes TSFR3M + 133) (Banks)	(d)	3.970%	03/05/2029	177,000	169,192
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,441,000	1,242,354
Bank of America Corp. (Rate is fixed until 02/04/2032, at which point, the rate becomes SOFR + 133) (Banks)	(d)	2.972%	02/04/2033	28,000	23,812
Bank of Ireland Group PLC (Rate is fixed until 09/16/2025, at which point, the rate becomes H15T1Y + 265) (Banks)	(c)(d)	6.253%	09/16/2026	354,000	356,039
Bank of Ireland Group PLC (Rate is fixed until 03/20/2029, at which point, the rate becomes SOFR + 162) (Banks)	(c)(d)	5.601%	03/20/2030	280,000	279,653
Barclays PLC (Rate is fixed until 03/12/2027, at which point, the rate becomes SOFR + 149) (Banks)	(d)	5.674%	03/12/2028	275,000	275,978
Barclays PLC (Rate is fixed until 05/09/2033, at which point, the rate becomes SOFR + 298) (Banks)	(d)	6.224%	05/09/2034	453,000	467,223
BNP Paribas SA (Rate is fixed until 02/25/2031, at which point, the rate becomes H15T5Y + 334) (Banks)	(d)	4.625%	Perpetual	229,000	188,908
BNP Paribas SA (Rate is fixed until 08/19/2025, at which point, the rate becomes USSW5 + 515) (Banks)	(d)	7.375%	Perpetual	200,000	200,474
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes TSFR3M + 137) (Banks)	(c)(d)	2.819%	11/19/2025	2,170,000	2,128,120
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(c)(d)	3.052%	01/13/2031	333,000	292,965
BPCE SA (Rate is fixed until 01/18/2034, at which point, the rate becomes H15T1Y + 279) (Banks)	(c)(d)	6.508%	01/18/2035	1,193,000	1,212,604
CaixaBank SA (Rate is fixed until 09/13/2026, at which point, the rate becomes SOFR + 208) (Banks)	(c)(d)	6.684%	09/13/2027	696,000	711,085
CaixaBank SA (Rate is fixed until 06/15/2034, at which point, the rate becomes SOFR + 226) (Banks)	(c)(d)	6.037%	06/15/2035	467,000	471,159
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(d)	3.273%	03/01/2030	1,651,000	1,487,309
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes TSFR3M + 145) (Banks)	(d)	4.075%	04/23/2029	212,000	202,967
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(d)	2.561%	05/01/2032	1,506,000	1,256,010
Cloverie PLC for Zurich Insurance Co. Ltd. (Rate is fixed until 06/24/2026, at which point, the rate becomes QL + 492) (Insurance)	(d)	5.625%	06/24/2046	1,116,000	1,110,420
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Banks)	(c)(d)	5.564%	02/28/2029	1,027,000	1,033,254
Cooperatieve Rabobank UA (Rate is fixed until 04/10/2024, at which point, the rate becomes USSW5 + 189) (Banks)	(d)	4.000%	04/10/2029	1,000,000	999,308
Credit Agricole SA (Rate is fixed until 01/10/2034, at which point, the rate becomes SOFR + 267) (Banks)	(c)(d)	6.251%	01/10/2035	967,000	982,884
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(c)(d)	4.298%	04/01/2028	1,829,000	1,764,791
Deutsche Bank AG (Rate is fixed until 07/13/2026, at which point, the rate becomes SOFR + 252) (Capital Markets)	(d)	7.146%	07/13/2027	396,000	406,974
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Capital Markets)	(d)	2.552%	01/07/2028	204,000	187,309
Deutsche Bank AG (Capital Markets) (Rate is fixed until 07/14/2025, at which point, the rate becomes SOFR + 319) (Capital Markets)	(d)	6.119%	07/14/2026	256,000	256,968
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	749,000	698,170
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,213,009
Global Payments, Inc. (Financial Services)		3.200%	08/15/2029	75,000	67,383
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(d)	2.615%	04/22/2032	1,344,000	1,127,955
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/21/2031, at which point, the rate becomes SOFR + 126) (Capital Markets)	(d)	2.650%	10/21/2032	94,000	78,210
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	3.050%	02/14/2027	912,000	852,160
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(c)	6.500%	03/10/2028	153,000	157,037
HSBC Holdings PLC (Rate is fixed until 11/03/2025, at which point, the rate becomes SOFR + 303) (Banks)	(d)	7.336%	11/03/2026	371,000	381,696
HSBC Holdings PLC (Rate is fixed until 03/13/2027, at which point, the rate becomes TSFR3M + 181) (Banks)	(d)	4.041%	03/13/2028	265,000	255,464
HSBC Holdings PLC (Rate is fixed until 11/03/2027, at which point, the rate becomes SOFR + 335) (Banks)	(d)	7.390%	11/03/2028	682,000	725,589
HSBC Holdings PLC (Rate is fixed until 05/24/2031, at which point, the rate becomes SOFR + 119) (Banks)	(d)	2.804%	05/24/2032	334,000	280,190
HSBC Holdings PLC (Rate is fixed until 11/03/2032, at which point, the rate becomes SOFR + 425) (Banks)	(d)	8.113%	11/03/2033	781,000	894,188
Hyundai Capital America (Consumer Finance)	(c)	5.250%	01/08/2027	279,000	278,749
Hyundai Capital America (Consumer Finance)	(c)	5.300%	03/19/2027	257,000	257,046
Hyundai Capital America (Consumer Finance)	(c)	6.100%	09/21/2028	621,000	639,756

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
ING Groep N.V. (Rate is fixed until 09/11/2026, at which point, the rate becomes SOFR + 156) (Banks)	(d)	6.083%	09/11/2027	$ 858,000	$ 868,596
Intesa Sanpaolo SpA (Banks)	(c)	7.200%	11/28/2033	624,000	672,149
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,682,000	1,436,140
KBC Group N.V. (Rate is fixed until 01/19/2028, at which point, the rate becomes H15T1Y + 210) (Banks)	(c)(d)	5.796%	01/19/2029	336,000	338,904
Lloyds Banking Group PLC (Rate is fixed until 09/27/2025, at which point, the rate becomes USISDA05 + 450) (Banks)	(d)	7.500%	Perpetual	806,000	802,778
Lloyds Banking Group PLC (Rate is fixed until 03/06/2028, at which point, the rate becomes H15T1Y + 170) (Banks)	(d)	5.871%	03/06/2029	331,000	336,353
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(d)	7.953%	11/15/2033	1,717,000	1,933,144
Magyar Export-Import Bank Zrt (Banks)	(c)	6.125%	12/04/2027	825,000	829,125
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,592,577
Mizuho Financial Group, Inc. (Rate is fixed until 05/26/2029, at which point, the rate becomes H15T1Y + 112) (Banks)	(d)	5.376%	05/26/2030	394,000	395,790
Morgan Stanley (Rate is fixed until 07/21/2031, at which point, the rate becomes SOFR + 118) (Capital Markets)	(d)	2.239%	07/21/2032	1,486,000	1,213,894
Nationwide Building Society (Financial Services)	(c)	4.000%	09/14/2026	1,299,000	1,246,415
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Financial Services)	(c)(d)	2.972%	02/16/2028	368,000	343,239
NatWest Group PLC (Rate is fixed until 06/01/2029, at which point, the rate becomes H15T5Y + 220) (Banks)	(d)	6.475%	06/01/2034	298,000	302,913
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,123,187
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,302,199
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.490%	01/06/2028	1,365,000	1,240,528
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(d)	2.469%	01/11/2028	1,374,000	1,262,666
Skandinaviska Enskilda Banken AB (Banks)	(c)	5.125%	03/05/2027	351,000	351,625
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 150) (Banks)	(c)(d)	5.519%	01/19/2028	1,196,000	1,187,774
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(c)(d)	3.971%	03/30/2026	1,839,000	1,806,162
Standard Chartered PLC (Rate is fixed until 03/15/2028, at which point, the rate becomes USISDA05 + 197) (Banks)	(c)(d)	4.866%	03/15/2033	664,000	632,591
Swedbank AB (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 413) (Banks)	(d)	5.625%	Perpetual	200,000	198,750
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(d)	5.000%	04/02/2049	200,000	194,000
Trane Technologies Financing Ltd. (Consumer Finance)		5.250%	03/03/2033	241,000	244,545
UBS Group AG (Rate is fixed until 11/13/2028, at which point, the rate becomes H15T5Y + 475) (Capital Markets)	(c)(d)	9.250%	Perpetual	277,000	300,123
UBS Group AG (Rate is fixed until 11/13/2033, at which point, the rate becomes H15T5Y + 476) (Capital Markets)	(c)(d)	9.250%	Perpetual	216,000	243,764
UBS Group AG (Rate is fixed until 05/12/2025, at which point, the rate becomes H15T1Y + 155) (Capital Markets)	(c)(d)	4.488%	05/12/2026	267,000	263,192
UBS Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(c)(d)	2.193%	06/05/2026	1,445,000	1,385,379
UBS Group AG (Rate is fixed until 07/15/2025, at which point, the rate becomes SOFR + 334) (Capital Markets)	(c)(d)	6.373%	07/15/2026	753,000	758,280
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(c)(d)	3.127%	06/03/2032	200,000	169,341
Visa, Inc. (Financial Services)		1.900%	04/15/2027	452,000	417,984
Visa, Inc. (Financial Services)		2.050%	04/15/2030	220,000	189,737
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	1,007,000	1,018,935
Wells Fargo & Co. (Rate is fixed until 03/02/2032, at which point, the rate becomes SOFR + 150) (Banks)	(d)	3.350%	03/02/2033	765,000	663,735
					63,089,700
Health Care–0.4%
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	162,029
AbbVie, Inc. (Biotechnology)		3.600%	05/14/2025	1,489,000	1,461,415
Amgen, Inc. (Biotechnology)		3.350%	02/22/2032	159,000	141,970
Bayer U.S. Finance LLC (Pharmaceuticals)	(c)	6.125%	11/21/2026	282,000	284,331
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	624,000	586,146
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	356,967

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	$ 212,000	$ 187,605
Cigna Group / The (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	39,363
Cigna Group / The (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	55,486
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	31,456
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	126,498
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	63,556
Humana, Inc. (Health Care Providers & Svs.)		5.375%	04/15/2031	325,000	325,175
Medline Borrower LP (Health Care Equip. & Supplies)	(c)	3.875%	04/01/2029	240,000	218,450
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	1,080,000	962,004
					5,002,451
Industrials–0.8%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	26,775
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	14,150
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	93,643
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	57,907
Aircastle Ltd. (Trading Companies & Distributors)	(c)	5.250%	08/11/2025	914,000	905,923
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	20,397
Aircastle Ltd. (Trading Companies & Distributors)	(c)	2.850%	01/26/2028	690,000	619,372
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	20,368
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	24,225
CNH Industrial Capital LLC (Machinery)		5.100%	04/20/2029	734,000	732,008
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,190,929
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.500%	10/20/2025	501,117	496,020
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(c)	4.750%	10/20/2028	156,000	152,577
ENA Master Trust (Transportation Infrastructure)	(c)	4.000%	05/19/2048	203,000	142,201
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	1,138,000	1,115,434
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	140,346
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	214,104
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.600%	05/01/2028	306,000	302,125
ERAC U.S.A. Finance LLC (Ground Transportation)	(c)	4.900%	05/01/2033	715,000	700,923
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,480,492
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	201,176
Lima Metro Line 2 Finance Ltd. (Ground Transportation)		5.875%	07/05/2034	478,685	474,959
Regal Rexnord Corp. (Electrical Equip.)	(c)	6.050%	02/15/2026	824,000	828,256
Ryder System, Inc. (Ground Transportation)		5.375%	03/15/2029	949,000	956,877
TransDigm, Inc. (Aerospace & Defense)	(c)	6.375%	03/01/2029	671,000	673,089
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	43,703
					11,627,979
Information Technology–1.1%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	873,724
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.100%	08/08/2062	663,000	562,463
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.000%	04/15/2029	36,000	34,293
Broadcom, Inc. (Semiconductors & Equip.)	(c)	4.926%	05/15/2037	180,000	170,832
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,144,758
Entegris, Inc. (Semiconductors & Equip.)	(c)	4.750%	04/15/2029	209,000	200,296
Infor, Inc. (Software)	(c)	1.750%	07/15/2025	1,696,000	1,605,637
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,874,296
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	816,000	791,039
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)		5.550%	12/01/2028	125,000	126,916
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,598,167
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	911,764
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	105,629
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	60,460
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,116,297
VMware LLC (Software)		4.500%	05/15/2025	954,000	944,750
VMware LLC (Software)		4.650%	05/15/2027	293,000	288,025
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,429,158
Xiaomi Best Time International Ltd. (Tech. Hardware, Storage & Periph.)		2.875%	07/14/2031	640,000	532,830
					15,371,334
Materials–0.5%
AngloGold Ashanti Holdings PLC (Metals & Mining)		3.750%	10/01/2030	576,000	503,342
Braskem Netherlands Finance B.V. (Chemicals)		4.500%	01/10/2028	865,000	776,587
Celanese U.S. Holdings LLC (Chemicals)		6.350%	11/15/2028	121,000	125,351
Celanese U.S. Holdings LLC (Chemicals)		6.550%	11/15/2030	291,000	306,079
Corp. Nacional del Cobre de Chile (Metals & Mining)		6.440%	01/26/2036	936,000	963,546
CSN Resources SA (Metals & Mining)		5.875%	04/08/2032	787,000	688,581
Freeport Indonesia PT (Metals & Mining)	(c)	4.763%	04/14/2027	749,000	729,438

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Freeport Indonesia PT (Metals & Mining)		4.763%	04/14/2027	$ 350,000	$ 340,859
Glencore Funding LLC (Metals & Mining)	(c)	5.338%	04/04/2027	813,000	812,602
Glencore Funding LLC (Metals & Mining)	(c)	6.500%	10/06/2033	342,000	365,819
Inversiones CMPC SA (Paper & Forest Products)		6.125%	06/23/2033	242,000	245,457
Stillwater Mining Co. (Metals & Mining)	(c)	4.000%	11/16/2026	300,000	267,375
Volcan Cia Minera S.A.A. (Metals & Mining)	(c)	4.375%	02/11/2026	31,000	19,207
W.R. Grace Holdings LLC (Chemicals)	(c)	4.875%	06/15/2027	551,000	523,660
					6,667,903
Real Estate–0.4%
American Tower Corp. (Specialized REITs)		3.650%	03/15/2027	75,000	71,891
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,357,895
Crown Castle, Inc. (Specialized REITs)		5.600%	06/01/2029	264,000	267,543
Crown Castle, Inc. (Specialized REITs)		5.800%	03/01/2034	279,000	285,404
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,512,042
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		4.000%	01/15/2031	501,000	447,051
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,235,803
					5,177,629
Utilities–0.6%
AES Panama Generation Holdings SRL (Electric Utilities)	(c)	4.375%	05/31/2030	279,897	242,811
AES Panama Generation Holdings SRL (Electric Utilities)		4.375%	05/31/2030	236,685	205,324
Alexander Funding Trust II (Electric Utilities)	(c)	7.467%	07/31/2028	118,000	124,761
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	604,392
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	1,002,000	882,080
Comision Federal de Electricidad (Electric Utilities)	(c)	4.688%	05/15/2029	221,000	207,831
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	146,054
Electricite de France SA (Rate is fixed until 06/15/2033, at which point, the rate becomes H15T5Y + 541) (Electric Utilities)	(c)(d)	9.125%	Perpetual	253,000	278,726
Enel Chile SA (Electric Utilities)		4.875%	06/12/2028	688,000	670,977
Enel Finance International N.V. (Electric Utilities)	(c)	7.500%	10/14/2032	800,000	901,456
Engie Energia Chile SA (Electric Utilities)		3.400%	01/28/2030	673,000	582,253
Niagara Mohawk Power Corp. (Electric Utilities)	(c)	5.290%	01/17/2034	434,000	427,092
NRG Energy, Inc. (Electric Utilities)	(c)	3.750%	06/15/2024	308,000	306,365
NRG Energy, Inc. (Electric Utilities)	(c)	7.000%	03/15/2033	760,000	810,963
Pacific Gas & Electric Co. (Electric Utilities)		5.550%	05/15/2029	221,000	222,930
Pacific Gas & Electric Co. (Electric Utilities)		4.400%	03/01/2032	985,000	907,419
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(c)	6.950%	10/15/2033	812,000	866,698
					8,388,132
Total Corporate Bonds (Cost $176,196,949)					$174,671,146

Asset-Backed / Mortgage-Backed Securities–7.0%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Great Wolf Trust 2019-WOLF C	(c)	TSFR1M + 195	12/15/2036	$ 60,644	$ 60,531
Hardee's Funding LLC 2018-1A A23	(c)	5.710%	06/20/2048	126,278	120,079
Hardee's Funding LLC 2020-1A A2	(c)	3.981%	12/20/2050	130,652	117,685
					298,295
Financials–6.9%
AB Issuer LLC 2021-1 A2	(c)	3.734%	07/30/2051	313,600	276,526
ACHV ABS TRUST 2023-3PL A	(c)	6.600%	08/19/2030	9,922	9,924
ACHV ABS TRUST 2023-4CP B	(c)	7.240%	11/25/2030	1,163,000	1,172,531
ACM Auto Trust 2024-1A A	(c)	7.710%	01/21/2031	767,648	770,504
Affirm Asset Securitization Trust 2021-Z1 A	(c)	1.070%	08/15/2025	7,713	7,660
Affirm Asset Securitization Trust 2021-Z2 A	(c)	1.170%	11/16/2026	13,312	13,006
Affirm Asset Securitization Trust 2023-B A	(c)	6.820%	09/15/2028	1,400,000	1,420,861
AGL CLO 2021-12A D	(c)	TSFR3M + 311	07/20/2034	250,000	246,987
AGL CLO 10 Ltd. 2021-10A A	(c)	TSFR3M + 139	04/15/2034	963,750	963,800
American Credit Acceptance Receivables Trust 2023-1 A	(c)	5.450%	09/14/2026	153,381	153,316
Amur Equipment Finance Receivables XI LLC 2022-2A A2	(c)	5.300%	06/21/2028	299,996	299,253
AREIT 2022-CRE6 A	(c)	SOFR30A + 125	01/20/2037	462,684	458,065
Arivo Acceptance Auto Loan Receivables Trust 2024-1A A	(c)	6.460%	04/17/2028	252,000	251,903
Atalaya Equipment Leasing Trust 2021-1A C	(c)	2.690%	06/15/2028	300,000	287,740
Avant Loans Funding Trust 2021-REV1 A	(c)	1.210%	07/15/2030	13,442	13,424
Bain Capital Credit CLO 2021-4A D	(c)	TSFR3M + 336	10/20/2034	250,000	240,015
Balboa Bay Loan Funding 2020-1A AR	(c)	TSFR3M + 138	01/20/2032	1,496,325	1,497,821
Balboa Bay Loan Funding 2021-1A D	(c)	TSFR3M + 331	07/20/2034	307,948	293,185
Ballyrock CLO 15 Ltd. 2021-1A C	(c)	TSFR3M + 336	04/15/2034	250,000	247,541
Ballyrock CLO 16 Ltd. 2021-16A C	(c)	TSFR3M + 316	07/20/2034	250,000	246,338

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Ballyrock CLO 17 Ltd. 2021-17A A1A	(c)	TSFR3M + 141	10/20/2034	$ 1,000,000	$ 1,001,014
Ballyrock CLO 17 Ltd. 2021-17A C	(c)	TSFR3M + 331	10/20/2034	250,000	246,254
Battalion CLO 17 Ltd. 2021-17A A1	(c)	TSFR3M + 152	03/09/2034	600,000	600,207
BBCMS 2020-BID A	(c)	TSFR1M + 225	10/15/2037	301,000	299,495
Bellemeade Re 2021-3A A2	(c)	SOFR30A + 100	09/25/2031	286,223	286,222
Bellemeade Re 2022-1 M1C	(c)	SOFR30A + 370	01/26/2032	327,948	333,662
Bellemeade Re 2022-2 M1A	(c)	SOFR30A + 400	09/27/2032	959,476	982,851
BFLD Trust 2021-FPM A	(c)	TSFR1M + 171	06/15/2038	462,000	458,535
Brex Commercial Charge Card Master Trust 2024-1 A1	(c)	6.050%	07/15/2027	745,000	744,969
BX Commercial Mortgage Trust 2019-IMC E	(c)	TSFR1M + 220	04/15/2034	320,787	319,556
Cajun Global LLC 2021-1 A2	(c)	3.931%	11/20/2051	60,140	54,513
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	28,308	26,534
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	91,615	88,689
Carvana Auto Receivables Trust 2023-N3 A	(c)	6.410%	09/10/2027	974,489	978,419
CIFC Funding 2020-4A A	(c)	TSFR3M + 158	01/15/2034	260,000	260,110
CNH Equipment Trust 2022-C A2		5.420%	07/15/2026	419,292	419,048
College Ave Student Loans 2021-C C	(c)	3.060%	07/26/2055	132,560	115,823
COMM 2015-LC23 C		4.545%	10/10/2048	100,000	94,338
Connecticut Avenue Securities Trust 2019-R04 2B1	(c)	SOFR30A + 536	06/25/2039	742,139	789,494
Connecticut Avenue Securities Trust 2019-R06 2B1	(c)	SOFR30A + 386	09/25/2039	882,453	914,256
Connecticut Avenue Securities Trust 2020-R02 2M2	(c)	SOFR30A + 211	01/25/2040	68,907	69,637
Connecticut Avenue Securities Trust 2021-R01 1M2	(c)	SOFR30A + 155	10/25/2041	462,831	464,826
Connecticut Avenue Securities Trust 2021-R03 1M2	(c)	SOFR30A + 165	12/25/2041	117,550	118,056
Connecticut Avenue Securities Trust 2022-R01 1B1	(c)	SOFR30A + 315	12/25/2041	305,277	313,625
Connecticut Avenue Securities Trust 2022-R02 2M1	(c)	SOFR30A + 120	01/25/2042	169,794	170,090
Connecticut Avenue Securities Trust 2022-R02 2M2	(c)	SOFR30A + 300	01/25/2042	960,000	986,432
Connecticut Avenue Securities Trust 2022-R03 1M1	(c)	SOFR30A + 210	03/25/2042	928,803	942,124
Connecticut Avenue Securities Trust 2022-R03 1M2	(c)	SOFR30A + 350	03/25/2042	253,631	265,814
Connecticut Avenue Securities Trust 2022-R04 1M2	(c)	SOFR30A + 310	03/25/2042	63,262	65,748
Connecticut Avenue Securities Trust 2022-R05 2M2	(c)	SOFR30A + 300	04/25/2042	599,367	618,050
Connecticut Avenue Securities Trust 2022-R06 1M1	(c)	SOFR30A + 275	05/25/2042	1,035,135	1,062,307
Connecticut Avenue Securities Trust 2022-R07 1M1	(c)	SOFR30A + 295	06/25/2042	899,867	924,613
Connecticut Avenue Securities Trust 2022-R08 1M1	(c)	SOFR30A + 255	07/25/2042	847,367	869,745
Connecticut Avenue Securities Trust 2023-R01 1M1	(c)	SOFR30A + 240	12/25/2042	683,849	702,231
Connecticut Avenue Securities Trust 2023-R02 1M1	(c)	SOFR30A + 230	01/25/2043	1,340,324	1,372,151
Connecticut Avenue Securities Trust 2023-R03 2M1	(c)	SOFR30A + 250	04/25/2043	1,469,790	1,498,815
Connecticut Avenue Securities Trust 2023-R04 1M1	(c)	SOFR30A + 230	05/25/2043	971,546	991,551
Conn's Receivables Funding 2024-A A	(c)	7.050%	01/16/2029	388,529	389,156
CPS Auto Receivables Trust 2021-C D	(c)	1.690%	06/15/2027	210,000	203,124
CPS Auto Receivables Trust 2022-D A	(c)	6.090%	01/15/2027	325,374	325,662
CPS Auto Receivables Trust 2023-A A	(c)	5.540%	03/16/2026	128,673	128,632
Dext ABS 2021-1 C	(c)	2.290%	09/15/2028	264,000	244,573
Dext ABS 2021-1 D	(c)	2.810%	03/15/2029	133,000	118,950
Diamond Issuer 2021-1A B	(c)	2.701%	11/20/2051	271,624	231,533
Donlen Fleet Lease Funding 2021-2 C	(c)	1.200%	12/11/2034	460,000	451,918
Dryden 78 CLO Ltd. 2020-78A A	(c)	TSFR3M + 144	04/17/2033	1,500,000	1,500,930
DT Auto Owner Trust 2023-1A A	(c)	5.480%	04/15/2027	332,172	331,816
Elmwood CLO 15 Ltd. 2022-2A A1	(c)	TSFR3M + 134	04/22/2035	1,145,062	1,143,094
Elmwood CLO IX Ltd. 2021-2A D	(c)	TSFR3M + 321	07/20/2034	250,000	248,760
Enterprise Fleet Financing 2023-2 A2	(c)	5.560%	04/22/2030	972,678	973,706
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		SOFR30A + 581	04/25/2028	43,135	45,561
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		SOFR30A + 246	01/25/2031	551,378	564,455
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		SOFR30A + 211	03/25/2031	113,131	114,473
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(c)	SOFR30A + 330	11/25/2041	211,036	217,624
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(c)	SOFR30A + 200	11/25/2041	1,000,000	1,005,679
FHF Trust 2021-2A A	(c)	0.830%	12/15/2026	30,532	29,678
FHF Trust 2023-1A A2	(c)	6.570%	06/15/2028	350,463	352,264
First Investors Auto Owner Trust 2022-2A A	(c)	6.260%	07/15/2027	388,874	389,663
Flagship Credit Auto Trust 2023-1 A2	(c)	5.380%	12/15/2026	270,435	269,854
Flagship Credit Auto Trust 2023-2 A2	(c)	5.760%	04/15/2027	526,187	525,868
Flatiron CLO 2021-1A D	(c)	TSFR3M + 316	07/19/2034	250,000	248,246
Ford Credit Auto Owner Trust 2021-1 D	(c)	2.310%	10/17/2033	230,000	212,747
Foursight Capital Automobile Receivables Trust 2023-1 A2	(c)	5.430%	10/15/2026	273,972	273,690
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(c)	SOFR30A + 200	01/25/2051	25,305	24,768
Freddie Mac REMICS FHR 4981 HS	(e)	SOFR30A + 599	06/25/2050	618,621	53,881
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(c)	SOFR30A + 350	10/25/2033	278,276	306,053
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(c)	SOFR30A + 305	01/25/2034	1,000,000	1,057,490
Freddie Mac STACR REMIC Trust 2021-DNA5 M2	(c)	SOFR30A + 165	01/25/2034	430,284	431,807
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(c)	SOFR30A + 150	10/25/2041	996,342	997,771

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Freddie Mac STACR REMIC Trust 2021-DNA7 M2	(c)	SOFR30A + 180	11/25/2041	$ 986,480	$ 992,088
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(c)	SOFR30A + 210	09/25/2041	1,000,000	1,002,798
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(c)	SOFR30A + 235	12/25/2041	1,046,349	1,052,219
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(c)	SOFR30A + 185	01/25/2042	1,600,000	1,608,256
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B	(c)	SOFR30A + 240	02/25/2042	1,437,266	1,463,258
Freddie Mac STACR REMIC Trust 2022-DNA2 M2	(c)	SOFR30A + 375	02/25/2042	295,064	310,372
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A	(c)	SOFR30A + 200	04/25/2042	851,404	862,414
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(c)	SOFR30A + 290	04/25/2042	1,600,000	1,654,088
Freddie Mac STACR REMIC Trust 2022-DNA3 M2	(c)	SOFR30A + 435	04/25/2042	200,000	214,312
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(c)	SOFR30A + 335	05/25/2042	1,621,038	1,693,410
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(c)	SOFR30A + 450	06/25/2042	1,331,433	1,439,757
Freddie Mac STACR REMIC Trust 2022-DNA7 M1A	(c)	SOFR30A + 250	03/25/2052	804,409	820,339
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(c)	SOFR30A + 350	03/25/2042	65,368	68,146
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(c)	SOFR30A + 230	08/25/2042	1,287,079	1,314,490
Freddie Mac STACR REMIC Trust 2023-DNA1 M1A	(c)	SOFR30A + 210	03/25/2043	488,295	498,186
Freddie Mac STACR REMIC Trust 2023-HQA1 M1A	(c)	SOFR30A + 200	05/25/2043	1,034,890	1,045,680
Freddie Mac STACR REMIC Trust 2024-DNA1 M1	(c)	SOFR30A + 135	02/25/2044	974,032	975,837
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A	(c)	SOFR30A + 265	07/25/2042	1,271,830	1,306,039
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A	(c)	SOFR30A + 210	04/25/2043	1,544,105	1,572,316
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1B	(c)	SOFR30A + 335	06/25/2043	1,200,000	1,269,418
FREED ABS Trust 2021-2 C	(c)	1.940%	06/19/2028	96,170	95,642
Galaxy 30 CLO Ltd. 2022-30A D	(c)	TSFR3M + 335	04/15/2035	400,000	398,228
GCI Funding I LLC 2021-1 A	(c)	2.380%	06/18/2046	126,059	111,901
Goldentree Loan Management U.S. CLO 7 Ltd. 2020-7A AR	(c)	TSFR3M + 133	04/20/2034	250,000	249,326
Granite Park Equipment Leasing 2023-1A A3	(c)	6.460%	09/20/2032	544,000	555,753
Hertz Vehicle Financing III LLC 2022-1A C	(c)	2.630%	06/25/2026	220,000	211,371
HFX Funding Issuer 2017-1	(c)	3.622%	03/15/2035	280,000	274,641
Invesco CLO 2021-1A A1	(c)	TSFR3M + 126	04/15/2034	1,700,000	1,693,039
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.619%	08/15/2047	295,000	272,601
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	121,587
Kings Park CLO Ltd. 2021-1A A	(c)	TSFR3M + 139	01/21/2035	1,518,568	1,519,327
Kubota Credit Owner Trust 2023-1A A2	(c)	5.400%	02/17/2026	796,985	796,282
LAD Auto Receivables Trust 2022-1A A	(c)	5.210%	06/15/2027	320,416	319,570
Lendbuzz Securitization Trust 2023-1A A2	(c)	6.920%	08/15/2028	1,041,473	1,049,098
Lendbuzz Securitization Trust 2023-2A A2	(c)	7.090%	10/16/2028	454,196	458,636
Lendbuzz Securitization Trust 2023-3A A2	(c)	7.500%	12/15/2028	490,000	496,256
Lendbuzz Securitization Trust 2024-1A A1	(c)	5.789%	01/15/2025	570,162	570,254
Lobel Automobile Receivables Trust 2023-2 A	(c)	7.590%	04/16/2029	1,094,094	1,103,701
Marlette Funding Trust 2023-3A B	(c)	6.710%	09/15/2033	727,000	733,135
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	256,416
MVW 2021-2A C	(c)	2.230%	05/20/2039	205,099	188,407
Neighborly Issuer 2022-1A A2	(c)	3.695%	01/30/2052	223,440	195,968
Neighborly Issuer 2023-1A A2	(c)	7.308%	01/30/2053	825,660	836,513
Nelnet Student Loan Trust 2021-BA B	(c)	2.680%	04/20/2062	100,000	82,742
Nelnet Student Loan Trust 2021-DA C	(c)	3.500%	04/20/2062	100,000	79,466
Neuberger Berman Loan Advisers CLO 2021-42A D	(c)	TSFR3M + 306	07/16/2035	301,613	297,179
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A D	(c)	TSFR3M + 336	07/17/2035	250,000	249,834
NMEF Funding 2022-B A2	(c)	6.070%	06/15/2029	219,957	220,398
NMEF Funding 2023-A A2	(c)	6.570%	06/17/2030	1,284,282	1,294,069
Oaktown Re VII Ltd. 2021-2 M1A	(c)	SOFR30A + 160	04/25/2034	134,894	134,934
OCP CLO 2020-18A AR	(c)	TSFR3M + 135	07/20/2032	322,000	322,254
Octane Receivables Trust 2021-2A C	(c)	2.530%	05/21/2029	209,000	195,852
OneMain Direct Auto Receivables Trust 2022-1A C	(c)	5.310%	06/14/2029	1,100,000	1,081,013
Pagaya AI Debt Trust 2023-5 A	(c)	7.179%	04/15/2031	467,456	468,674
Pagaya AI Debt Trust 2024-1 A	(c)	6.660%	07/15/2031	1,094,942	1,098,706
Peace Park CLO Ltd. 2021-1A D	(c)	TSFR3M + 321	10/20/2034	1,490,000	1,460,481
PMT Credit Risk Transfer Trust 2019-2R A	(c)	TSFR1M + 386	05/30/2025	94,890	94,937
Prestige Auto Receivables Trust 2022-1A A2	(c)	5.900%	07/15/2025	11,544	11,545
Rad CLO 11 Ltd. 2021-11A D	(c)	TSFR3M + 316	04/15/2034	250,000	248,269
Regatta XIX Funding Ltd. 2022-1A A1	(c)	TSFR3M + 132	04/20/2035	616,754	615,755
Regatta XX Funding Ltd. 2021-2A A	(c)	TSFR3M + 142	10/15/2034	450,431	449,702
Regatta XXIV Funding Ltd. 2021-5A D	(c)	TSFR3M + 336	01/20/2035	450,000	447,322
Research-Driven Pagaya Motor Asset Trust 2023-3A A	(c)	7.130%	01/26/2032	1,206,018	1,213,777
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(c)	7.540%	03/25/2032	1,199,026	1,209,235
Research-Driven Pagaya Motor Asset Trust VII 2022-3A A	(c)	5.380%	11/25/2030	407,209	404,852
Rockford Tower CLO 2021-1A D	(c)	TSFR3M + 326	07/20/2034	306,626	299,816
Rockford Tower CLO 2021-2A A1	(c)	TSFR3M + 142	07/20/2034	250,000	250,249
Santander Bank Auto Credit-Linked Notes Series 2022-A B	(c)	5.281%	05/15/2032	235,871	234,554
Santander Bank Auto Credit-Linked Notes Series 2022-B B	(c)	5.721%	08/16/2032	237,482	237,186

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Santander Bank Auto Credit-Linked Notes Series 2022-C B	(c)	6.451%	12/15/2032	$ 442,704	$ 443,607
Santander Drive Auto Receivables Trust 2023-3 B		5.610%	07/17/2028	488,000	489,108
SEB Funding LLC 2021-1A A2	(c)	4.969%	01/30/2052	331,170	312,347
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	234,337
Signal Peak CLO 2022-12A C	(c)	TSFR3M + 345	07/18/2034	1,115,000	1,120,737
Tesla Auto Lease Trust 2024-A A3	(c)	5.300%	06/21/2027	386,000	385,183
TICP CLO XV Ltd. 2020-15A A	(c)	TSFR3M + 154	04/20/2033	1,600,000	1,601,600
U.S. Bank N.A. 2023-1 B	(c)	6.789%	08/25/2032	852,502	857,427
Upstart Securitization Trust 2021-3 B	(c)	1.660%	07/20/2031	56,795	56,501
VASA Trust 2021-VASA A	(c)	TSFR1M + 101	07/15/2039	460,000	419,999
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	252,385
Westlake Automobile Receivables Trust 2023-1A A2A	(c)	5.510%	06/15/2026	521,934	521,605
Westlake Automobile Receivables Trust Series 2023-P1 B	(c)	6.110%	03/15/2027	580,000	582,662
					96,385,004
Industrials–0.1%
Avis Budget Rental Car Funding AESOP LLC 2023-5A B	(c)	6.120%	04/20/2028	464,000	468,525
Total Asset-Backed / Mortgage-Backed Securities (Cost $95,806,651)					$97,151,824

Purchased Options–6.2%	Notional Amount	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Call Option	$15,763,050	December 2025	$4,400	30	$ 3,703,800
S&P 500 Index Call Option	75,137,205	December 2025	4,500	143	16,535,090
S&P 500 Index Call Option	44,661,975	December 2025	4,600	85	9,175,750
S&P 500 Index Call Option	84,069,600	December 2025	4,700	160	14,956,800
S&P 500 Index Call Option	66,730,245	December 2025	4,800	127	11,278,870
S&P 500 Index Call Option	46,763,715	December 2025	4,900	89	7,264,180
S&P 500 Index Call Option	52,543,500	December 2025	5,000	100	8,085,000
S&P 500 Index Put Option	32,051,535	December 2025	4,400	61	818,620
S&P 500 Index Put Option	75,137,205	December 2025	4,500	143	2,129,270
S&P 500 Index Put Option	93,001,995	December 2025	4,600	177	2,869,170
S&P 500 Index Put Option	84,069,600	December 2025	4,700	160	2,873,280
S&P 500 Index Put Option	58,848,720	December 2025	4,800	112	2,215,360
S&P 500 Index Put Option	46,763,715	December 2025	4,900	89	1,938,865
S&P 500 Index Put Option	52,543,500	December 2025	5,000	100	2,391,900
Total Purchased Options (Cost $69,834,474)					$86,235,955

U.S. Government Agency Mortgage-Backed Securities–5.2%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.000%	04/15/2054	$ 3,650,277	$ 2,887,325
Fannie Mae or Freddie Mac UMBS TBA	2.500%	04/15/2054	13,501,145	11,158,160
Fannie Mae or Freddie Mac UMBS TBA	3.000%	04/15/2054	3,024,412	2,601,633
Fannie Mae or Freddie Mac UMBS TBA	3.500%	04/15/2054	3,942,359	3,527,928
Fannie Mae or Freddie Mac UMBS TBA	4.000%	04/15/2054	2,881,017	2,667,826
Fannie Mae or Freddie Mac UMBS TBA	4.500%	04/15/2054	2,854,498	2,718,117
Fannie Mae or Freddie Mac UMBS TBA	5.500%	04/15/2054	4,047,000	4,026,912
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	1,868	1,715
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	11,003	10,788
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	17,393	17,053
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	100,109	97,192
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	7,637	7,490
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	6,236	5,703
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	13,195	12,032
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	78,554	71,895
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	151,338	137,745
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	12,054	10,698
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	34,260	30,158
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	4,821	4,255
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	122,635	111,823
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	87,516	76,844
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	95,960	84,490
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	8,966	8,176
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	7,603	6,987
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	19,003	17,299
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	17,181	15,666
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	38,827	35,703
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	5,397	4,931
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	27,605	25,384

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	$ 10,073	$ 9,278
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	90,795	86,797
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	132,300	126,219
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	7,540	6,939
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	27,057	25,866
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	17,045	15,674
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	31,234	30,258
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	37,511	35,467
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	4,785	4,404
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	60,294	59,131
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	97,625	86,023
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	59,986	54,696
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	69,562	63,970
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	652,463	582,590
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	126,863	116,665
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	30,588	27,890
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	14,956	14,432
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	20,643	19,321
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	35,464	32,570
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	4,291	4,019
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	4,644	4,354
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	975,026	848,167
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	756,709	658,484
Fannie Mae Pool FN BU8919	2.500%	04/01/2052	622,841	521,435
Fannie Mae Pool FN BU8922	2.500%	04/01/2052	583,312	485,828
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	16,134	14,848
Fannie Mae Pool FN CB1113	2.000%	07/01/2051	1,029,697	817,815
Fannie Mae Pool FN CB2538	2.500%	01/01/2052	640,309	536,950
Fannie Mae Pool FN CB3564	2.500%	05/01/2052	535,694	448,741
Fannie Mae Pool FN CB3565	2.500%	05/01/2052	421,817	351,330
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	162,052	144,697
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	81,345	73,140
Fannie Mae Pool FN FS0967	2.500%	03/01/2052	701,374	585,610
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	37,937	35,915
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	6,099	5,759
Fannie Mae Pool FN MA4492	2.000%	12/01/2051	5,982,951	4,743,990
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	156,712	144,632
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	34,334	31,407
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	138,098	126,328
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	24,577	23,725
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	10,664	9,755
Freddie Mac Pool FR QD8682	3.000%	03/01/2052	624,890	542,001
Freddie Mac Pool FR QE0805	2.500%	04/01/2052	579,390	481,209
Freddie Mac Pool FR QE0808	2.500%	04/01/2052	636,358	532,985
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	24,764	23,193
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	52,128	48,878
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	37,522	34,461
Freddie Mac Pool FR RA6963	2.000%	03/01/2052	965,335	770,198
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	161,900	151,279
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	39,774	36,568
Freddie Mac Pool FR SD0932	2.500%	04/01/2052	644,362	537,965
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	118,243	104,069
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	41,936	39,597
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	15,129	14,284
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	22,489	21,203
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	18,989	17,507
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	21,687	19,830
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	38,201	35,128
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	48,748	44,573
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	28,187	25,920
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	12,984	11,939
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	9,116	8,332
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	24,020	22,962
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	11,995	11,271
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	35,011	33,401
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	78,549	74,167
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	36,667	35,993
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	15,135	13,400
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	114,739	109,206
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	155,625	141,894

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	$ 92,436	$ 84,279
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	15,648	14,378
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	123,436	112,864
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	8,034	7,609
Ginnie Mae II Jumbo TBA	3.000%	04/15/2054	1,154,251	1,017,788
Ginnie Mae II Jumbo TBA	4.000%	04/15/2054	263,682	246,724
Ginnie Mae II Jumbo TBA	4.500%	04/15/2054	8,761,097	8,417,914
Ginnie Mae II Jumbo TBA	5.000%	04/15/2054	8,131,040	7,990,835
Ginnie Mae II Jumbo TBA	5.500%	04/15/2054	6,478,601	6,472,517
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	2,295,665	2,294,155
Total U.S. Government Agency Mortgage-Backed Securities (Cost $74,506,999)				$72,999,523

Sovereign Debt Issues–0.1%		Rate	Maturity	Face Amount	Value
Colombia Government International Bond		3.125%	04/15/2031	$ 1,868,000	$ 1,490,519
Dominican Republic International Bond	(c)	4.875%	09/23/2032	250,000	223,819
Total Sovereign Debt Issues (Cost $1,846,478)					$1,714,338

Preferred Securities–0.1%		Rate	Quantity	Value
Financials–0.1%
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(d)	4.000%	455,000	$ 425,686
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes TSFR3M + 417) (Banks)	(d)	5.950%	142,000	141,787
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(d)	4.000%	101,000	96,833
Citigroup, Inc. (Rate is fixed until 11/15/2028, at which point, the rate becomes H15T5Y + 321) (Banks)	(d)	7.625%	33,000	34,646
Goldman Sachs Group, Inc. / The DR (Capital Markets)		TSFR3M + 314	195,000	195,048
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(d)	4.125%	120,000	111,381
PNC Financial Services Group, Inc. / The DR (Banks)		TSFR3M + 330	283,000	284,031
				1,289,412
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(c)(d)	7.000%	107,000	105,945
Total Preferred Securities (Cost $1,446,801)				$1,395,357

Taxable Municipal Bonds–0.0%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$ 230,000	$ 160,461
University of California	3.071%	05/15/2051	310,000	224,120
Total Taxable Municipal Bonds (Cost $537,122)				$384,581

Rights–0.0%	Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Technology)	4,357	$ 4,444
Total Rights (Cost $4,444)		$4,444

Money Market Funds–4.0%		Shares	Value
State Street Institutional Liquid Reserves Fund, 5.407%	(g)	27,837,033	$ 27,845,384
State Street Institutional U.S. Government Money Market Fund, 5.256%	(g)	27,837,128	27,837,128
Total Money Market Funds (Cost $55,685,573)			$55,682,512
Total Investments – 102.3% (Cost $1,279,917,583)	(h)		$1,425,434,792
Liabilities in Excess of Other Assets – (2.3)%			(32,106,221)
Net Assets – 100.0%			$1,393,328,571

Percentages are stated as a percent of net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 5.030% at 3/31/2024
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.210% at 3/31/2024
QL:	Quarterly U.S. LIBOR Rate. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.340% at 3/31/2024
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 5.322% at 3/31/2024
TSFR1M:	Monthly CME Term Secured Overnight Financing Rate ("SOFR"), 5.329% at 3/31/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.298% at 3/31/2024
UMBS TBA:	Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.
USSW5:	USD Swap Semi 30/360 5 Year. This rate is linked to U.S. LIBOR, which is no longer published. An alternate reference rate will be determined by the issuer prior to the date the security becomes a variable rate instrument.

Footnotes:
(a)	Non-income producing security.
(b)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2024. The value of securities pledged totaled $21,248,767. See also the following Schedule of Open Futures Contracts.
(c)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2024, the value of these securities totaled $150,233,411, or 10.8% of the Portfolio’s net assets.
(d)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2024.
(e)	Interest-only security
(f)	100 shares per contract.
(g)	Rate represents the seven-day yield at March 31, 2024.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	3,579	June 18, 2024	$394,675,994	$396,542,016	$1,866,022	$(279,609)
CBT 10-Year U.S. Ultra Bond - Long	70	June 18, 2024	7,981,405	8,022,656	41,251	1,094
CBT U.S. Long Bond - Long	370	June 18, 2024	44,065,354	44,561,875	496,521	92,500
CME E-mini S&P 500 Index - Long	130	June 21, 2024	33,967,876	34,505,250	537,374	1,646
CME Micro E-mini S&P 500 Index - Long	71	June 21, 2024	1,864,474	1,884,518	20,044	(91)
CBT 5-Year U.S. Treasury Note - Long	897	June 28, 2024	95,689,632	95,993,016	303,384	(105,118)
			$578,244,735	$581,509,331	$3,264,596	$(289,578)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	5	June 18, 2024	$(634,445)	$(645,000)	$(10,555)	$(2,344)
CBT 2-Year U.S. Treasury Note - Short	41	June 28, 2024	(8,389,893)	(8,383,859)	6,034	8,328
			$(9,024,338)	$(9,028,859)	$(4,521)	$5,984
Total Futures Contracts			$569,220,397	$572,480,472	$3,260,075	$(283,594)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
U.S. Treasury Obligations–33.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.500%	04/30/2024	$ 2,100,000	$ 2,095,147
U.S. Treasury Note		0.250%	05/15/2024	7,500,000	7,454,121
U.S. Treasury Note		3.000%	06/30/2024	5,000,000	4,970,752
U.S. Treasury Note		3.000%	07/31/2024	8,000,000	7,937,656
U.S. Treasury Note		0.375%	09/15/2024	6,000,000	5,869,570
U.S. Treasury Note		4.750%	07/31/2025	10,000,000	9,982,422
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,782,500
U.S. Treasury Note		0.875%	06/30/2026	18,000,000	16,596,562
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,193,375
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,227,656
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,586,102
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,842,625
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	11,998,547
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,421,426
U.S. Treasury Note		3.875%	11/30/2027	20,500,000	20,168,476
U.S. Treasury Note		1.250%	03/31/2028	575,000	510,874
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	1,987,500
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,202,162
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,678,313
U.S. Treasury Note		2.375%	03/31/2029	500,000	458,242
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,571,125
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,780,707
U.S. Treasury Note		1.125%	02/15/2031	405,000	332,116
U.S. Treasury Note		4.500%	11/15/2033	7,500,000	7,666,406
U.S. Treasury Note		4.000%	02/15/2034	3,000,000	2,950,313
U.S. Treasury Note		1.375%	11/15/2040	525,000	337,600
U.S. Treasury Note		1.875%	02/15/2041	180,000	125,487
U.S. Treasury Note		2.375%	02/15/2042	11,850,000	8,813,900
U.S. Treasury Note		4.000%	11/15/2042	1,600,000	1,507,125
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	2,348,730
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	2,373,542
U.S. Treasury Note		2.875%	05/15/2052	30,800,000	23,304,531
U.S. Treasury Note		4.000%	11/15/2052	2,800,000	2,632,547
U.S. Treasury Note		4.125%	08/15/2053	5,500,000	5,286,016
Total U.S. Treasury Obligations (Cost $209,867,197)					$191,994,173

Corporate Bonds–27.9%		Rate	Maturity	Face Amount	Value
Communication Services–2.3%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$ 750,000	$ 448,742
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	243,171
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	750,000	701,210
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,870,000	1,353,921
Audacy Capital Corp. (Acquired 06/28/2021, Cost $77,861) (Media)	(b)(c)	6.750%	03/31/2029	75,000	2,438
Cars.com, Inc. (Interactive Media & Svs.)	(b)	6.375%	11/01/2028	50,000	48,614
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	100,000	93,090
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	125,000	104,756
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	102,081
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	7.375%	03/01/2031	25,000	24,517
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	58,584
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	695,117
CMG Media Corp. (Media)	(b)	8.875%	12/15/2027	50,000	33,136
Comcast Corp. (Media)		3.450%	02/01/2050	1,450,000	1,060,346
CSC Holdings LLC (Media)	(b)	7.500%	04/01/2028	200,000	134,810
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(b)	5.875%	08/15/2027	50,000	47,302
DISH DBS Corp. (Media)	(b)	5.250%	12/01/2026	50,000	39,370
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	12,036
DISH DBS Corp. (Media)		5.125%	06/01/2029	75,000	31,282
Gray Television, Inc. (Media)	(b)	4.750%	10/15/2030	50,000	32,792
Gray Television, Inc. (Media)	(b)	5.375%	11/15/2031	75,000	49,179
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	50,000	27,931
iHeartCommunications, Inc. (Media)	(b)	5.250%	08/15/2027	50,000	36,390
Interpublic Group of Cos., Inc. / The (Media)		5.375%	06/15/2033	450,000	448,968
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,089
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	100,000	95,841
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	580,000	515,530
Nexstar Media, Inc. (Media)	(b)	5.625%	07/15/2027	25,000	23,983
Paramount Global (Media)		4.200%	05/19/2032	525,000	436,145
ROBLOX Corp. (Entertainment)	(b)	3.875%	05/01/2030	50,000	44,049

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	$ 465,000	$ 403,858
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	50,000	36,000
Sirius XM Radio, Inc. (Media)	(b)	3.875%	09/01/2031	200,000	166,763
Sky Ltd. (Media)	(b)	3.750%	09/16/2024	375,000	371,562
Sprint LLC (Wireless Telecom. Svs.)		7.625%	03/01/2026	50,000	51,657
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	150,000	136,216
Sunrise FinCo I B.V. (Media)	(b)	4.875%	07/15/2031	200,000	178,496
TEGNA, Inc. (Media)	(b)	4.750%	03/15/2026	25,000	24,510
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	22,866
TEGNA, Inc. (Media)		5.000%	09/15/2029	25,000	22,411
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.500%	04/15/2031	300,000	270,923
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.150%	04/15/2034	385,000	383,711
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	349,616
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	260,000	265,493
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	75,000	76,407
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	50,000	49,442
Urban One, Inc. (Media)	(b)	7.375%	02/01/2028	50,000	42,427
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,200,000	970,027
Virgin Media Finance PLC (Media)	(b)	5.000%	07/15/2030	200,000	169,232
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	325,000	320,050
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	350,000	334,233
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	150,000	142,928
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	325,000	304,666
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	450,000	348,602
Warnermedia Holdings, Inc. (Media)		4.279%	03/15/2032	600,000	535,943
Warnermedia Holdings, Inc. (Media)		5.050%	03/15/2042	620,000	532,886
					13,480,345
Consumer Discretionary–1.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	47,296
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	150,000	133,650
Academy Ltd. (Specialty Retail)	(b)	6.000%	11/15/2027	75,000	73,873
Acushnet Co. (Leisure Products)	(b)	7.375%	10/15/2028	25,000	25,907
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	25,000	25,545
Adient Global Holdings Ltd. (Automobile Components)	(b)	8.250%	04/15/2031	75,000	79,143
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	675,000	612,031
Affinity Interactive (Hotels, Restaurants & Leisure)	(b)	6.875%	12/15/2027	75,000	70,079
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	425,000	383,663
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	825,000	526,540
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	04/01/2025	25,000	24,814
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	50,000	48,259
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	45,302
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	50,000	48,167
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	75,000	76,812
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	10/15/2029	50,000	45,593
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,662
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	25,220
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,075
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	25,000	24,538
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	6.750%	05/01/2031	25,000	25,140
Clarios Global LP (Automobiles)	(b)	6.750%	05/15/2025	22,000	22,020
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	175,000	175,265
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.000%	12/14/2026	540,000	496,444
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.375%	12/14/2028	180,000	160,204
Dana Financing Luxembourg SARL (Automobile Components)	(b)	5.750%	04/15/2025	12,000	11,938
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	43,216
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	100,000	88,862
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2.950%	03/15/2031	115,000	100,356
Gap, Inc. / The (Specialty Retail)	(b)	3.625%	10/01/2029	25,000	21,899
Garda World Security Corp. (Diversified Consumer Svs.)	(b)	9.500%	11/01/2027	175,000	175,421
Gates Global LLC / Gates Corp. (Automobile Components)	(b)	6.250%	01/15/2026	125,000	124,697
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	05/01/2028	50,000	49,926
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	43,050
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	950,000	755,214
IHO Verwaltungs GmbH (Automobile Components)	(b)(d)	6.000%, 6.750% PIK	05/15/2027	200,000	199,741
JB Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	25,000	25,841
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	22,439
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	25,000	22,978
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	50,000	52,308

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	$ 50,000	$ 51,328
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.500%	09/01/2031	25,000	25,998
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	50,000	49,835
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	50,000	46,298
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	150,000	146,776
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	8.125%	01/15/2029	25,000	26,455
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	7.750%	02/15/2029	50,000	51,914
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	24,688
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(b)	8.000%	08/01/2030	50,000	51,499
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.125%	07/01/2029	25,000	21,499
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(b)	4.875%	11/01/2026	25,000	24,048
Real Hero Merger Sub 2, Inc. (Automobile Components)	(b)	6.250%	02/01/2029	75,000	65,716
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.500%	08/31/2026	50,000	49,551
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	50,000	50,398
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	75,000	74,414
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(b)	6.625%	03/01/2030	75,000	72,506
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	47,092
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	50,000	48,841
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	50,000	47,102
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	44,940
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	6.625%	03/15/2032	25,000	25,254
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	24,830
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	50,000	51,745
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	69,211
ZF North America Capital, Inc. (Automobile Components)	(b)	6.875%	04/14/2028	150,000	155,580
					6,332,646
Consumer Staples–1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	74,253
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	3.800%	01/25/2050	625,000	480,721
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	800,000	599,204
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	300,000	271,564
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	825,000	636,974
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	75,000	77,257
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	544,553
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	665,990
Constellation Brands, Inc. (Beverages)		4.800%	01/15/2029	145,000	143,728
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	500,000	384,409
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	575,000	555,366
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	24,437
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	22,939
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	24,865
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	67,205
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	648,373
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	155,031
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	844,715
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	310,000	313,331
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	400,000	399,662
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,613
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	358,931
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	425,000	338,637
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	45,821
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	572,466
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	50,000	50,364
Sysco Corp. (Consumer Staples Distribution & Retail)		4.450%	03/15/2048	725,000	616,570
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	400,000	405,276
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	47,463
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	75,000	69,577
					9,475,295
Energy–2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	05/15/2026	50,000	51,046
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	03/01/2027	25,000	24,687
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	49,230

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	$ 75,000	$ 72,124
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	50,000	50,218
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	03/01/2030	50,000	48,019
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	75,000	75,228
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	50,000	49,472
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	11/01/2026	25,000	25,063
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	100,000	95,343
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	500,000	443,300
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	794,819
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(b)	7.500%	06/15/2030	25,000	26,437
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	525,000	502,240
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	375,000	364,936
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	47,587
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	24,224
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	341,082
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	50,000	52,636
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.625%	11/01/2030	25,000	26,844
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	100,000	89,127
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	422,193
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	95,364
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	10/15/2025	75,000	74,821
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2033	490,000	522,381
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	45,281
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	109,699
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	700,000	689,403
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/30/2028	25,000	25,203
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(b)	8.000%	04/01/2029	50,000	51,897
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	460,852
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	400,000	406,338
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.550%	05/15/2034	135,000	135,411
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	50,000	49,314
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	50,000	46,882
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	46,498
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	75,224
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	655,000	667,518
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	48,383
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	4.250%	02/15/2030	25,000	22,973
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(b)	5.000%	02/01/2028	75,000	72,859
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	370,000	244,031
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	25,465
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	525,000	467,131
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	50,000	50,061
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	600,000	527,019
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.250%	01/15/2026	25,000	24,845
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	23,448
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	50,000	51,983
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	79,970
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	175,000	166,975
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	570,794
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	350,000	391,592
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	50,000	49,916
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	50,019
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	300,000	295,409
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	350,026
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	425,000	383,630
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	50,000	49,907
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	52,010
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	25,000	23,395
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	11/01/2028	25,000	25,858
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	50,050
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	50,214
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	24,062
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	505,000	460,407
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	100,000	99,885
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	100,000	101,246
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	350,000	342,037
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.050%	02/01/2030	50,000	46,651

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	$ 75,000	$ 65,802
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	600,000	577,390
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	222,972
					13,266,356
Financials–8.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.000%	10/29/2028	165,000	149,295
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		5.300%	01/19/2034	600,000	589,348
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	259,379
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	75,000	75,751
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	25,000	24,820
Ally Financial, Inc. (Rate is fixed until 01/03/2029, at which point, the rate becomes SOFR + 282) (Consumer Finance)	(e)	6.848%	01/03/2030	305,000	313,895
American Express Co. (Consumer Finance)		3.300%	05/03/2027	825,000	784,737
American Honda Finance Corp. (Consumer Finance)		5.800%	10/03/2025	400,000	403,258
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	75,000	75,405
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	75,000	70,004
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	400,000	410,082
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	197,465
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	100,000	92,128
AssuredPartners, Inc. (Insurance)	(b)	7.500%	02/15/2032	25,000	24,566
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes TSFR3M + 90) (Banks)	(e)	2.015%	02/13/2026	1,625,000	1,574,256
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(e)	2.592%	04/29/2031	1,900,000	1,638,080
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(e)	2.687%	04/22/2032	650,000	550,193
Bank of America Corp. (Rate is fixed until 04/25/2033, at which point, the rate becomes SOFR + 191) (Banks)	(e)	5.288%	04/25/2034	300,000	299,088
Bank of America Corp. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 165) (Banks)	(e)	5.468%	01/23/2035	195,000	196,271
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(e)	3.992%	06/13/2028	300,000	291,055
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	353,688
Boost Newco Borrower LLC (Financial Services)	(b)	7.500%	01/15/2031	200,000	209,363
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	200,000	185,113
Capital One Financial Corp. (Rate is fixed until 02/01/2033, at which point, the rate becomes SOFR + 260) (Consumer Finance)	(e)	5.817%	02/01/2034	350,000	349,467
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	425,000	410,543
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes TSFR3M + 116) (Banks)	(e)	3.352%	04/24/2025	825,000	823,630
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(e)	2.666%	01/29/2031	1,800,000	1,560,003
Citigroup, Inc. (Rate is fixed until 02/13/2034, at which point, the rate becomes SOFR + 206) (Banks)	(e)	5.827%	02/13/2035	350,000	346,495
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	700,353
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	608,049
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	452,342
Comerica, Inc. (Rate is fixed until 01/30/2029, at which point, the rate becomes SOFR + 216) (Banks)	(e)	5.982%	01/30/2030	245,000	242,054
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	320,000	326,460
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	350,000	358,560
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	405,000	295,174
Fifth Third Bancorp (Rate is fixed until 01/29/2031, at which point, the rate becomes SOFR + 184) (Banks)	(e)	5.631%	01/29/2032	370,000	370,379
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	395,746
Fiserv, Inc. (Financial Services)		5.600%	03/02/2033	170,000	173,318
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	317,153
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	509,528
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	200,000	209,754
Ford Motor Credit Co. LLC (Consumer Finance)		6.798%	11/07/2028	200,000	208,755
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	200,000	194,165
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	215,182
Ford Motor Credit Co. LLC (Consumer Finance)		6.125%	03/08/2034	450,000	452,487
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	425,000	414,585
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	357,326
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	500,000	505,420
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	775,000	760,328
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,400,000	1,311,102

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(e)	1.992%	01/27/2032	$ 500,000	$ 404,598
GTCR AP Finance, Inc. (Insurance)	(b)	8.000%	05/15/2027	75,000	75,026
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	949,329
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	375,000	351,610
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	25,692
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(e)	4.443%	08/04/2028	650,000	627,250
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, at which point, the rate becomes SOFRINDX + 187) (Banks)	(e)	5.709%	02/02/2035	200,000	199,424
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	800,000	801,060
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	308,673
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	451,275
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	900,000	851,198
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	52,119
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	50,000	52,762
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	515,468
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(e)	2.522%	04/22/2031	900,000	777,853
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(e)	1.764%	11/19/2031	100,000	81,005
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes TSFR3M + 125) (Banks)	(e)	2.580%	04/22/2032	100,000	84,544
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(e)	2.963%	01/25/2033	1,200,000	1,024,595
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(e)	5.717%	09/14/2033	300,000	305,988
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, at which point, the rate becomes SOFR + 185) (Banks)	(e)	5.350%	06/01/2034	400,000	401,543
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 181) (Banks)	(e)	6.254%	10/23/2034	100,000	106,839
JPMorgan Chase & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 162) (Banks)	(e)	5.336%	01/23/2035	110,000	110,430
KeyCorp (Rate is fixed until 03/06/2034, at which point, the rate becomes SOFRINDX + 242) (Banks)	(e)	6.401%	03/06/2035	400,000	408,482
Lincoln National Corp. (Insurance)		3.400%	01/15/2031	60,000	52,791
M&T Bank Corp. (Rate is fixed until 10/30/2028, at which point, the rate becomes SOFR + 280) (Banks)	(e)	7.413%	10/30/2029	225,000	237,299
M&T Bank Corp. (Rate is fixed until 03/13/2031, at which point, the rate becomes SOFR + 226) (Banks)	(e)	6.082%	03/13/2032	220,000	219,469
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(e)	5.053%	01/27/2034	400,000	371,875
Macquarie Airfinance Holdings Ltd. (Capital Markets)	(b)	6.500%	03/26/2031	25,000	25,446
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	600,000	596,339
MetLife, Inc. (Insurance)		5.375%	07/15/2033	400,000	408,237
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	230,259
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	775,000	793,922
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes TSFR3M + 140) (Capital Markets)	(e)	3.772%	01/24/2029	750,000	713,906
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(e)	1.794%	02/13/2032	295,000	235,818
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(e)	1.928%	04/28/2032	250,000	200,664
Morgan Stanley (Rate is fixed until 07/20/2032, at which point, the rate becomes SOFR + 208) (Capital Markets)	(e)	4.889%	07/20/2033	440,000	426,748
Morgan Stanley (Rate is fixed until 04/21/2033, at which point, the rate becomes SOFR + 187) (Capital Markets)	(e)	5.250%	04/21/2034	195,000	193,476
Morgan Stanley (Rate is fixed until 07/21/2033, at which point, the rate becomes SOFR + 188) (Capital Markets)	(e)	5.424%	07/21/2034	100,000	100,310
Morgan Stanley (Rate is fixed until 01/18/2034, at which point, the rate becomes SOFR + 173) (Capital Markets)	(e)	5.466%	01/18/2035	140,000	141,251
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	75,000	69,904
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	50,000	46,555
NCR Atleos Corp. (Financial Services)	(b)	9.500%	04/01/2029	50,000	53,480
NFP Corp. (Insurance)	(b)	6.875%	08/15/2028	175,000	177,234
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	401,403
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	698,578
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	100,000	101,671
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	466,880

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(e)	4.626%	06/06/2033	$ 830,000	$ 774,025
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	575,000	440,402
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	98,653
Regions Financial Corp. (Banks)		2.250%	05/18/2025	345,000	331,707
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	2.875%	10/15/2026	50,000	46,196
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	75,000	67,466
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	42,355
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	46,731
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	339,877
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	182,446
Synovus Bank (Banks)		5.625%	02/15/2028	600,000	582,659
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	591,499
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	186,440
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(e)	5.900%	10/28/2026	500,000	502,480
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(e)	5.122%	01/26/2034	100,000	96,253
Truist Financial Corp. (Rate is fixed until 06/08/2033, at which point, the rate becomes SOFR + 236) (Banks)	(e)	5.867%	06/08/2034	250,000	253,065
Truist Financial Corp. (Rate is fixed until 01/24/2034, at which point, the rate becomes SOFR + 192) (Banks)	(e)	5.711%	01/24/2035	140,000	140,604
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(e)	4.967%	07/22/2033	550,000	519,908
U.S. Bancorp (Rate is fixed until 06/10/2033, at which point, the rate becomes SOFR + 226) (Banks)	(e)	5.836%	06/12/2034	400,000	407,702
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	175,000	173,422
USI Inc. (Insurance)	(b)	7.500%	01/15/2032	125,000	125,230
Wells Fargo & Co. (Rate is fixed until 07/25/2028, at which point, the rate becomes SOFR + 174) (Banks)	(e)	5.574%	07/25/2029	250,000	252,963
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes TSFR3M + 126) (Banks)	(e)	2.572%	02/11/2031	1,550,000	1,336,123
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(e)	4.897%	07/25/2033	550,000	530,012
Wells Fargo & Co. (Rate is fixed until 04/24/2033, at which point, the rate becomes SOFR + 202) (Banks)	(e)	5.389%	04/24/2034	150,000	149,066
Wells Fargo & Co. (Rate is fixed until 10/23/2033, at which point, the rate becomes SOFR + 206) (Banks)	(e)	6.491%	10/23/2034	200,000	214,515
Wells Fargo & Co. (Rate is fixed until 01/23/2034, at which point, the rate becomes SOFR + 178) (Banks)	(e)	5.499%	01/23/2035	400,000	400,942
					46,398,617
Health Care–2.7%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	475,000	464,194
AbbVie, Inc. (Biotechnology)		5.400%	03/15/2054	750,000	771,971
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	45,500
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	600,000	518,033
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	342,860
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	364,947
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	340,000	346,445
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	710,000	675,896
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	183,640
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	71,071
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	22,536
Bausch Health Americas, Inc. (Pharmaceuticals)	(b)	8.500%	01/31/2027	50,000	29,385
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	25,000	15,577
Bayer U.S. Finance LLC (Pharmaceuticals)	(b)	3.375%	10/08/2024	775,000	763,960
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	264,000	239,059
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	131,765
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	825,000	551,742
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	245,000	228,939
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	925,000	898,295
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	234,850
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	207,317
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	190,251
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	50,000	47,674
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	23,010
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	50,000	36,056
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	75,000	61,156

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	$ 525,000	$ 500,514
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	445,668
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	770,000	488,035
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	530,000	517,219
Embecta Corp. (Health Care Equip. & Supplies)	(b)	6.750%	02/15/2030	50,000	43,322
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	405,000	457,077
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	165,000	168,377
Grifols SA (Biotechnology)	(b)	4.750%	10/15/2028	200,000	165,472
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	90,000	90,255
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	414,474
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	385,000	390,768
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	69,198
LifePoint Health, Inc. (Health Care Providers & Svs.)	(b)	5.375%	01/15/2029	75,000	61,796
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	50,000	45,510
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	165,404
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(b)	6.250%	04/01/2029	25,000	25,112
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(b)	8.625%	07/20/2030	25,000	26,931
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.450%	05/19/2028	350,000	345,020
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	344,604
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	273,414
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.125%	01/15/2028	75,000	73,029
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	702,000	442,096
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	436,346
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	296,782
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	489,837
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	75,000	74,731
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	23,238
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	6.750%	05/15/2031	25,000	25,456
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	350,000	341,915
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	485,609
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	725,000	499,417
					15,692,755
Industrials–3.6%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	520,000	528,021
Air Lease Corp. (Trading Companies & Distributors)		5.100%	03/01/2029	300,000	298,010
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	763,918
Allegion PLC (Building Products)		3.500%	10/01/2029	825,000	760,651
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	50,000	50,640
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.625%	07/15/2026	21,000	20,986
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	200,000	172,085
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	4.000%	01/15/2028	25,000	23,406
Artera Services LLC (Construction & Engineering)	(b)	8.500%	02/15/2031	25,000	25,631
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.550%	05/30/2033	405,000	398,269
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.800%	04/15/2034	200,000	199,797
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	700,000	472,774
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	125,000	122,061
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(b)	6.500%	08/01/2030	25,000	25,368
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	959,604
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	250,000	215,914
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	331,145
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	464,882
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	346,928
Camelot Return Merger Sub, Inc. (Building Products)	(b)	8.750%	08/01/2028	25,000	25,681
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	82,666
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	175,000	148,870
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	64,010
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	505,478
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	136,630
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	110,000	121,124
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	100,000	92,513
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	625,000	600,174
Concentrix Corp. (Professional Svs.)		6.650%	08/02/2026	245,000	246,874
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	50,000	46,925
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	50,000	46,153
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	716,053
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	148,101
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.900%	05/01/2033	215,000	210,767
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	5.200%	10/30/2034	600,000	598,228

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	$ 350,000	$ 338,283
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	125,000	114,948
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	50,000	47,910
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	50,000	44,752
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	686,100
GXO Logistics, Inc. (Air Freight & Logistics)		2.650%	07/15/2031	670,000	545,480
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	75,000	69,726
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(b)	3.875%	12/15/2028	50,000	45,774
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	400,000	401,309
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	75,000	75,643
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	440,000	421,656
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	256,458
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	850,000	798,402
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	50,000	47,508
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	23,123
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	91,488
Masco Corp. (Building Products)		3.500%	11/15/2027	350,000	330,606
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	50,000	50,171
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	23,008
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	779,562
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(b)	3.450%	07/01/2024	500,000	496,936
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(b)	5.350%	01/12/2027	75,000	75,054
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	680,000	681,293
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	650,000	652,971
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	75,000	75,816
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	75,000	75,742
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	100,000	97,776
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	600,000	575,777
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	200,000	195,751
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,330
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,078
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	25,485
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	50,000	50,515
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	499,580
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	450,559
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	75,000	72,987
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	24,385
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	22,400
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	35,276
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	577,229
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	6.500%	06/15/2027	50,000	49,421
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	100,000	102,094
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,257
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	49,042
White Cap Parent LLC (Building Products)	(b)(d)	8.250%, 9.000% PIK	03/15/2026	50,000	49,951
Xylem, Inc. (Machinery)		2.250%	01/30/2031	705,000	594,158
					20,768,107
Information Technology–1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	568,081
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	615,149
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	338,431
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	175,000	160,058
Boxer Parent Co., Inc. (Software)	(b)	9.125%	03/01/2026	50,000	49,981
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	269,492
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	510,000	437,024
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	11,938
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	50,000	51,882
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	445,717
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (Software)	(b)	8.000%	06/15/2029	50,000	51,832
Central Parent, Inc. / CDK Global, Inc. (Software)	(b)	7.250%	06/15/2029	75,000	76,561
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	47,448
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	71,934
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	100,000	94,184
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	23,761
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	100,000	88,901
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	44,995
Entegris, Inc. (Semiconductors & Equip.)	(b)	4.750%	04/15/2029	25,000	23,959
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	50,000	49,408

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Fortinet, Inc. (Software)		1.000%	03/15/2026	$ 670,000	$ 616,392
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(b)	5.250%	12/01/2027	25,000	24,449
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	220,000	215,072
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	525,000	497,462
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	200,000	183,409
Microchip Technology, Inc. (Semiconductors & Equip.)		5.050%	03/15/2029	245,000	245,037
NCR Voyix Corp. (Software)	(b)	5.000%	10/01/2028	25,000	23,304
NCR Voyix Corp. (Software)	(b)	5.250%	10/01/2030	50,000	45,238
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	25,850
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	44,550
Oracle Corp. (Software)		6.250%	11/09/2032	600,000	641,965
Oracle Corp. (Software)		3.600%	04/01/2050	700,000	505,733
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	75,000	64,243
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	493,613
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	8.250%	12/15/2029	25,000	26,862
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	39,000	44,433
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	46,323
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	45,000
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	365,640
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	75,000	68,025
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	50,000	50,936
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	552,751
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	42,900
VMware LLC (Software)		1.400%	08/15/2026	240,000	219,182
VMware LLC (Software)		2.200%	08/15/2031	190,000	154,619
Vontier Corp. (Electronic Equip., Instr. & Comp.)		1.800%	04/01/2026	465,000	431,530
					9,195,254
Materials–1.1%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	275,000	254,250
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	775,000	659,414
ARD Finance SA (Containers & Packaging)	(b)(d)	6.500%, 7.250% PIK	06/30/2027	200,000	66,929
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,662
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,238
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	21,246
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	50,000	46,372
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	4.875%	03/01/2031	50,000	45,299
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.000%	03/15/2032	25,000	25,330
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	275,000	270,198
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	50,000	47,239
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	24,219
Element Solutions, Inc. (Chemicals)	(b)	3.875%	09/01/2028	50,000	45,867
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	450,000	444,540
Glencore Funding LLC (Metals & Mining)	(b)	1.625%	04/27/2026	475,000	440,439
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	400,000	273,781
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	50,000	44,966
International Flavors & Fragrances, Inc. (Chemicals)	(b)	1.832%	10/15/2027	450,000	399,022
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	08/15/2026	50,000	50,938
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	9.250%	04/15/2027	50,000	49,602
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	50,000	46,035
Olympus Water U.S. Holding Corp. (Chemicals)	(b)	9.750%	11/15/2028	200,000	213,043
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.625%	05/13/2027	38,000	38,021
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.250%	05/15/2031	25,000	25,463
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	675,000	668,286
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	475,000	460,802
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	50,000	46,865
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	25,992
Smurfit Kappa Treasury ULC (Containers & Packaging)	(b)	5.777%	04/03/2054	500,000	506,250
SRS Distribution, Inc. (Construction Materials)	(b)	6.125%	07/01/2029	25,000	25,494
SRS Distribution, Inc. (Construction Materials)	(b)	6.000%	12/01/2029	125,000	127,688
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	125,000	121,253
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	222,193
W.R. Grace Holdings LLC (Chemicals)	(b)	4.875%	06/15/2027	25,000	23,760
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	50,000	44,745
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	600,000	576,512
					6,432,953
Real Estate–1.4%
Alexandria Real Estate Equities, Inc. (Office REITs)		1.875%	02/01/2033	930,000	706,514
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	650,000	550,263

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	$ 725,000	$ 690,984
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	626,303
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	486,548
Crown Castle, Inc. (Specialized REITs)		3.250%	01/15/2051	800,000	547,218
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	417,318
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	50,953
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	550,000	475,030
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	710,447
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	5.000%	08/15/2027	25,000	24,062
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	50,000	45,299
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	25,000	26,186
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	215,582
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	800,000	715,802
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	7.250%	07/15/2028	50,000	51,491
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	25,084
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	725,000	679,677
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.625%	06/15/2025	75,000	73,850
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	326,702
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	465,564
					7,910,877
Utilities–2.2%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	882,877
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	385,796
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	50,000	50,020
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	309,672
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	4.500%	02/15/2028	25,000	23,712
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.125%	03/15/2028	50,000	47,987
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	45,865
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	21,893
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	412,303
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	95,031
Constellation Energy Generation LLC (Electric Utilities)		6.500%	10/01/2053	65,000	71,496
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	620,550
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	490,757
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	725,000	578,040
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	466,107
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	383,970
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	328,680
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electric Utilities)	(b)	6.625%	12/15/2030	125,000	126,199
Enel Finance International N.V. (Electric Utilities)	(b)	2.250%	07/12/2031	750,000	607,194
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	643,163
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,108,120
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	55,000	43,753
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	214,905
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	450,000	449,304
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	270,000	227,046
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	572,363
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	510,882
NextEra Energy Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	25,000	25,579
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	105,722
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	504,022
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	50,000	49,724
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	3,000	2,571
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	191,285
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	610,929
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	551,594
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(e)	4.000%	01/15/2051	700,000	672,954
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	49,432
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	22,792
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	71,431
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	50,000	51,974
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	73,841
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	50,000	52,364
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	167,930
					12,921,829
Total Corporate Bonds (Cost $179,106,133)					$161,875,034

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities–24.4%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	3.000%	04/15/2054	$ 3,000,000	$ 2,580,633
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	852,083	778,535
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,577,765	2,429,089
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,323,276	1,103,823
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,566,641	3,001,805
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,774,765	4,627,601
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	1,873,923	1,491,643
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,051,117	882,096
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,320,163	2,643,433
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,376,621	2,683,651
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,450,313	1,209,146
Fannie Mae Pool FN BU3058	2.500%	12/01/2051	5,627,844	4,663,362
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,737,649	2,729,660
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	969,070	945,731
Fannie Mae Pool FN BW9916	5.000%	10/01/2052	692,717	677,347
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,488,136	1,483,788
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	886,019	832,035
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,397,443	1,269,848
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,725,180	1,442,093
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,671,224	2,318,909
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,679,990	1,340,873
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,220,202	1,855,529
Fannie Mae Pool FN CA9390	2.500%	03/01/2051	2,729,816	2,257,394
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	4,956,885	4,111,171
Fannie Mae Pool FN CB3026	3.500%	03/01/2052	2,609,697	2,335,812
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,488,797	4,371,999
Fannie Mae Pool FN CB3586	3.000%	05/01/2052	3,524,844	3,036,283
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	1,967,871	1,714,236
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	1,028,703	940,960
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	639,573	606,149
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	5,900,419	4,743,543
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,509,946	2,180,608
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,872,137	2,500,764
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,884,121	2,419,755
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,143,206	957,897
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,862,978	2,601,782
Fannie Mae Pool FN FS2041	2.000%	08/01/2051	3,622,944	2,879,195
Fannie Mae Pool FN FS2099	1.500%	04/01/2052	1,229,147	926,087
Fannie Mae Pool FN FS3024	4.000%	09/01/2052	1,530,480	1,419,518
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,127,692	1,073,823
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,986,467	3,016,018
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,519,756	1,210,858
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	695,170	644,617
Fannie Mae Pool FN MA4597	2.000%	05/01/2052	6,575,264	5,216,547
Fannie Mae Pool FN MA4732	4.000%	09/01/2052	1,857,359	1,722,599
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	765,639	709,024
Fannie Mae Pool FN MA5167	6.500%	10/01/2053	1,399,988	1,430,282
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,531,768	2,471,409
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	753,731	736,845
Freddie Mac Pool FR QF2557	4.500%	10/01/2052	255,422	243,208
Freddie Mac Pool FR QF5585	4.500%	11/01/2052	737,305	703,474
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	5,316,121	4,259,124
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,199,853	1,749,579
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	2,594,710	2,323,399
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	799,387	691,069
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,958,732	1,632,819
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	4,978,843	4,498,977
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	933,900	866,190
Freddie Mac Pool FR SD2018	3.000%	11/01/2050	1,709,785	1,478,282
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	658,976	640,340
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	1,944,821	1,465,249
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,495,922	1,192,468
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	2,738,715	2,368,028
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	719,868	667,760
Freddie Mac Pool FR SD8211	2.000%	05/01/2052	5,972,087	4,730,089
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	582,951	521,992
Freddie Mac Pool FR SD8219	2.500%	06/01/2052	1,150,384	951,108
Freddie Mac Pool FR SD8275	4.500%	12/01/2052	616,443	586,986
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,914,135	1,931,433
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	644,669	575,592
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,224,504	1,086,004

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	$ 3,076,217	$ 3,023,904
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,444,613	1,443,663
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	910,151	918,643
Total U.S. Government Agency Mortgage-Backed Securities (Cost $158,640,854)				$141,775,185

Investment Companies–7.4%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $3,046,662)	(f)(g)	340,213	$ 2,980,264
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 06/28/2021 through 02/27/2024, Cost $17,522,731)	(f)(g)	2,094,661	17,762,729
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 08/28/2023, Cost $22,222,113)	(g)(h)	2,520,211	22,278,663
Total Investment Companies (Cost $42,791,506)			$43,021,656

Asset-Backed / Mortgage-Backed Securities–5.0%		Rate	Maturity	Face Amount	Value
Financials–5.0%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 175,779
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	167,489
BANK 2022-BNK40 A4		3.393%	03/15/2064	660,000	589,179
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	929,472
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	471,486
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	95,468
Chesapeake Funding II LLC 2020-1A D	(b)	2.830%	08/15/2032	150,000	148,404
Ford Credit Auto Owner Trust 2023-1 C	(b)	5.580%	08/15/2035	3,000,000	2,988,381
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	337,336
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	336,870
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	395,038
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,764,447	1,413,626
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	730,859	699,691
Invitation Homes 2018-SFR4 B	(b)	TSFR1M + 136	01/17/2038	2,999,862	3,003,142
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,304,402	1,089,125
J.P. Morgan Mortgage Trust 2023-4 1A2	(b)	6.000%	11/25/2053	1,789,944	1,782,601
J.P. Morgan Mortgage Trust 2023-6 A2	(b)	6.000%	12/26/2053	1,351,797	1,347,097
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,759,824	1,393,379
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,735,595	1,390,510
MMAF Equipment Finance LLC 2020-A A5	(b)	1.560%	10/09/2042	750,000	665,841
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	122,980	111,364
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	805,484
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	936,153
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	777,761
Progress Residential 2023-SFR2 D	(b)	4.500%	10/17/2028	150,000	139,973
Progress Residential 2023-SFR2 E1	(b)	4.750%	10/17/2028	200,000	183,794
Progress Residential 2024-SFR1 D	(b)	3.750%	02/17/2041	500,000	450,514
Santander Consumer Auto Receivables Trust 2020-BA D	(b)	2.140%	12/15/2026	530,000	522,739
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	301,919	298,090
Santander Drive Auto Receivables Trust 2023-1 C		5.090%	05/15/2030	2,400,000	2,372,661
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	123,441	118,192
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	304,215	277,118
World Omni Auto Receivables Trust 2023-A B		5.030%	05/15/2029	2,420,000	2,405,123
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	245,035
Total Asset-Backed / Mortgage-Backed Securities (Cost $30,947,156)					$29,063,915

Sovereign Debt Issues–0.2%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$ 625,000	$ 593,401
Mexico Government International Bond		4.500%	01/31/2050	775,000	609,433
Total Sovereign Debt Issues (Cost $1,476,992)					$1,202,834
Total Investments – 97.9% (Cost $622,829,838)	(i)				$568,932,797
Other Assets in Excess of Liabilities – 2.1%					12,382,376
Net Assets – 100.0%					$581,315,173

Percentages are stated as a percent of net assets.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 4.210% at 3/31/2024
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 5.340% at 3/31/2024
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.130% at 3/31/2024
TSFR1M:	Monthly CME Term Secured Overnight Financing Rate ("SOFR"), 5.329% at 3/31/2024
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 5.298% at 3/31/2024
UMBS TBA:	Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.

Footnotes:
(a)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2024. The value of securities pledged totaled $1,154,816. See also the following Schedule of Open Futures Contracts.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2024, the value of these securities totaled $51,511,805, or 8.9% of the Portfolio’s net assets.
(c)	Represents a security that is in default and deemed to be non-income producing.
(d)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(e)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2024.
(f)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(g)	Represents a security deemed to be restricted. At March 31, 2024, the value of restricted securities in the Portfolio totaled $43,021,656, or 7.4% of the Portfolio’s net assets.
(h)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	56	June 18, 2024	$6,179,417	$6,204,625	$25,208	$(4,376)
CBT 10-Year U.S. Ultra Bond - Long	263	June 18, 2024	29,929,783	30,142,266	212,483	4,109
CBT 2-Year U.S. Treasury Note - Long	100	June 28, 2024	20,463,654	20,448,438	(15,216)	(20,312)
CBT 5-Year U.S. Treasury Note - Long	694	June 28, 2024	74,134,905	74,268,844	133,939	(81,328)
			$130,707,759	$131,064,173	$356,414	$(101,907)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	242	June 18, 2024	$(30,909,284)	$(31,218,000)	$(308,716)	$(113,437)
CBT U.S. Long Bond - Short	7	June 18, 2024	(831,925)	(843,063)	(11,138)	(1,750)
			$(31,741,209)	$(32,061,063)	$(319,854)	$(115,187)
Total Futures Contracts			$98,966,550	$99,003,110	$36,560	$(217,094)
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–99.2%		Shares	Value
Communication Services–5.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	27,270	$ 4,115,861
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	20,641	3,142,799
AT&T, Inc. (Diversified Telecom. Svs.)		36,708	646,061
Electronic Arts, Inc. (Entertainment)		106,581	14,140,101
Take-Two Interactive Software, Inc. (Entertainment)	(a)	32,566	4,835,725
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		33,212	5,420,863
Verizon Communications, Inc. (Diversified Telecom. Svs.)		209,492	8,790,284
			41,091,694
Consumer Discretionary–7.8%
Amazon.com, Inc. (Broadline Retail)	(a)	42,870	7,732,891
AutoZone, Inc. (Specialty Retail)	(a)	2,270	7,154,246
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		121	438,974
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,648	4,790,357
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		14,247	7,079,049
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		18,780	4,005,962
McDonald's Corp. (Hotels, Restaurants & Leisure)		36,481	10,285,818
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	6,397	7,221,445
PulteGroup, Inc. (Household Durables)		8,960	1,080,755
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		34,053	4,721,448
			54,510,945
Consumer Staples–20.5%
Altria Group, Inc. (Tobacco)		294,936	12,865,108
Brown-Forman Corp. Class B (Beverages)		22,761	1,174,923
Campbell Soup Co. (Food Products)		22,687	1,008,437
Church & Dwight Co., Inc. (Household Products)		109,574	11,429,664
Clorox Co. / The (Household Products)		26,332	4,031,693
Coca-Cola Co. / The (Beverages)		12,487	763,955
Colgate-Palmolive Co. (Household Products)		56,423	5,080,891
Constellation Brands, Inc. Class A (Beverages)		7,598	2,064,832
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		12,132	8,888,267
Dollar General Corp. (Consumer Staples Distribution & Retail)		4,275	667,157
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	9,343	1,244,020
General Mills, Inc. (Food Products)		198,366	13,879,669
Hershey Co. / The (Food Products)		21,187	4,120,872
Hormel Foods Corp. (Food Products)		123,748	4,317,568
J.M. Smucker Co. / The (Food Products)		13,451	1,693,077
Kellanova (Food Products)		110,614	6,337,076
Kenvue, Inc. (Personal Care Products)		362,864	7,787,061
Kimberly-Clark Corp. (Household Products)		47,029	6,083,201
Kraft Heinz Co. / The (Food Products)		18,014	664,717
Kroger Co. / The (Consumer Staples Distribution & Retail)		270,285	15,441,382
McCormick & Co., Inc. (Food Products)		14,666	1,126,495
Mondelez International, Inc. Class A (Food Products)		38,529	2,697,030
Monster Beverage Corp. (Beverages)	(a)	39,582	2,346,421
PepsiCo, Inc. (Beverages)		7,383	1,292,099
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Philip Morris International, Inc. (Tobacco)		11,770	$ 1,078,367
Procter & Gamble Co. / The (Household Products)		5,659	918,173
Tyson Foods, Inc. Class A (Food Products)		29,267	1,718,851
Walmart, Inc. (Consumer Staples Distribution & Retail)		368,499	22,172,585
			142,893,591
Financials–11.6%
Aon PLC Class A (Insurance)		12,970	4,328,348
Arch Capital Group Ltd. (Insurance)	(a)	160,156	14,804,821
Arthur J. Gallagher & Co. (Insurance)		37,907	9,478,266
Assurant, Inc. (Insurance)		13,565	2,553,476
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	25,102	10,555,893
Brown & Brown, Inc. (Insurance)		36,853	3,226,112
CBOE Global Markets, Inc. (Capital Markets)		46,245	8,496,594
CME Group, Inc. (Capital Markets)		13,936	3,000,281
FactSet Research Systems, Inc. (Capital Markets)		8,402	3,817,785
Fiserv, Inc. (Financial Services)	(a)	8,555	1,367,260
Globe Life, Inc. (Insurance)		8,290	964,707
Intercontinental Exchange, Inc. (Capital Markets)		2,055	282,419
Loews Corp. (Insurance)		56,287	4,406,709
Marsh & McLennan Cos., Inc. (Insurance)		28,952	5,963,533
Travelers Cos., Inc. / The (Insurance)		10,058	2,314,748
Visa, Inc. (Financial Services)		3,759	1,049,062
W.R. Berkley Corp. (Insurance)		36,429	3,221,781
Willis Towers Watson PLC (Insurance)		3,299	907,225
			80,739,020
Health Care–23.1%
AbbVie, Inc. (Biotechnology)		119,772	21,810,481
Amgen, Inc. (Biotechnology)		19,844	5,642,046
Becton Dickinson & Co. (Health Care Equip. & Supplies)		51,187	12,666,223
Biogen, Inc. (Biotechnology)	(a)	4,444	958,260
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	17,376	1,190,082
Bristol-Myers Squibb Co. (Pharmaceuticals)		264,198	14,327,457
Cardinal Health, Inc. (Health Care Providers & Svs.)		27,742	3,104,330
Cencora, Inc. (Health Care Providers & Svs.)		38,644	9,390,106
Gilead Sciences, Inc. (Biotechnology)		142,839	10,462,957
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	35,992	2,718,116
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	30,602	2,385,732
Humana, Inc. (Health Care Providers & Svs.)		12,890	4,469,221
Incyte Corp. (Biotechnology)	(a)	48,693	2,774,040
Johnson & Johnson (Pharmaceuticals)		113,996	18,033,027
McKesson Corp. (Health Care Providers & Svs.)		20,967	11,256,134
Merck & Co., Inc. (Pharmaceuticals)		124,786	16,465,513
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	13,443	5,522,788
Pfizer, Inc. (Pharmaceuticals)		6,440	178,710
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		49,088	6,534,104
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	7,323	7,048,314
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		427	77,910

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,013	$ 2,931,504
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,555	615,329
			160,562,384
Industrials–11.2%
AMETEK, Inc. (Electrical Equip.)		14,537	2,658,817
Broadridge Financial Solutions, Inc. (Professional Svs.)		288	59,000
Builders FirstSource, Inc. (Building Products)	(a)	2,802	584,357
Cintas Corp. (Commercial Svs. & Supplies)		4,215	2,895,831
Copart, Inc. (Commercial Svs. & Supplies)	(a)	108,858	6,305,055
Fortive Corp. (Machinery)		5,397	464,250
General Electric Co. (Aerospace & Defense)		21,563	3,784,953
Howmet Aerospace, Inc. (Aerospace & Defense)		18,060	1,235,846
Illinois Tool Works, Inc. (Machinery)		4,385	1,176,627
Ingersoll Rand, Inc. (Machinery)		22,534	2,139,603
L3Harris Technologies, Inc. (Aerospace & Defense)		3,181	677,871
Leidos Holdings, Inc. (Professional Svs.)		54,031	7,082,924
Lockheed Martin Corp. (Aerospace & Defense)		37,946	17,260,497
Northrop Grumman Corp. (Aerospace & Defense)		6,129	2,933,707
Parker-Hannifin Corp. (Machinery)		434	241,213
Republic Services, Inc. (Commercial Svs. & Supplies)		39,460	7,554,222
Rollins, Inc. (Commercial Svs. & Supplies)		96,988	4,487,635
Snap-on, Inc. (Machinery)		6,081	1,801,314
Trane Technologies PLC (Building Products)		872	261,774
TransDigm Group, Inc. (Aerospace & Defense)		3,011	3,708,348
Verisk Analytics, Inc. (Professional Svs.)		15,424	3,635,900
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,345	2,385,569
Waste Management, Inc. (Commercial Svs. & Supplies)		22,947	4,891,153
			78,226,466
Common Stocks (Continued)		Shares	Value
Information Technology–17.9%
Akamai Technologies, Inc. (IT Svs.)	(a)	39,174	$ 4,260,564
Apple, Inc. (Tech. Hardware, Storage & Periph.)		178,028	30,528,241
Arista Networks, Inc. (Communications Equip.)	(a)	4,086	1,184,858
Fair Isaac Corp. (Software)	(a)	8,820	11,021,560
Gartner, Inc. (IT Svs.)	(a)	2,434	1,160,215
Gen Digital, Inc. (Software)		1,987	44,509
International Business Machines Corp. (IT Svs.)		59,062	11,278,480
Microsoft Corp. (Software)		76,589	32,222,524
NVIDIA Corp. (Semiconductors & Equip.)		19,568	17,680,862
Oracle Corp. (Software)		16,069	2,018,427
Palo Alto Networks, Inc. (Software)	(a)	1,034	293,790
PTC, Inc. (Software)	(a)	8,430	1,592,764
Roper Technologies, Inc. (Software)		8,528	4,782,844
ServiceNow, Inc. (Software)	(a)	1,333	1,016,279
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,365	1,444,662
VeriSign, Inc. (IT Svs.)	(a)	21,827	4,136,435
			124,667,014
Materials–0.1%
Sherwin-Williams Co. / The (Chemicals)		2,119	735,992
Utilities–1.1%
Ameren Corp. (Multi-Utilities)		12,844	949,942
Atmos Energy Corp. (Gas Utilities)		17,531	2,083,910
Consolidated Edison, Inc. (Multi-Utilities)		26,193	2,378,587
DTE Energy Co. (Multi-Utilities)		20,738	2,325,559
			7,737,998
Total Common Stocks (Cost $601,103,091)			$691,165,104
Total Investments – 99.2% (Cost $601,103,091)	(b)		$691,165,104
Other Assets in Excess of Liabilities – 0.8%			5,344,884
Net Assets – 100.0%			$696,509,988

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Common Stocks–98.5%		Shares	Value
Communication Services–5.2%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	15,237	$ 2,319,985
Comcast Corp. Class A (Media)		58,085	2,517,985
Electronic Arts, Inc. (Entertainment)		14,967	1,985,672
			6,823,642
Consumer Discretionary–5.9%
Aptiv PLC (Automobile Components)	(a)	13,615	1,084,435
BorgWarner, Inc. (Automobile Components)		24,657	856,584
D.R. Horton, Inc. (Household Durables)		4,982	819,788
LKQ Corp. (Distributors)		38,566	2,059,810
Lowe's Cos., Inc. (Specialty Retail)		2,147	546,905
Ross Stores, Inc. (Specialty Retail)		15,847	2,325,706
			7,693,228
Consumer Staples–6.4%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		2,430	773,833
Philip Morris International, Inc. (Tobacco)		40,485	3,709,236
Walmart, Inc. (Consumer Staples Distribution & Retail)		64,277	3,867,547
			8,350,616
Energy–8.7%
Cactus, Inc. Class A (Energy Equip. & Svs.)		10,527	527,298
ChampionX Corp. (Energy Equip. & Svs.)		36,634	1,314,794
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,448	1,017,108
ConocoPhillips (Oil, Gas & Consumable Fuels)		13,276	1,689,769
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		18,580	2,375,267
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		19,523	821,137
Phillips 66 (Oil, Gas & Consumable Fuels)		21,942	3,584,006
			11,329,379
Financials–22.2%
American International Group, Inc. (Insurance)		12,332	963,992
Axis Capital Holdings Ltd. (Insurance)		33,386	2,170,758
Bank OZK (Banks)		29,500	1,341,070
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	11,015	4,632,028
Fiserv, Inc. (Financial Services)	(a)	22,668	3,622,800
JPMorgan Chase & Co. (Banks)		27,712	5,550,714
Mastercard, Inc. Class A (Financial Services)		7,469	3,596,846
MetLife, Inc. (Insurance)		12,429	921,113
MGIC Investment Corp. (Financial Services)		22,553	504,285
Raymond James Financial, Inc. (Capital Markets)		2,948	378,582
Wells Fargo & Co. (Banks)		91,163	5,283,808
			28,965,996
Health Care–18.2%
Amgen, Inc. (Biotechnology)		9,296	2,643,039
Cencora, Inc. (Health Care Providers & Svs.)		16,024	3,893,672
Elevance Health, Inc. (Health Care Providers & Svs.)		8,617	4,468,259
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		22,575	2,052,293
Gilead Sciences, Inc. (Biotechnology)		28,992	2,123,664
Merck & Co., Inc. (Pharmaceuticals)		14,805	1,953,520
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,475	4,307,143
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Roche Holding AG – ADR (Pharmaceuticals)		41,148	$ 1,313,444
United Therapeutics Corp. (Biotechnology)	(a)	4,035	926,920
			23,681,954
Industrials–17.2%
A.O. Smith Corp. (Building Products)		5,930	530,498
Allegion PLC (Building Products)		7,932	1,068,520
Builders FirstSource, Inc. (Building Products)	(a)	3,611	753,074
Curtiss-Wright Corp. (Aerospace & Defense)		2,033	520,326
Dover Corp. (Machinery)		5,288	936,981
EMCOR Group, Inc. (Construction & Engineering)		3,047	1,067,059
Emerson Electric Co. (Electrical Equip.)		18,965	2,151,010
Ferguson PLC (Trading Companies & Distributors)		8,486	1,853,597
Maximus, Inc. (Professional Svs.)		3,497	293,398
Middleby Corp. / The (Machinery)	(a)	3,632	583,989
nVent Electric PLC (Electrical Equip.)		24,472	1,845,189
Oshkosh Corp. (Machinery)		10,228	1,275,534
PACCAR, Inc. (Machinery)		15,900	1,969,851
Robert Half, Inc. (Professional Svs.)		24,398	1,934,274
RTX Corp. (Aerospace & Defense)		13,961	1,361,616
Textron, Inc. (Aerospace & Defense)		17,080	1,638,485
United Parcel Service, Inc. Class B (Air Freight & Logistics)		4,464	663,484
Veralto Corp. (Commercial Svs. & Supplies)		13,464	1,193,718
Westinghouse Air Brake Technologies Corp. (Machinery)		5,301	772,250
			22,412,853
Information Technology–8.8%
Accenture PLC Class A (IT Svs.)		5,652	1,959,040
Cisco Systems, Inc. (Communications Equip.)		20,129	1,004,638
EPAM Systems, Inc. (IT Svs.)	(a)	2,513	693,990
QUALCOMM, Inc. (Semiconductors & Equip.)		24,864	4,209,475
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		13,714	1,865,790
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		3,431	498,319
Texas Instruments, Inc. (Semiconductors & Equip.)		7,020	1,222,954
			11,454,206
Materials–3.7%
BHP Group Ltd. – ADR (Metals & Mining)		14,105	813,718
LyondellBasell Industries N.V. Class A (Chemicals)		10,321	1,055,632
PPG Industries, Inc. (Chemicals)		12,558	1,819,654
Steel Dynamics, Inc. (Metals & Mining)		7,183	1,064,736
			4,753,740
Real Estate–2.2%
Public Storage (Specialized REITs)		4,230	1,226,954
Weyerhaeuser Co. (Specialized REITs)		45,893	1,648,017
			2,874,971
Total Common Stocks (Cost $104,946,652)			$128,340,585
Total Investments – 98.5% (Cost $104,946,652)	(b)		$128,340,585
Other Assets in Excess of Liabilities – 1.5%			2,004,348
Net Assets – 100.0%			$130,344,933

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio (Continued)

Schedule of Investments	March 31, 2024 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Balanced Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Exchange Traded Funds–99.0%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		1,323,411	$ 66,911,660
iShares Core MSCI EAFE ETF		500,457	37,143,919
iShares Core MSCI Emerging Markets ETF		263,302	13,586,383
iShares Core S&P 500 ETF		193,440	101,697,211
iShares Core U.S. Aggregate Bond ETF		2,180,194	213,528,200
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,155,608
iShares MSCI EAFE ETF		332,276	26,535,561
iShares MSCI Emerging Markets ETF		116,756	4,796,336
iShares Russell 1000 ETF		263,153	75,795,959
iShares Russell 1000 Value ETF		78,890	14,129,988
Total Exchange Traded Funds (Cost $526,550,796)			$581,280,825
Total Investments – 99.0% (Cost $526,550,796)	(a)		$581,280,825
Other Assets in Excess of Liabilities – 1.0%	(b)		6,145,347
Net Assets – 100.0%			$587,426,172

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $5,105,588 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Long	268	June 17, 2024	$17,802,050	$17,508,440	$(293,610)	$(28,140)
EUR Currency Future - Long	98	June 17, 2024	13,466,682	13,256,338	(210,344)	(43,488)
CAD Currency Future - Long	199	June 18, 2024	14,796,928	14,714,060	(82,868)	38,805
CBT 10-Year U.S. Treasury Note - Long	299	June 18, 2024	33,029,390	33,128,266	98,876	(23,359)
MOD S&P TSX 60 Index - Long	48	June 20, 2024	9,361,826	9,506,803	144,977	25,036
CME E-mini S&P 500 Index - Long	65	June 21, 2024	16,856,127	17,252,625	396,498	(41,800)
EUX Euro Stoxx 50 Index - Long	118	June 21, 2024	6,284,758	6,422,501	137,743	7,168
MSCI EAFE Index - Long	54	June 21, 2024	6,344,172	6,364,170	19,998	(16,489)
MSCI Emerging Markets Index - Long	213	June 21, 2024	11,276,938	11,171,850	(105,088)	45,795
			$129,218,871	$129,325,053	$106,182	$(36,472)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	June 17, 2024	$(1,115,557)	$(1,086,394)	$29,163	$731
EUR Currency Future - Short	3	June 17, 2024	(412,170)	(405,806)	6,364	1,331
CBT U.S. Ultra Bond - Short	180	June 18, 2024	(23,016,397)	(23,220,000)	(203,603)	(84,375)
CBT U.S. Long Bond - Short	103	June 18, 2024	(12,272,810)	(12,405,063)	(132,253)	(25,750)
			$(36,816,934)	$(37,117,263)	$(300,329)	$(108,063)
Total Futures Contracts			$92,401,937	$92,207,790	$(194,147)	$(144,535)
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Moderate Growth Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Exchange Traded Funds–99.0%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		235,963	$ 11,930,289
iShares Core MSCI EAFE ETF		749,594	55,634,867
iShares Core MSCI Emerging Markets ETF		440,383	22,723,763
iShares Core S&P 500 ETF		277,219	145,742,345
iShares Core U.S. Aggregate Bond ETF		1,811,264	177,395,196
iShares MSCI EAFE ETF		171,847	13,723,701
iShares MSCI Emerging Markets ETF		115,281	4,735,743
iShares Russell 1000 ETF		205,454	59,176,916
iShares Russell 1000 Value ETF		56,553	10,129,208
Total Exchange Traded Funds (Cost $408,233,359)			$501,192,028
Total Investments – 99.0% (Cost $408,233,359)	(a)		$501,192,028
Other Assets in Excess of Liabilities – 1.0%	(b)		5,148,193
Net Assets – 100.0%			$506,340,221

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $4,018,286 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Long	225	June 17, 2024	$14,945,740	$14,699,250	$(246,490)	$(23,625)
EUR Currency Future - Long	78	June 17, 2024	10,718,379	10,550,963	(167,416)	(34,613)
CAD Currency Future - Long	159	June 18, 2024	11,822,671	11,756,460	(66,211)	31,005
MOD S&P TSX 60 Index - Long	51	June 20, 2024	9,946,938	10,100,978	154,040	26,600
CME E-mini S&P 500 Index - Long	43	June 21, 2024	11,150,976	11,413,275	262,299	(29,900)
EUX Euro Stoxx 50 Index - Long	99	June 21, 2024	5,272,799	5,388,370	115,571	6,014
MSCI EAFE Index - Long	70	June 21, 2024	8,223,928	8,249,850	25,922	(26,115)
MSCI Emerging Markets Index - Long	117	June 21, 2024	6,194,374	6,136,650	(57,724)	25,155
			$78,275,805	$78,295,796	$19,991	$(25,479)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	156	June 18, 2024	$(19,947,544)	$(20,124,000)	$(176,456)	$(73,125)
CBT U.S. Long Bond - Short	85	June 18, 2024	(10,128,047)	(10,237,188)	(109,141)	(21,250)
			$(30,075,591)	$(30,361,188)	$(285,597)	$(94,375)
Total Futures Contracts			$48,200,214	$47,934,608	$(265,606)	$(119,854)
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP iShares Managed Risk Growth Portfolio

Schedule of Investments	March 31, 2024 (Unaudited)
Exchange Traded Funds–98.1%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		290,579	$ 14,691,674
iShares Core MSCI EAFE ETF		1,072,242	79,581,801
iShares Core MSCI Emerging Markets ETF		611,134	31,534,514
iShares Core S&P 500 ETF		354,918	186,591,040
iShares Core U.S. Aggregate Bond ETF		703,321	68,883,259
iShares MSCI EAFE ETF		107,703	8,601,162
iShares MSCI Emerging Markets ETF		94,839	3,895,986
iShares Russell 1000 ETF		164,834	47,477,137
iShares Russell 1000 Value ETF		45,759	8,195,895
Total Exchange Traded Funds (Cost $345,170,048)			$449,452,468
Total Investments – 98.1% (Cost $345,170,048)	(a)		$449,452,468
Other Assets in Excess of Liabilities – 1.9%	(b)		8,718,894
Net Assets – 100.0%			$458,171,362

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $4,195,533 of cash pledged as collateral for the futures contracts outstanding at March 31, 2024. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2024 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Long	199	June 17, 2024	$13,218,687	$13,000,670	$(218,017)	$(20,895)
EUR Currency Future - Long	68	June 17, 2024	9,344,228	9,198,275	(145,953)	(30,175)
CAD Currency Future - Long	216	June 18, 2024	16,060,987	15,971,040	(89,947)	42,120
MOD S&P TSX 60 Index - Long	70	June 20, 2024	13,652,664	13,864,088	211,424	36,510
CME E-mini S&P 500 Index - Long	79	June 21, 2024	20,486,677	20,968,575	481,898	988
EUX Euro Stoxx 50 Index - Long	88	June 21, 2024	4,686,939	4,789,662	102,723	5,346
MSCI EAFE Index - Long	21	June 21, 2024	2,467,180	2,474,955	7,775	(15,230)
MSCI Emerging Markets Index - Long	58	June 21, 2024	3,070,715	3,042,100	(28,615)	12,470
			$82,988,077	$83,309,365	$321,288	$31,134
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	139	June 18, 2024	$(17,773,773)	$(17,931,000)	$(157,227)	$(65,156)
CBT U.S. Long Bond - Short	76	June 18, 2024	(9,055,665)	(9,153,250)	(97,585)	(19,000)
			$(26,829,438)	$(27,084,250)	$(254,812)	$(84,156)
Total Futures Contracts			$56,158,639	$56,225,115	$66,476	$(53,022)
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2024 (Unaudited)
Open-End Mutual Funds–37.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	68,801	$ 1,940,874
DFA International Core Equity Portfolio Institutional	363,654	5,822,097
PIMCO Low Duration Institutional	2,547,479	23,334,907
PIMCO Total Return Institutional	2,953,707	25,283,728
Vanguard International Growth Fund Admiral Class	18,075	1,937,699
Western Asset Core Plus Bond IS	1,454,792	13,616,854
Total Open-End Mutual Funds		$71,936,159
Total Investments in Securities of Unaffiliated Issuers – 37.1% (Cost $78,996,119)		$71,936,159
Total Investments in Affiliates – 62.9% (Cost $116,191,204) (see schedule below)		122,075,041
Liabilities in Excess of Other Assets – 0.0%		(86,005)
Net Assets – 100.0%		$193,925,195

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2024 (Unaudited)

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2024	Value at March 31, 2024
Open-End Mutual Funds – 62.9%
AVIP AB Mid Cap Core Portfolio	(a)	$1,965,298	$21,029	$225,415	$(192,664)	$369,451	60,421	$1,937,699
AVIP AB Relative Value Portfolio	(a)	1,965,298	—	215,537	30,379	157,559	158,698	1,937,699
AVIP AB Small Cap Portfolio	(a)	1,965,298	54,242	202,558	27,560	93,157	146,352	1,937,699
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,861,191	26,697	555,849	141,646	277,111	481,117	7,750,796
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,930,595	14,815	499,415	(61,506)	490,909	108,463	3,875,398
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,895,893	958	649,313	44,844	520,715	294,185	5,813,097
AVIP Bond Portfolio	(a)	15,722,381	241,864	418,357	(4,657)	(39,638)	917,254	15,501,593
AVIP Federated Core Plus Bond Portfolio	(a)	29,479,465	524,816	716,866	(77,948)	(143,981)	3,229,499	29,065,486
AVIP Federated High Income Bond Portfolio	(a)	9,826,488	33,731	277,311	7,750	97,837	502,776	9,688,495
AVIP Nasdaq-100® Index Portfolio	(a)	1,965,298	34,958	225,038	56,770	105,711	101,557	1,937,699
AVIP S&P 500® Index Portfolio	(a)	27,514,167	96,874	3,208,720	807,202	1,918,264	632,349	27,127,787
AVIP S&P MidCap 400® Index Portfolio	(a)	13,757,084	177,426	1,663,620	(47,590)	1,340,594	600,172	13,563,894
Fidelity Advisor® Real Estate I	(a)	1,965,298	104,698	113,688	(23,156)	4,547	114,997	1,937,699
Total Open-End Mutual Funds					$708,630	$5,192,236		$122,075,041

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2024.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2024 (Unaudited)
Open-End Mutual Funds–31.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	559,675	$ 15,788,445
DFA International Core Equity Portfolio Institutional	2,465,203	39,467,903
PIMCO Low Duration Institutional	6,907,428	63,272,037
PIMCO Total Return Institutional	8,316,977	71,193,325
Vanguard International Growth Fund Admiral Class	147,040	15,762,678
Western Asset Core Plus Bond IS	4,226,387	39,558,980
Total Open-End Mutual Funds		$245,043,368
Total Investments in Securities of Unaffiliated Issuers – 31.1% (Cost $262,333,983)		$245,043,368
Total Investments in Affiliates – 68.9% (Cost $487,407,686) (see schedule below)		543,812,405
Liabilities in Excess of Other Assets – 0.0%		(328,798)
Net Assets – 100.0%		$788,526,975

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2024 (Unaudited)

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2024	Value at March 31, 2024
Open-End Mutual Funds – 68.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,761,879	$46,018	$635,722	$(226,523)	$935,687	245,754	$7,881,339
AVIP AB Relative Value Portfolio	(a)	31,047,515	—	2,527,160	350,498	2,654,504	2,581,929	31,525,357
AVIP AB Small Cap Portfolio	(a)	7,761,879	131,446	494,230	(709,115)	1,191,359	595,267	7,881,339
AVIP BlackRock Advantage International Equity Portfolio	(a)	54,333,150	77,223	2,168,320	64,623	2,862,699	3,424,542	55,169,375
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	15,523,757	1,072	1,473,641	23,690	1,687,800	441,161	15,762,678
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,761,879	40,007	736,045	179,605	635,893	773,439	7,881,339
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	31,047,515	—	2,547,491	666,610	2,358,723	1,595,413	31,525,357
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	15,523,757	172,735	1,335,903	(97,112)	1,499,201	648,670	15,762,678
AVIP Bond Portfolio	(a)	46,571,272	1,629,200	790,040	(29,009)	(93,388)	2,798,109	47,288,035
AVIP Federated Core Plus Bond Portfolio	(a)	77,618,786	2,933,132	1,164,940	(126,430)	(447,156)	8,757,044	78,813,392
AVIP Federated High Income Bond Portfolio	(a)	23,285,636	512,015	410,067	13,059	243,375	1,226,986	23,644,018
AVIP Nasdaq-100® Index Portfolio	(a)	7,761,879	96,476	621,392	(266,506)	910,882	413,068	7,881,339
AVIP S&P 500® Index Portfolio	(a)	124,190,058	17,637	10,509,402	2,666,239	9,736,896	2,939,427	126,101,428
AVIP S&P MidCap 400® Index Portfolio	(a)	77,618,786	630,422	6,862,290	1,240,216	6,186,258	3,487,318	78,813,392
Fidelity Advisor® Real Estate I	(a)	7,761,879	466,176	273,788	(79,192)	6,264	467,735	7,881,339
Total Open-End Mutual Funds					$3,670,653	$30,368,997		$543,812,405

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2024.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2024 (Unaudited)
Open-End Mutual Funds–22.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,072,229	$ 30,247,588
DFA International Core Equity Portfolio Institutional	6,612,007	105,858,224
PIMCO Low Duration Institutional	4,962,480	45,456,320
PIMCO Total Return Institutional	8,852,003	75,773,145
Vanguard International Growth Fund Admiral Class	281,701	30,198,370
Western Asset Core Plus Bond IS	4,858,142	45,472,211
Total Open-End Mutual Funds		$333,005,858
Total Investments in Securities of Unaffiliated Issuers – 22.1% (Cost $334,765,430)		$333,005,858
Total Investments in Affiliates – 77.9% (Cost $1,042,756,660) (see schedule below)		1,177,736,444
Liabilities in Excess of Other Assets – 0.0%		(513,795)
Net Assets – 100.0%		$1,510,228,507

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2024 (Unaudited)

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2024	Value at March 31, 2024
Open-End Mutual Funds – 77.9%
AVIP AB Mid Cap Core Portfolio	(a)	$14,811,234	$79,005	$1,145,690	$(417,781)	$1,772,417	470,820	$15,099,185
AVIP AB Relative Value Portfolio	(a)	74,056,170	—	5,738,017	791,813	6,385,960	6,183,122	75,495,926
AVIP AB Small Cap Portfolio	(a)	29,622,468	504,270	1,771,556	(4,088,348)	5,931,536	2,280,844	30,198,370
AVIP BlackRock Advantage International Equity Portfolio	(a)	118,489,871	233,374	4,328,696	134,832	6,264,101	7,498,043	120,793,482
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	59,244,936	—	5,393,012	389,958	6,154,859	1,690,365	60,396,741
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	29,622,468	65,278	2,608,769	634,386	2,485,007	2,963,530	30,198,370
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	88,867,403	—	6,943,736	960,287	7,711,157	4,584,773	90,595,111
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	44,433,702	490,626	3,649,110	(865,575)	4,887,913	1,864,097	45,297,556
AVIP Bond Portfolio	(a)	59,244,936	2,330,074	1,023,067	(27,745)	(127,457)	3,573,772	60,396,741
AVIP Federated Core Plus Bond Portfolio	(a)	103,678,637	4,338,903	1,556,610	(169,077)	(597,557)	11,743,811	105,694,296
AVIP Federated High Income Bond Portfolio	(a)	29,622,468	763,466	514,846	15,263	312,019	1,567,118	30,198,370
AVIP Nasdaq-100® Index Portfolio	(a)	29,622,468	235,212	2,122,877	(916,678)	3,380,245	1,582,724	30,198,370
AVIP S&P 500® Index Portfolio	(a)	281,413,444	—	22,681,727	5,570,844	22,581,958	6,687,285	286,884,519
AVIP S&P MidCap 400® Index Portfolio	(a)	177,734,807	1,303,219	14,878,331	2,692,219	14,338,308	8,017,266	181,190,222
Fidelity Advisor® Real Estate I	(a)	14,811,234	865,796	437,298	(77,821)	(62,726)	896,094	15,099,185
Total Open-End Mutual Funds					$4,626,577	$81,417,740		$1,177,736,444

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2024.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2024 (Unaudited)
Open-End Mutual Funds–17.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	379,000	$ 10,691,593
DFA International Core Equity Portfolio Institutional	2,003,264	32,072,252
PIMCO Low Duration Institutional	389,786	3,570,441
PIMCO Total Return Institutional	834,359	7,142,115
Vanguard International Growth Fund Admiral Class	66,382	7,116,152
Total Open-End Mutual Funds		$60,592,553
Total Investments in Securities of Unaffiliated Issuers – 17.0% (Cost $56,829,447)		$60,592,553
Total Investments in Affiliates – 83.0% (Cost $259,835,253) (see schedule below)		295,320,308
Liabilities in Excess of Other Assets – 0.0%		(138,162)
Net Assets – 100.0%		$355,774,699

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2024 (Unaudited)

Affiliate		Value at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2024	Value at March 31, 2024
Open-End Mutual Funds – 83.0%
AVIP AB Mid Cap Core Portfolio	(a)	$3,432,499	$8,210	$198,128	$(72,490)	$387,985	110,947	$3,558,076
AVIP AB Relative Value Portfolio	(a)	20,594,996	—	1,251,822	165,444	1,839,838	1,748,440	21,348,456
AVIP AB Small Cap Portfolio	(a)	10,297,498	167,741	432,412	(1,067,061)	1,708,462	806,211	10,674,228
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,757,493	295,504	960,325	21,275	2,024,889	2,429,475	39,138,836
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,594,996	2,745	1,532,855	43,424	2,240,146	597,494	21,348,456
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,864,999	94,402	566,530	135,226	588,055	698,347	7,116,152
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	24,027,495	46,727	1,528,878	122,222	2,238,966	1,260,452	24,906,532
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,729,997	87,223	831,209	(199,344)	1,445,637	585,691	14,232,304
AVIP Bond Portfolio	(a)	6,864,999	411,950	144,074	(19,076)	2,353	421,074	7,116,152
AVIP Federated Core Plus Bond Portfolio	(a)	10,297,498	643,662	192,574	(9,125)	(65,233)	1,186,025	10,674,228
AVIP Federated High Income Bond Portfolio	(a)	3,432,499	156,193	69,070	(669)	39,123	184,643	3,558,076
AVIP Nasdaq-100® Index Portfolio	(a)	10,297,498	257,627	738,681	(323,416)	1,181,200	559,446	10,674,228
AVIP S&P 500® Index Portfolio	(a)	65,217,487	6,721	4,162,841	1,038,217	5,503,860	1,575,838	67,603,444
AVIP S&P MidCap 400® Index Portfolio	(a)	48,054,991	204,580	3,082,917	563,602	4,072,808	2,204,118	49,813,064
Fidelity Advisor® Real Estate I	(a)	3,432,499	243,118	85,379	(13,205)	(18,957)	211,162	3,558,076
Total Open-End Mutual Funds					$385,024	$23,189,132		$295,320,308

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2024.
The accompanying notes are an integral part of these financial statements.

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments	March 31, 2024 (Unaudited)
(1)Organization
AuguStarSM Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	AVIP Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
■	AVIP BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	AVIP BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
■	AVIP Fidelity Institutional AM® Equity Growth Portfolio – Capital appreciation by investing in common stocks of companies of any market capitalization that have above-average growth potential.
■	AVIP AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
■	AVIP AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
■	AVIP S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
■	AVIP BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
■	AVIP Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
■	AVIP Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	AVIP BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
■	AVIP BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
■	AVIP S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S& P MidCap 400® Index.
■	AVIP BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
■	AVIP AB Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	AVIP Federated Core Plus Bond Portfolio – Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
■	AVIP Intech U.S. Low Volatility Portfolio – Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
■	AVIP AB Relative Value Portfolio – Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
■	AVIP iShares Managed Risk Balanced Portfolio[1] – Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
■	AVIP iShares Managed Risk Moderate Growth Portfolio[1] – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
■	AVIP iShares Managed Risk Growth Portfolio[1] – Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
■	AVIP Moderately Conservative Model Portfolio[2] – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
■	AVIP Balanced Model Portfolio[2] – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
■	AVIP Moderate Growth Model Portfolio[2] – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
■	AVIP Growth Model Portfolio[2] – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

[1]	Collectively, the "AVIP iShares Managed Risk Portfolios".
[2]	Collectively, the "AVIP Model Portfolios".
Each of the AVIP iShares Managed Risk Portfolios and the AVIP Model Portfolios are a “Fund of Funds”, which means each Portfolio invests primarily in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow the Portfolio to achieve its investment objective.
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of the Fund.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
The Fund issues its shares to separate accounts of AuguStarSM Life Insurance Company ("ALIC"), AuguStarSM Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP AB Risk Managed Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP iShares Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP iShares Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP iShares Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Board periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Ohio National Investments, Inc. (“ONI”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.   Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by ONI's Pricing Committee, which is subjected to oversight by the Board.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2024:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$206,665,092	$—
	Asset-Backed Securities***	—	4,663,375	—
	U.S. Treasury Obligations	—	3,864,610	—
		$ —	$215,193,077	$ —
AVIP BlackRock Balanced Allocation	Common Stocks***	$315,195,857	$—	$—
	Corporate Bonds***	—	94,760,923	—
	U.S. Treasury Obligations	—	7,155,313	—
	Asset-Backed Securities***	—	2,152,468	—
		$315,195,857	$104,068,704	$ —
	Long Futures Contracts	$56,154	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$—	$351,643,060	$—
	Preferred Securities***	—	400,924	—
		$ —	$352,043,984	$ —
	Long Futures Contracts	$41,521	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$120,936,452	$7,625,094	$—
AVIP AB Small Cap	Common Stocks***	$117,876,147	$—	$—
	Exchange Traded Funds	704,786	—	—
		$118,580,933	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$82,654,415	$—	$—
	Exchange Traded Funds	95,022	—	—
		$82,749,437	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,227,211,273	$—	$—
	U.S. Treasury Obligations	—	198,484	—
		$1,227,211,273	$198,484	$ —
	Long Futures Contracts	$53,726	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$205,370,281	$—	$—
	Long Futures Contracts	$12,580	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Federated High Income Bond	Corporate Bonds***	$—	$121,112,198	$—
	Common Stocks***	15,439	—	—
		$15,439	$121,112,198	$ —
AVIP Nasdaq-100® Index	Common Stocks***	$268,738,936	$—	$—
	U.S. Treasury Obligations	—	99,242	—
		$268,738,936	$99,242	$ —
	Long Futures Contracts	$3,965	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$342,560,721	$—	$—
	Long Futures Contracts	$65,517	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$143,769,235	$—	$—
	Rights***	—	4,950	—
		$143,769,235	$4,950	$ —
	Long Futures Contracts	$52,626	$—	$—
AVIP S&P MidCap 400® Index	Common Stocks***	$561,022,569	$—	$—
	U.S. Treasury Obligations	—	99,242	—
		$561,022,569	$99,242	$ —
	Long Futures Contracts	$27,448	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$489,136,598	$—	$—
	Long Futures Contracts	$23,659	$—	$—
AVIP AB Risk Managed Balanced	Common Stocks***	$697,211,646	$—	$—
	U.S. Treasury Obligations	—	237,983,466	—
	Corporate Bonds***	—	174,671,146	—
	Asset-Backed / Mortgage-Backed Securities***	—	97,151,824	—
	Purchased Options	20,452,295	65,783,660	—
	U.S. Government Agency Mortgage-Backed Securities	—	72,999,523	—
	Sovereign Debt Issues	—	1,714,338	—
	Preferred Securities***	—	1,395,357	—
	Taxable Municipal Bonds	—	384,581	—
	Rights***	—	4,444	—
	Money Market Funds	55,682,512	—	—
		$773,346,453	$652,088,339	$ —
	Long Futures Contracts	$3,264,596	$—	$—
	Short Futures Contracts	$(4,521)	$—	$—

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Federated Core Plus Bond	U.S. Treasury Obligations	$—	$191,994,173	$—
	Corporate Bonds***	—	161,875,034	—
	U.S. Government Agency Mortgage-Backed Securities	—	141,775,185	—
	Investment Companies	43,021,656	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	29,063,915	—
	Sovereign Debt Issues	—	1,202,834	—
		$43,021,656	$525,911,141	$ —
	Long Futures Contracts	$356,414	$—	$—
	Short Futures Contracts	$(319,854)	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$691,165,104	$—	$—
AVIP AB Relative Value	Common Stocks***	$128,340,585	$—	$—
AVIP iShares Managed Risk Balanced	Exchange Traded Funds	$581,280,825	$—	$—
	Long Futures Contracts	$106,182	$—	$—
	Short Futures Contracts	$(300,329)	$—	$—
AVIP iShares Managed Risk Moderate Growth	Exchange Traded Funds	$501,192,028	$—	$—
	Long Futures Contracts	$19,991	$—	$—
	Short Futures Contracts	$(285,597)	$—	$—
AVIP iShares Managed Risk Growth	Exchange Traded Funds	$449,452,468	$—	$—
	Long Futures Contracts	$321,288	$—	$—
	Short Futures Contracts	$(254,812)	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$194,011,200	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$788,855,773	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,510,742,302	$—	$—
AVIP Growth Model	Open-End Mutual Funds	$355,912,861	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
Transition of LIBOR-linked Reference Rates
Certain Portfolios have fixed income instruments that recently transitioned from using reference rates that were directly or indirectly linked to a U.S. Dollar London Interbank Offered Rate (“LIBOR”) setting to determine payment obligations, financing terms, or investment values.  The Portfolios may also have fixed income instruments with current fixed rates in which future scheduled variable rates are derived from a LIBOR rate that has yet to be transitioned by the issuer to an alternative representative reference rate.  Not all existing LIBOR-based instruments may have alternative rate-setting provisions and some uncertainty remains regarding the willingness and ability of issuers to add future alternative rate-setting provisions. Parties to instruments that utilized LIBOR rates may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty that could impact future performance and valuation of affected instruments.
Subsequent Events
Effective April 29, 2024, the Articles of Incorporation of the Fund's adviser, an Ohio corporation, were amended and restated such that the name of the adviser was changed from Ohio National Investments, Inc. to Constellation Investments, Inc.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option.  In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The AVIP AB Risk Managed Balanced Portfolio held purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the three-month period ended March 31, 2024.  These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.  Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices.  A particular index will be selected according to ONI's investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2024 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the AVIP AB Risk Managed Balanced, AVIP Federated Core Plus Bond, and AVIP iShares Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP AB Risk Managed Balanced and AVIP iShares Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2024.  Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2024.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2024 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$615,657	$78,308,639	$56,676,802	$31,114,250	$20,119,999	$16,783,869
Depreciation	(22,059,752)	(20,967,591)	(16,206,831)	(1,677,703)	(10,911,210)	(7,495,237)
Net unrealized appreciation (depreciation)	$(21,444,095)	$57,341,048	$40,469,971	$29,436,547	$9,208,789	$9,288,632
Aggregate cost of investments:	$236,637,172	$361,979,667	$311,615,534	$99,124,999	$109,372,144	$73,460,805

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$550,814,015	$30,158,819	$1,156,790	$110,914,734	$85,389,556	$36,881,225
Depreciation	(40,759,681)	(6,824,391)	(7,955,853)	(5,518,915)	(7,049,566)	(24,576,069)
Net unrealized appreciation (depreciation)	$510,054,334	$23,334,428	$(6,799,063)	$105,395,819	$78,339,990	$12,305,156
Aggregate cost of investments:	$717,409,149	$182,048,433	$127,926,700	$163,446,324	$264,286,248	$131,521,655

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP AB Risk Managed Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$128,515,669	$104,654,218	$190,952,473	$2,354,778	$104,000,961	$24,443,996
Depreciation	(31,165,341)	(5,968,388)	(77,579,686)	(57,868,366)	(16,928,397)	(1,959,856)
Net unrealized appreciation (depreciation)	$97,350,328	$98,685,830	$113,372,787	$(55,513,588)	$87,072,564	$22,484,140
Aggregate cost of investments:	$463,798,931	$390,474,427	$1,315,322,080	$624,482,945	$604,092,540	$105,856,445

	AVIP iShares Managed Risk Balanced	AVIP iShares Managed Risk Moderate Growth	AVIP iShares Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$62,243,085	$93,518,569	$105,088,367	$11,267,563	$73,901,293	$169,646,289
Depreciation	(17,152,483)	(1,528,933)	(2,870,351)	(12,443,686)	(34,787,189)	(36,426,077)
Net unrealized appreciation (depreciation)	$45,090,602	$91,989,636	$102,218,016	$(1,176,123)	$39,114,104	$133,220,212
Aggregate cost of investments:	$535,996,076	$408,936,786	$347,300,928	$195,187,323	$749,741,669	$1,377,522,090

(continued)

AuguStarSM Variable Insurance Products Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2024 (Unaudited)
AVIP Growth Model
Gross unrealized:
Appreciation	$42,957,711
Depreciation	(3,709,550)
Net unrealized appreciation	$39,248,161
Aggregate cost of investments:	$316,664,700